UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6569

Ivy Funds

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Jennifer K. Dulski

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (913) 236-2000

Date of fiscal year end: March 31

Date of reporting period: June 30, 2017

ITEM 1.    SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS Ivy Advantus Bond Fund (in thousands)	JUNE 30, 2017 (UNAUDITED)

PREFERRED STOCKS	Shares	Value

Financials
Diversified Banks – 0.5%
Wells Fargo & Co., 5.850%	173	$4,791

Total Financials – 0.5%		4,791
Real Estate Health Care REITs – 0.3%
Ventas, Inc., 5.450%	100	2,544

Total Real Estate – 0.3%		2,544

TOTAL PREFERRED STOCKS – 0.8%		$7,335
(Cost: $6,830)

ASSET-BACKED SECURITIES	Principal
Air Canada Enhanced Equipment Trust, Series 2015-2, Class AA, 6.625%, 5–15–18 (A)	$460	474
Air Canada Pass Through Certificates, Series 2015-1, Class C, 5.000%, 3–15–20 (A)	5,030	5,118
America West Airlines, Inc., Pass Through Certificates, Series 1999-1, 7.930%, 1–2–19	403	423
America West Airlines, Inc., Pass Through Certificates, Series 2000-1, 8.057%, 7–2–20	685	785
American Airlines Class B Pass Through Certificates, Series 2013-2, 5.600%, 7–15–20 (A)	2,756	2,877
American Airlines Pass-Through Trusts, Pass-Through Certificates, Series 2013-1, 3.700%, 5–1–23	1,613	1,597
American Airlines Pass-Through Trusts, Pass-Through Certificates, Series 2017-1B, 4.950%, 2–15–25	500	515
American Airlines, Inc., Class A Pass Through Certificates, Series 2013-2, 5.625%, 1–15–21 (A)	5,124	5,365
Aventura Mall Trust, Series 2013-AVM, Class B, 3.867%, 12–5–32 (A)	3,600	3,750
Capital One Multi-Asset Execution Trust, Series 2004-B3 (1-Month U.S. LIBOR plus 73 bps), 1.889%, 1–18–22 (B)	2,000	2,008
CarMax Auto Owner Trust 2013-2, Class D, 2.060%, 11–15–19	1,000	1,000
CCG Receivables Trust, Series 2015-1, Class A3, 2.750%, 11–14–23 (A)	3,250	3,241
Chesapeake Funding II LLC 2017-2A, Class D, 3.710%, 5–15–29 (A)	800	798
Chrysler Capital Auto Receivables Trust 2013-AA, Class D, 2.930%, 8–17–20 (A)	1,400	1,406
Continental Airlines 2001-1 A-1, 8.048%, 11–1–20	452	499
Continental Airlines Pass Through Certificates, Series 2009-2, 7.250%, 11–10–19	1,165	1,290
Continental Airlines Pass Through Certificates, Series 2010-1B, 6.000%, 1–12–19	1,017	1,042
Continental Airlines, Inc. Class B Pass Through Certificates, Series 2012-1B, 6.250%, 4–11–20	1,513	1,600
CVS Caremark Corp. Pass-Through Trust: 6.036%, 12–10–28	3,550	4,005
6.943%, 1–10–30	2,930	3,481

Delta Air Lines, Inc. Class A Pass Through Certificates, Series 2010-2, 4.250%, 7–30–23	2,184	2,244
Delta Air Lines, Inc. Pass-Through Certificates, Series 2012-1A, 4.750%, 5–7–20	1,251	1,310
Delta Air Lines, Inc. Pass-Through Certificates, Series 2012-1B, 6.875%, 5–7–19 (A)	3,477	3,695
Earnest Student Loan Program LLC, Series 2016-B, Class A2: 8.250%, 4–17–23 (A)	7,000	7,484
3.020%, 5–25–34 (A)	2,628	2,648
Fan Engine Securitization Ltd., Series 2013-1X, 3.000%, 10–15–19 (A)(C)	500	494
Flagship Credit Auto Trust, Series 2016-1, Class D, 8.590%, 5–15–23 (A)	4,200	4,564
Foursight Capital Automobile Receivables Trust, Series 2016-1, Class B: 2.340%, 1–15–21 (A)	1,412	1,414
3.710%, 1–18–22 (A)	3,202	3,177
Hawaiian Airlines Pass Through Certificates, Series 2013-1, 4.950%, 1–15–22	3,779	3,860
Hyundai Auto Receivables Trust 2016-B, Class D, 2.680%, 9–15–23	2,520	2,503
Longtrain Leasing III LLC, Series 2015A-2, 4.060%, 1–15–45 (A)	4,000	3,965
One Market Plaza Trust, Series 2017-1MKT, 3.614%, 2–10–32 (A)	4,000	4,162
SBA Tower Trust, Series 2013-1C (GTD by SBA Guarantor LLC and SBA Holdings LLC), 2.240%, 4–16–18 (A)	3,120	3,118
SoFi Professional Loan Program LLC, Series 2015-A2, 2.420%, 3–25–30 (A)	1,234	1,236
U.S. Airways, Inc. Class C Pass-Through Certificates, Series 2012-2, 5.450%, 6–3–18	2,000	2,050
U.S. Airways, Inc., Series 2012-2, Class A, 6.750%, 6–3–21	3,176	3,482
United Airlines Pass-Through Certificates, Series 2014-1B, 4.750%, 4–11–22	938	972
United Airlines Pass-Through Certificates, Series 2014-2B, 4.625%, 9–3–22	4,147	4,271
Virgin Australia 2013-1B Trust, 6.000%, 10–23–20 (A)	958	982
Wheels SPV LLC 2016-1A, Class A3, 1.870%, 5–20–25 (A)	925	920

TOTAL ASSET-BACKED SECURITIES – 11.1%		$99,825
(Cost: $98,303)

CORPORATE DEBT SECURITIES
Consumer Discretionary
Auto Parts & Equipment – 0.3%
American Axle & Manufacturing, Inc. (GTD by American Axle & Manufacturing Holdings, Inc.), 6.250%, 4–1–25 (A)	2,250	2,194

Hotels, Resorts & Cruise Lines – 0.8%
Host Hotels & Resorts, Inc. and Host Hotels & Resorts L.P., 5.250%, 3–15–22	3,150	3,425
Wyndham Worldwide Corp., 4.150%, 4–1–24	3,568	3,664

		7,089

Housewares & Specialties – 0.4%
Newell Rubbermaid, Inc., 5.000%, 11–15–23	3,518	3,764

Total Consumer Discretionary – 1.5%		13,047
Energy
Oil & Gas Drilling – 0.0%
Noble Holding International Ltd., 5.750%, 3–16–18 (D)	350	352

Oil & Gas Equipment & Services – 0.6%
Enterprise Products Operating L.P. (GTD by Enterprise Products Partners L.P.), 7.034%, 1–15–68	4,763	4,877

Oil & Gas Refining & Marketing – 1.5%
Marathon Petroleum Corp., 5.850%, 12–15–45	2,000	2,030
NuStar Logistics L.P. (GTD by NuStar Energy L.P. and NuStar Pipeline Operating Partnership L.P.): 8.150%, 4–15–18 (D)	3,005	3,140
4.800%, 9–1–20	4,790	4,982
6.750%, 2–1–21	1,011	1,102
PBF Holding Co. LLC and PBF Finance Corp., 7.250%, 6–15–25 (A)	2,500	2,410

		13,664

Oil & Gas Storage & Transportation – 5.9%
Boardwalk Pipelines L.P. (GTD by Boardwalk Pipeline Partners L.P.), 4.950%, 12–15–24	4,985	5,281
Buckeye Partners L.P., 5.600%, 10–15–44	7,481	7,733
Cheniere Corpus Christi Holdings LLC: 5.875%, 3–31–25	500	533
5.125%, 6–30–27 (A)	2,000	2,050
Enbridge Energy Partners L.P., 7.375%, 10–15–45	5,000	6,375
Enbridge, Inc., 6.000%, 1–15–77	2,225	2,333
Gulfstream Natural Gas System LLC, 4.600%, 9–15–25 (A)	1,975	2,120
Regency Energy Partners L.P. and Regency Energy Finance Corp.: 6.500%, 7–15–21	3,600	3,672
5.875%, 3–1–22	3,000	3,304
Sabine Pass Liquefaction LLC, 5.750%, 5–15–24	3,500	3,898
Sunoco Logistics Partners Operations L.P. (GTD by Sunoco Logistics Partners L.P.), 6.850%, 2–15–40	1,265	1,425
TC PipeLines L.P., 3.900%, 5–25–27	2,000	1,996
Tennessee Gas Pipeline Co., 8.375%, 6–15–32	4,000	4,977
Tesoro Logistics L.P. and Tesoro Logistics Finance Corp.: 6.125%, 10–15–21	1,000	1,040
6.375%, 5–1–24	250	271
5.250%, 1–15–25	2,500	2,625
Transcanada Trust, 5.875%, 8–15–76	3,178	3,449

		53,082

Total Energy – 8.0%		71,975
Financials
Consumer Finance – 4.2%
Capital One Bank USA N.A. (3-Month U.S. LIBOR plus 76.5 bps), 2.001%, 9–13–19 (B)	9,175	9,216
Capital One Financial Corp., Series E, 5.550%, 12–29–49	6,070	6,373
Discover Bank: 8.700%, 11–18–19	458	517
3.100%, 6–4–20	4,525	4,611
3.450%, 7–27–26	3,975	3,845
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.): 2.400%, 5–9–19	1,000	1,003
3.500%, 7–10–19	1,645	1,683
3.950%, 4–13–24	3,800	3,853
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.) (3-Month U.S. LIBOR plus 127 bps), 2.420%, 10–4–19 (B)	6,850	6,927

		38,028

Diversified Banks – 4.2%
Bank of America Corp.: 5.875%, 1–5–21	665	739
4.000%, 1–22–25	3,250	3,307
3.950%, 4–21–25	1,515	1,535

Comerica, Inc., 4.000%, 7–27–25	2,150	2,222
Compass Bank, 3.875%, 4–10–25	5,750	5,728
HSBC Holdings plc: 3.262%, 3–13–23	3,600	3,668
6.000%, 11–22–65	4,375	4,524
Huntington Bancshares, Inc., 3.150%, 3–14–21	2,550	2,600
Santander UK Group Holdings plc, 3.571%, 1–10–23	1,400	1,432
Standard Chartered plc, 7.750%, 12–29–49 (A)	2,075	2,228
Synchrony Bank, 3.000%, 6–15–22	3,700	3,683
U.S. Bancorp, 5.300%, 12–29–49	4,000	4,260
Wells Fargo & Co., 3.000%, 10–23–26	1,500	1,461

		37,387

Investment Banking & Brokerage – 3.2%
Charles Schwab Corp. (The), 4.625%, 12–29–49	4,200	4,289
Goldman Sachs Group, Inc. (The), 5.250%, 7–27–21	1,000	1,096
Goldman Sachs Group, Inc. (The) (3-Month U.S. LIBOR plus 104 bps), 2.196%, 4–25–19 (B)	4,304	4,351
Morgan Stanley: 5.500%, 7–28–21	1,090	1,209
3.125%, 7–27–26	1,400	1,361
5.450%, 12–29–29	4,950	5,126
Morgan Stanley (3-Month U.S. LIBOR plus 122 bps), 2.419%, 5–8–24 (B)	4,650	4,674
Raymond James Financial, Inc., 4.950%, 7–15–46	6,300	6,846

		28,952

Life & Health Insurance – 1.6%
Great-West Lifeco Finance L.P. (GTD by Great-West Lifeco, Inc.), 4.150%, 6–3–47 (A)	5,000	5,015
Teachers Insurance & Annuity Association of America, 4.270%, 5–15–47 (A)	5,000	5,126
Unum Group, 5.750%, 8–15–42	3,750	4,453

		14,594

Multi-Line Insurance – 0.3%
Hartford Financial Services Group, Inc. (The) (3-Month U.S. LIBOR plus 212.50 bps), 3.307%, 2–12–47 (B)	3,037	2,950

Other Diversified Financial Services – 4.1%
Citigroup, Inc.: 4.400%, 6–10–25	5,000	5,207
4.125%, 7–25–28	1,400	1,421
5.950%, 12–29–49	3,800	4,072
Daimler Finance North America LLC, 2.200%, 5–5–20 (A)	5,000	5,000
JPMorgan Chase & Co., 5.000%, 12–29–49	4,975	5,099
JPMorgan Chase & Co. (3-Month U.S. LIBOR plus 68 bps), 1.872%, 6–1–21 (B)	7,500	7,510
Sammons Financial Group, Inc., 4.450%, 5–12–27 (A)	3,900	3,970
TIAA Asset Management Finance Co. LLC: 2.950%, 11–1–19 (A)	2,500	2,536
4.125%, 11–1–24 (A)	2,125	2,199

		37,014

Property & Casualty Insurance – 1.7%
Chubb Corp. (The), 6.375%, 4–15–37	9,903	9,829
Liberty Mutual Group, Inc., 6.500%, 5–1–42 (A)	4,361	5,653

		15,482

Regional Banks – 1.5%
SunTrust Banks, Inc., 5.050%, 12–15–65	7,425	7,536
Synovus Financial Corp.: 7.875%, 2–15–19	3,025	3,282
5.750%, 12–15–25	2,000	2,117

		12,935

Specialized Finance – 1.3%
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.: 5.450%, 6–15–23 (A)	4,540	4,926
8.350%, 7–15–46 (A)	2,930	3,786
Peachtree Corners Funding Trust, 3.976%, 2–15–25	3,147	3,194

		11,906

Total Financials – 22.1%		199,248
Health Care
Health Care Facilities – 0.4%
HCA, Inc. (GTD by HCA Holdings, Inc.), 5.000%, 3–15–24	1,000	1,059
NYU Hospitals Center, 4.428%, 7–1–42	2,170	2,238

		3,297

Health Care Supplies – 0.6%
Bio-Rad Laboratories, Inc., 4.875%, 12–15–20	2,500	2,686
Express Scripts Holding Co., 3.000%, 7–15–23	3,175	3,152

		5,838

Pharmaceuticals – 0.5%
Teva Pharmaceutical Finance Netherlands III B.V. (GTD by Teva Pharmaceutical Industries Ltd.), 2.800%, 7–21–23	4,450	4,328

Total Health Care – 1.5%		13,463
Industrials
Airlines – 0.4%
British Airways plc, 5.625%, 6–20–20 (A)	1,038	1,085
U.S. Airways Group, Inc., Class A, 6.250%, 4–22–23	2,742	3,050

		4,135

Railroads – 1.1%
BNSF Funding Trust I, 6.613%, 12–15–55	8,292	9,549

Total Industrials – 1.5%		13,684
Information Technology
Application Software – 0.6%
Block Financial LLC (GTD by H&R Block, Inc.), 4.125%, 10–1–20	5,000	5,160

Systems Software – 0.7%
Microsoft Corp., 4.500%, 2–6–57	5,500	6,051

Technology Distributors – 0.4%
Tech Data Corp., 3.700%, 2–15–22	3,650	3,724

Total Information Technology – 1.7%		14,935
Materials
Aluminum – 0.1%
Kaiser Aluminum Corp., 5.875%, 5–15–24	1,000	1,053

Construction Materials – 0.2%
USG Corp., 4.875%, 6–1–27 (A)	2,000	2,058

Industrial Gases – 0.5%
AmeriGas Partners L.P. and AmeriGas Finance Corp.:
5.500%, 5–20–25	700	710
5.750%, 5–20–27	3,600	3,654

		4,364

Total Materials – 0.8%		7,475
Real Estate
Health Care REITs – 0.5%
Omega Healthcare Investors, Inc., 4.500%, 1–15–25	2,175	2,202
Physicians Realty L.P. (GTD by Physicians Realty Trust), 4.300%, 3–15–27	2,450	2,483

		4,685

Residential REITs – 0.6%
AvalonBay Communities, Inc., 3.350%, 5–15–27	5,000	5,016

Specialized REITs – 1.0%
Crown Castle International Corp., 6.113%, 1–15–20 (A)	3,270	3,516
CyrusOne L.P. and CyrusOne Finance Corp. (GTD by CyrusOne, Inc. and CyrusOne G.P.), 5.000%, 3–15–24 (A)	500	515
Hospitality Properties Trust: 4.500%, 6–15–23	1,775	1,860
4.650%, 3–15–24	1,200	1,249
Ventas Realty L.P. (GTD by Ventas, Inc.), 3.100%, 1–15–23	2,300	2,307

		9,447

Total Real Estate – 2.1%		19,148
Telecommunication Services
Integrated Telecommunication Services – 0.2%
AT&T, Inc., 4.500%, 3–9–48	1,930	1,820

Total Telecommunication Services – 0.2%		1,820
Utilities
Electric Utilities – 4.1%
Cleco Corporate Holdings LLC: 3.743%, 5–1–26 (D)	2,200	2,206
4.973%, 5–1–46 (D)	2,075	2,212
El Paso Electric Co., 5.000%, 12–1–44	2,225	2,400
Exelon Corp., 2.500%, 6–1–22 (D)	3,425	3,512
Exelon Generation Co. LLC, 3.400%, 3–15–22	7,600	7,735
FirstEnergy Corp., Series C, 4.850%, 7–15–47	2,125	2,154
Indianapolis Power & Light Co., 4.700%, 9–1–45 (A)	3,150	3,410
IPALCO Enterprises, Inc., 3.450%, 7–15–20	2,300	2,329
PPL Capital Funding, Inc. (GTD by PPL Corp.) (3-Month LIBOR plus 266.5 bps), 3.817%, 3–30–67 (B)	5,000	4,819
Southern Power Co., Series F, 4.950%, 12–15–46	6,190	6,401

		37,178

Gas Utilities – 1.4%
AGL Capital Corp., 3.875%, 11–15–25	7,050	7,244
Brooklyn Union Gas Co., 4.504%, 3–10–46 (A)	2,875	3,112
El Paso Natural Gas Co. LLC, 8.375%, 6–15–32 (D)	2,000	2,545

		12,901

Independent Power Producers & Energy Traders – 0.5%
AES Corp. (The), 6.000%, 5–15–26	4,000	4,280

Multi-Utilities – 0.4%
Dominion Resources, Inc., 5.750%, 10–1–54	3,300	3,531

Total Utilities – 6.4%		57,890

TOTAL CORPORATE DEBT SECURITIES – 45.8%		$412,685
(Cost: $401,787)

MORTGAGE-BACKED SECURITIES
Commercial Mortgage-Backed Securities – 5.1%
7 WTC Depositor LLC Trust 2012-WTC Commercial Mortgage Pass-Through Certificates, Series 2012-7WTC, 4.082%, 3–13–31 (A)	614	620
BAMLL Commercial Mortgage Securities Trust 2014-520M, Class A, 4.185%, 8–15–46 (A)	4,130	4,393
Banc of America Commercial Mortgage, Inc., Commercial Mortgage Pass-Through Certificates, Series 2003-2, 3.311%, 2–15–50	3,000	3,042
Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2013-SMPD, 3.008%, 1–12–30 (A)	1,240	1,242
Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-GC35, Class A4, 3.209%, 5–10–49	4,085	4,117

Credit Suisse Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2014-ICE, Class B, 3.304%, 9–15–37 (A)	1,500	1,530
Credit Suisse Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2014-ICE, Class B (Mortgage spread to 10-year U.S. Treasury index), 3.500%, 6–25–47 (A)(B)(C)	4,775	4,787
GS Mortgage Securities Corp. Trust, Commercial Mortgage Pass-Through Certificates, Series 2012-BWTR, 3.440%, 11–5–34 (A)	1,000	991
GS Mortgage Securities Trust 2011-GC5, 3.433%, 5–10–50	6,500	6,647
Hometown Commercial Capital LLC, Hometown Commercial Mortgage Pass-Through Notes 2006-1, 5.506%, 11–11–38 (A)	34	32
Hometown Commercial Trust, Commercial Mortgage-Backed Notes, Series 2007-1, 6.057%, 6–11–39 (A)	41	28
JPMorgan Chase Commercial Mortgage Securities Trust, Commercial Mortgage Pass-Through Certificates, Series 2016-JP3 (10-Year U.S. Treasury index plus 110 bps), 3.648%, 12–15–49 (B)	575	599
JPMorgan Chase Commercial Mortgage Securities Trust, Commercial Mortgage Pass-Through Certificates, Series 2017-JP5, 3.723%, 3–15–50	1,500	1,571
Mellon Residential Funding, 6.750%, 6–25–28	1	1
Multi Security Asset Trust L.P., Commercial Mortgage-Backed Securities Pass-Through Certificates, Series 2005-RR4, 5.880%, 11–28–35 (A)	1,118	1,120
UBS Commercial Mortgage Trust, Series 2017-C1, Class AS, 3.724%, 6–15–50	8,000	8,148
Vornado DP LLC Trust 2010, Commercial Mortgage Pass-Through Certificates, Series 2010-VNO, 5.280%, 9–13–28 (A)	1,200	1,280
Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class AS: 2.814%, 8–15–49	4,600	4,449
3.640%, 12–15–59	700	726
WFRBS Commercial Mortgage Trust 2011-C5 (3-Year U.S. Treasury index plus 145 bps), 3.667%, 11–15–44 (B)	435	456

		45,779

Other Mortgage-Backed Securities – 1.2%
Bear Stearns Mortgage Securities, Inc., 8.000%, 11–25–29	106	86
C-Bass 2006-MH1 Trust (Mortgage spread to 1-year U.S. Treasury index), 6.250%, 10–25–36 (A)(B)	1,480	1,509
CHL Mortgage Pass-Through Trust 2004-J4, 5.250%, 5–25–34	71	69
Collateralized Mortgage Obligation Trust, 5.000%, 7–1–18	1	1
CountryPlace Manufactured Housing Contract Trust 2005-1 (Mortgage spread to 3-year U.S. Treasury index), 5.200%, 12–15–35 (A)(B)	275	284

CWHEQ Home Equity Loan Trust, Series 2007-S2 (Mortgage spread to 2-year U.S. Treasury index), 5.934%, 5–25–37 (B)	263		259
GMACM Home Equity Loan Trust 2007-HE1 (1-Month U.S. LIBOR plus 14 bps), 5.952%, 8–25–37 (B)	524		544
Green Tree Financial Corp., Manufactured Housing Contract, Pass-Through Certificates, Series 1993-3A7, 6.400%, 10–15–18	3		3
Invitation Homes Trust, Series 2014-SFR2 (1-Month U.S. LIBOR plus 110 bps), 2.101%, 9–17–31 (A)(B)	955		956
J.P. Morgan Mortgage Trust 2006-A2 (Mortgage spread to 7-year U.S. Treasury index), 3.380%, 10–25–46 (A)(B)	3,109		2,990
JPMorgan Mortgage Trust 2004-A3 (Mortgage spread to 10-year U.S. Treasury index), 3.748%, 7–25–34 (B)	141		142
Merrill Lynch Mortgage Investors, Inc., Mortgage Pass-Through Certificates, Series 1997-C2, 6.250%, 12–10–29	191		190
Morgan Stanley BAML Trust, Series 2016-C32, 3.720%, 12–15–49	320		335
Morgan Stanley Capital I Trust 2012-STAR, Class A-2, 3.201%, 8–5–34 (A)	1,350		1,359
Morgan Stanley Capital I Trust 2012-STAR, Class B, 3.451%, 8–5–34 (A)	930		933
Origen Manufactured Housing Contract Trust 2005-B, 5.910%, 1–15–37	479		494
Prudential Home Mortgage Securities: 6.730%, 4–28–24 (A)	—	*	—	*
7.817%, 9–28–24 (A)	1		1
RASC, Series 2003-KS10 Trust, 6.410%, 12–25–33	158		109
Salomon Brothers Mortgage Securities VII, Inc., Mortgage Pass-Through Certificates, Series 1997-HUD1, 5.862%, 12–25–30	742		424
Structured Asset Mortgage Investments, Inc., 1.386%, 5–2–30	6		1

			10,689

TOTAL MORTGAGE-BACKED SECURITIES – 6.3%			$56,468
(Cost: $57,184)

MUNICIPAL BONDS – TAXABLE
Alabama – 0.2%
Muni Elec Auth of GA, Plant Vogtle Units 3 & 4 Proj P Bonds, Taxable Ser 2010A, 7.055%, 4–1–57	795		917
Util Debt Securitization Auth, Restructuring Bonds, Ser 2013T, 3.435%, 12–15–25	470		484

			1,401

New York – 0.7%
Port Auth of NY & NJ Consolidated Bonds, 168th Ser, 4.926%, 10–1–51	2,690		3,176
Port Auth of NY & NJ Consolidated Bonds, Ser 174, 4.458%, 10–1–62	3,000		3,279

			6,455

Washington – 0.1%
Pub Util Dist No. 1, Douglas Cnty, WA, Wells Hydroelec Bonds, Ser 2010A, 5.450%, 9–1–40	1,205	1,389

TOTAL MUNICIPAL BONDS – TAXABLE – 1.0%		$9,245
(Cost: $8,132)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 21.9%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO, 5.300%, 1–15–33	73	80
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 130 bps), 2.516%, 4–25–29 (B)	670	678
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 220 bps), 3.416%, 9–25–24 (B)	2,750	2,825
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 280 bps), 3.824%, 5–25–28 (B)	2,175	2,252
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 330 bps): 4.324%, 10–25–27 (B)	2,926	3,271
5.724%, 4–25–28 (B)	5,000	5,753
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 515 bps), 6.174%, 11–25–28 (B)	3,000	3,488
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates: 5.500%, 12–1–17	4	4
5.500%, 9–1–19	30	30
5.000%, 4–1–23	187	199
3.500%, 8–1–26	517	540
2.500%, 3–1–28	553	559
2.500%, 4–1–28	526	532
5.000%, 5–1–29	55	60
3.500%, 5–1–32	1,116	1,165
6.500%, 9–1–32	39	45
6.000%, 11–1–33	44	50
5.500%, 5–1–34	395	449
6.500%, 5–1–34	104	119
5.500%, 6–1–34	115	128
5.000%, 9–1–34	1	1
5.500%, 9–1–34	4	4
5.500%, 10–1–34	155	173
5.500%, 7–1–35	53	59
5.000%, 8–1–35	48	52
5.500%, 10–1–35	55	62
5.000%, 11–1–35	125	136
5.000%, 12–1–35	29	32
6.500%, 7–1–36	27	30
7.000%, 12–1–37	32	35
5.500%, 2–1–39	260	292
5.000%, 11–1–39	126	140
5.000%, 1–1–40	712	783
5.000%, 3–1–40	1,200	1,328
5.000%, 4–1–40	239	263
5.000%, 8–1–40	222	243
4.000%, 10–1–40	505	532
4.000%, 11–1–40	766	820
4.500%, 1–1–41	621	668
4.000%, 2–1–41	1,339	1,423
4.000%, 3–1–41	431	460
4.500%, 3–1–41	312	337
4.500%, 4–1–41	938	1,018
4.000%, 6–1–41	480	512
4.000%, 8–1–41	298	315
4.000%, 11–1–41	3,322	3,519
3.500%, 3–1–42	1,708	1,765
3.000%, 8–1–42	1,119	1,123
3.500%, 8–1–42	2,961	3,057
3.000%, 1–1–43	1,432	1,437
3.000%, 2–1–43	1,745	1,755
3.500%, 7–1–44	2,179	2,244
3.500%, 12–1–44	4,312	4,432
3.500%, 5–25–45	5,459	5,492
3.000%, 7–1–45	5,049	5,041

3.500%, 3–1–46	2,420		2,487
3.000%, 10–25–46	1,533		1,518
Federal National Mortgage Association Agency REMIC/CMO, 2.898%, 6–25–27	675		670
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 260 bps), 3.816%, 5–25–24 (B)	4,000		4,228
Federal National Mortgage Association Fixed Rate Pass-Through Certificates: 6.000%, 9–1–17	—	*	—	*
6.000%, 1–1–18	4		4
5.500%, 2–1–18	4		4
5.500%, 3–1–18	1		1
5.000%, 5–1–18	20		21
5.000%, 6–1–18	4		4
5.000%, 7–1–18	2		2
5.000%, 10–1–18	19		19
5.500%, 9–1–19	10		11
3.000%, 9–1–22	586		602
5.000%, 7–1–23	102		111
6.000%, 8–1–23	106		114
5.500%, 2–1–24	44		49
4.500%, 4–1–25	159		167
3.500%, 11–1–25	328		342
3.500%, 6–1–26	502		523
2.500%, 11–1–27	965		971
2.500%, 7–1–28	705		709
6.000%, 8–1–29	42		47
7.500%, 5–1–31	17		19
7.000%, 9–1–31	7		8
7.000%, 11–1–31	80		91
6.500%, 12–1–31	8		10
6.500%, 2–1–32	81		93
7.000%, 2–1–32	62		72
7.000%, 3–1–32	98		115
6.500%, 4–1–32	16		18
6.500%, 5–1–32	34		38
6.500%, 7–1–32	10		11
6.500%, 8–1–32	15		17
6.000%, 9–1–32	16		19
6.500%, 9–1–32	34		39
6.000%, 10–1–32	302		347
6.500%, 10–1–32	39		44
6.000%, 11–1–32	222		256
3.500%, 12–1–32	1,630		1,702
6.000%, 3–1–33	360		411
5.500%, 4–1–33	273		307
6.000%, 4–1–33	11		12
5.500%, 5–1–33	25		28
6.000%, 6–1–33	71		80
6.500%, 8–1–33	14		15
6.000%, 10–1–33	39		44
6.000%, 12–1–33	68		77
5.500%, 1–1–34	126		141
6.000%, 1–1–34	39		45
5.000%, 3–1–34	244		267
5.500%, 3–1–34	24		27
5.500%, 4–1–34	24		27
5.000%, 5–1–34	14		16
6.000%, 8–1–34	63		72
5.500%, 9–1–34	181		202
6.000%, 9–1–34	76		87
6.500%, 9–1–34	188		212
5.500%, 11–1–34	214		238
6.000%, 11–1–34	97		109
6.500%, 11–1–34	7		8
5.000%, 12–1–34	359		394
5.500%, 1–1–35	217		244
5.500%, 2–1–35	578		648
6.500%, 3–1–35	145		165
5.000%, 4–1–35	67		74
5.500%, 4–1–35	139		156
4.500%, 5–1–35	223		240
5.500%, 6–1–35	7		8
4.500%, 7–1–35	186		200
5.000%, 7–1–35	398		437
5.000%, 7–1–35	82		90
5.500%, 7–1–35	53		59
5.500%, 8–1–35	8		9
5.500%, 10–1–35	297		339

5.500%, 11–1–35	143	161
5.500%, 12–1–35	155	174
5.000%, 2–1–36	36	40
5.500%, 2–1–36	62	65
6.500%, 2–1–36	26	29
5.500%, 9–1–36	182	204
5.500%, 11–1–36	69	77
6.000%, 11–1–36	48	54
6.000%, 1–1–37	37	42
6.000%, 5–1–37	92	105
5.500%, 6–1–37	49	55
6.000%, 8–1–37	45	51
6.000%, 9–1–37	49	56
7.000%, 10–1–37	16	17
5.500%, 3–1–38	179	204
5.000%, 4–1–38	230	255
5.500%, 5–1–38	55	61
6.000%, 10–1–38	152	172
6.000%, 12–1–38	106	120
4.500%, 6–1–39	141	153
4.000%, 7–1–39 TBA	4,000	4,204
5.000%, 12–1–39	334	372
5.500%, 12–1–39	208	233
5.000%, 3–1–40	755	834
6.000%, 6–1–40	93	105
4.500%, 10–1–40	708	766
4.000%, 12–1–40	938	990
3.500%, 4–1–41	1,809	1,869
4.000%, 4–1–41	1,125	1,195
4.500%, 4–1–41	1,712	1,861
5.000%, 4–1–41	193	214
4.500%, 7–1–41	873	944
4.000%, 8–1–41	706	745
4.000%, 9–1–41	1,135	1,205
4.000%, 10–1–41	1,262	1,340
3.500%, 11–1–41	2,960	3,056
3.500%, 1–1–42	3,632	3,747
3.000%, 3–1–42	1,094	1,098
3.500%, 4–1–42	5,228	5,393
3.500%, 7–1–42	15,725	16,146
3.500%, 8–1–42	1,769	1,826
3.000%, 9–1–42	1,883	1,891
3.500%, 1–1–43	967	997
3.500%, 2–1–43	1,315	1,364
3.500%, 3–1–43	1,813	1,875
3.000%, 5–1–43	6,485	6,511
4.000%, 1–1–44	1,099	1,172
4.000%, 4–1–44	2,940	3,092
3.000%, 7–1–44	6,500	6,490
3.500%, 5–1–45	2,133	2,198
3.500%, 6–1–45	1,898	1,958
3.500%, 7–1–45	1,578	1,626
3.500%, 8–1–45	2,075	2,138
3.500%, 9–1–45	1,365	1,406
3.000%, 12–1–45	1,419	1,418
3.000%, 1–1–46	3,788	3,787
4.000%, 2–1–47	992	1,052
Government National Mortgage Association Agency REMIC/CMO: 0.643%, 7–16–40 (E)	118	—	*
0.000%, 3–16–42 (E)	603	—	*
0.011%, 6–17–45 (E)	345	—	*
Government National Mortgage Association Fixed Rate Pass-Through Certificates: 6.250%, 7–15–24	52	56
4.000%, 8–20–31	626	664
5.000%, 7–15–33	147	162
5.000%, 7–15–34	107	118
5.500%, 12–15–34	137	154
5.000%, 1–15–35	144	159
3.250%, 11–20–35	632	653
5.000%, 12–15–35	246	271
4.000%, 6–20–36	986	1,047
5.500%, 7–15–38	147	166
5.500%, 10–15–38	166	191
5.500%, 2–15–39	47	54
5.000%, 12–15–39	129	144
5.000%, 1–15–40	785	860
4.500%, 6–15–40	410	448
5.000%, 7–15–40	195	213
4.000%, 12–20–40	506	540
4.000%, 1–15–41	620	654
4.000%, 10–15–41	366	386
3.500%, 10–20–43	1,596	1,659
4.000%, 12–20–44	588	619
3.500%, 2–20–45	2,675	2,773

3.000%, 3–15–45	3,565	3,605
3.000%, 3–20–45	1,751	1,770
3.500%, 3–20–45	1,797	1,863
3.500%, 4–20–45	4,061	4,210
3.500%, 4–20–46	1,330	1,379
U.S. Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust 1995-1, Class 1 (Mortgage spread to 3-year U.S. Treasury index), 6.987%, 2–15–25 (B)	53	58
U.S. Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust 1995-1, Class 2, 7.793%, 2–15–25	15	17

		196,907

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 21.9%		$196,907
(Cost: $195,561)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 10.7%
U.S. Treasury Bonds: 5.375%, 2–15–31 (F)	4,940	6,644
3.000%, 2–15–47	15,347	15,859
U.S. Treasury Notes: 1.250%, 5–31–19	5,850	5,836
1.500%, 5–15–20	4,500	4,495
1.500%, 6–15–20	630	629
1.750%, 5–31–22	26,300	26,143
2.000%, 4–30–24	27,065	26,854
2.375%, 5–15–27	10,020	10,084

		96,544

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 10.7%		$96,544
(Cost: $95,600)

SHORT-TERM SECURITIES
Commercial Paper (G) – 1.8%
CVS Health Corp., 1.330%, 7–5–17	9,000	8,998
Kroger Co. (The), 1.300%, 7–3–17	1,909	1,909
McCormick & Co., Inc., 1.410%, 7–11–17	5,000	4,998

		15,905

Master Note – 0.2%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.440%, 7–5–17 (H)	2,154	2,154

Municipal Obligations – 0.4%
NYC Hsng Dev Corp., Multi-Fam Mtg Rev Bonds (Markham Gardens Apt), Ser 2006A (GTD by FHLMC) (BVAL plus 14 bps), 1.000%, 7–7–17 (H)	4,000	4,000

Notes – 2.5%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate), 1.080%, 7–7–17 (H)	22,500	22,500

TOTAL SHORT-TERM SECURITIES – 4.9%		$44,559
(Cost: $44,560)

TOTAL INVESTMENT SECURITIES – 102.5%		$923,568
(Cost: $907,957)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (2.5)%		(22,141)

NET ASSETS – 100.0%		$901,427

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017 the total value of these securities amounted to $147,852 or 16.4% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Description of the reference rate and spread, if applicable, are included in the security description.

(C)	Securities whose value was determined using significant unobservable inputs.

(D)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at June 30, 2017.

(E)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(F)	All or a portion of securities with an aggregate value of $377 have been pledged as collateral on open futures contracts.

(G)	Rate shown is the yield to maturity at June 30, 2017.

(H)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following futures contracts were outstanding at June 30, 2017 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Value	Unrealized Appreciation (Depreciation)
U.S. 10 Year Treasury Note	Short	9-29-17	216	$(27,115)	$72
U.S. Treasury Long Bond	Short	9-29-17	11	(1,690)	(13)
U.S. 5 Year Treasury Note	Long	10-4-17	395	46,545	(109)
				$17,740	$(50)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2017:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Preferred Stocks	$7,335	$—	$—
Asset-Backed Securities	—	99,331	494
Corporate Debt Securities	—	412,685	—
Mortgage-Backed Securities	—	51,681	4,787
Municipal Bonds	—	9,245	—
United States Government Agency Obligations	—	196,907	—
United States Government Obligations	—	96,544	—
Short-Term Securities	—	44,559	—
Total	$7,335	$910,952	$5,281
Futures Contracts	$72	$—	$—
Liabilities
Futures Contracts	$122	$—	$—

During the period ended June 30, 2017, there were no transfers between any levels.

The following acronyms are used throughout this schedule:

BVAL = Bloomberg Valuation Municipal AAA Benchmark

CMO = Collateralized Mortgage Obligation

FHLMC = Federal Home Loan Mortgage Corp.

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

TB = Treasury Bill

TBA = To Be Announced

For Federal income tax purposes, cost of investments owned at June 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$907,957

Gross unrealized appreciation	19,711
Gross unrealized depreciation	(4,100)

Net unrealized appreciation	$15,611

SCHEDULE OF INVESTMENTS Ivy Advantus Real Estate Securities Fund (in thousands)	JUNE 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value

Real Estate
Diversified REITs – 1.8%
Liberty Property Trust	274	$11,142

Health Care REITs – 9.5%
HCP, Inc.	289	9,249
Healthcare Trust of America, Inc., Class A	247	7,675
Physicians Realty Trust	440	8,860
Ventas, Inc.	212	14,711
Welltower, Inc.	231	17,260

		57,755

Hotel & Resort REITs – 5.0%
Apple Hospitality REIT, Inc.	305	5,703
Hilton Worldwide Holdings, Inc.	131	8,108
Host Hotels & Resorts, Inc.	505	9,220
Sunstone Hotel Investors, Inc.	442	7,122

		30,153

Industrial REITs – 10.0%
Duke Realty Corp.	641	17,905
First Industrial Realty Trust, Inc.	94	2,701
ProLogis, Inc.	585	34,330
Rexford Industrial Realty, Inc.	224	6,133

		61,069

Office REITs – 16.6%
Alexandria Real Estate Equities, Inc.	163	19,625
Boston Properties, Inc.	94	11,576
Brandywine Realty Trust	819	14,364
Corporate Office Properties Trust	365	12,779
Highwoods Properties, Inc.	160	8,093
Hudson Pacific Properties, Inc.	91	3,118
Kilroy Realty Corp.	200	15,020
SL Green Realty Corp.	80	8,478
Vornado Realty Trust	85	7,992

		101,045

Residential REITs – 21.7%
American Campus Communities, Inc.	96	4,546
American Homes 4 Rent (A)	439	9,911
Apartment Investment and Management Co., Class A	154	6,607
AvalonBay Communities, Inc.	92	17,610
Equity Residential	298	19,590
Essex Property Trust, Inc.	68	17,411
Invitation Homes, Inc.	347	7,501
Mid-America Apartment Communities, Inc.	197	20,770
Sun Communities, Inc.	154	13,539
UDR, Inc.	385	15,003

		132,488

Retail REITs – 17.3%
Agree Realty Corp.	172	7,867
Brixmor Property Group, Inc.	467	8,355
Federal Realty Investment Trust	24	3,021
GGP, Inc.	680	16,031
Kimco Realty Corp.	511	9,372
National Retail Properties, Inc.	142	5,568
Regency Centers Corp.	238	14,908
Simon Property Group, Inc.	248	40,129

		105,251

Specialized REITs – 16.9%
CubeSmart	196	4,715
CyrusOne, Inc.	196	10,932
Digital Realty Trust, Inc.	118	13,272
DuPont Fabros Technology, Inc.	41	2,501
Entertainment Properties Trust	109	7,841
Equinix, Inc.	79	34,015
Extra Space Storage, Inc.	188	14,680
Public Storage, Inc.	73	15,160

		103,116

Total Real Estate – 98.8%		602,019

TOTAL COMMON STOCKS – 98.8%		$602,019
(Cost: $446,639)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 0.7%
Kroger Co. (The), 1.300%, 7-3-17	$4,060	4,060

Master Note – 0.2%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.440%, 7-5-17 (C)	1,361	1,361

TOTAL SHORT-TERM SECURITIES – 0.9%		$5,421
(Cost: $5,421)

TOTAL INVESTMENT SECURITIES – 99.7%		$607,440
(Cost: $452,060)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		1,992

NET ASSETS – 100.0%		$609,432

Notes to Schedule of Investments

(A) Listed on an exchange outside the United States.

(B) Rate shown is the yield to maturity at June 30, 2017.

(C) Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$602,019	$—	$—
Short-Term Securities	—	5,421	—
Total	$602,019	$5,421	$—

During the period ended December 31, 2016, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$452,060

Gross unrealized appreciation	161,115
Gross unrealized depreciation	(5,735)

Net unrealized appreciation	$155,380

CONSOLIDATED SCHEDULE OF INVESTMENTS Ivy Asset Strategy Fund (in thousands)	JUNE 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary
Auto Parts & Equipment – 1.3%
Delphi Automotive plc	582	$50,977

Automobile Manufacturers – 2.1%
Bayerische Motoren Werke AG (A)	448	41,627
Suzuki Motor Corp. (A)	826	39,144

		80,771

Cable & Satellite – 2.0%
Altice USA, Inc., Class A (B)	444	14,354
Comcast Corp., Class A	1,575	61,299

		75,653

Home Improvement Retail – 2.3%
Home Depot, Inc. (The)	350	53,720
Lowe’s Co., Inc.	410	31,772

		85,492

Internet & Direct Marketing Retail – 1.5%
Amazon.com, Inc. (B)	59	57,054

Leisure Products – 0.5%
Media Group Holdings LLC, Series H (B)(C)(D)(E)(F)	640	3,000
Media Group Holdings LLC, Series T (B)(C)(D)(E)(F)	80	15,140

		18,140

Movies & Entertainment – 2.4%
Liberty Media Corp., Class C (B)(C)(F)	2,809	92,563

Restaurants – 0.5%
Starbucks Corp.	337	19,674

Tires & Rubber – 0.7%
Bridgestone Corp. (A)	653	28,079

Total Consumer Discretionary – 13.3%		508,403
Consumer Staples
Brewers – 0.8%
InBev N.V. (A)	291	32,187

Packaged Foods & Meats – 3.2%
Kraft Foods Group, Inc.	440	37,721
Mondelez International, Inc., Class A	898	38,771
Nestle S.A., Registered Shares (A)	520	45,211

		121,703

Soft Drinks – 1.6%
Coca-Cola Co. (The)	1,351	60,601

Tobacco – 2.6%
ITC Ltd. (A)	3,507	17,561
Philip Morris International, Inc.	699	82,086

		99,647

Total Consumer Staples – 8.2%		314,138
Energy
Oil & Gas Equipment & Services – 2.6%
Halliburton Co.	1,283	54,816
Schlumberger Ltd.	682	44,883

		99,699

Oil & Gas Exploration & Production – 4.2%
Cabot Oil & Gas Corp.	1,330	33,358
EOG Resources, Inc.	651	58,951
Noble Energy, Inc.	1,291	36,521
Pioneer Natural Resources Co.	191	30,457

		159,287

Oil & Gas Refining & Marketing – 1.1%
Phillips 66	497	41,131

Total Energy – 7.9%		300,117
Financials
Diversified Banks – 2.5%
Axis Bank Ltd. (A)	4,152	33,229
China Construction Bank Corp. (A)	13,444	10,418
Industrial and Commercial Bank of China Ltd., H Shares (A)(B)	16,181	10,922
Wells Fargo & Co.	762	42,195

		96,764

Investment Banking & Brokerage – 1.0%
Goldman Sachs Group, Inc. (The)	178	39,605

Life & Health Insurance – 3.0%
AIA Group Ltd. (A)	10,223	74,700
MetLife, Inc.	744	40,853

		115,553

Multi-Line Insurance – 1.3%
Axa S.A. (A)	1,794	49,085

Multi-Sector Holdings – 0.8%
Berkshire Hathaway, Inc., Class B (B)	174	29,454

Other Diversified Financial Services – 2.7%
JPMorgan Chase & Co.	1,107	101,210

Regional Banks – 1.2%
PNC Financial Services Group, Inc. (The)	375	46,823

Total Financials – 12.5%		478,494
Health Care
Biotechnology – 2.4%
Alexion Pharmaceuticals, Inc. (B)	300	36,523
Shire Pharmaceuticals Group plc ADR	329	54,370

		90,893

Health Care Equipment – 1.2%
Medtronic plc	523	46,430

Health Care Facilities – 0.9%
HCA Holdings, Inc. (B)	420	36,587

Pharmaceuticals – 2.3%
Bayer AG (A)	164	21,253
Pfizer, Inc.	1,964	65,984

		87,237

Total Health Care – 6.8%		261,147
Industrials
Aerospace & Defense – 2.7%
Airbus SE (A)	487	40,019
Lockheed Martin Corp.	233	64,683

		104,702

Construction & Engineering – 1.7%
Larsen & Toubro Ltd. (A)	1,364	35,610
Vinci (A)	348	29,733

		65,343

Construction Machinery & Heavy Trucks – 1.2%
PACCAR, Inc.	682	45,013

Electrical Components & Equipment – 0.8%
Schneider Electric S.A. (A)	372	28,562

Industrial Conglomerates – 1.1%
Siemens AG (A)	290	39,849

Industrial Machinery – 1.0%
Parker Hannifin Corp.	242	38,644

Railroads – 0.9%
Union Pacific Corp.	310	33,719

Trading Companies & Distributors – 0.5%
Wolseley plc (A)	337	20,662

Total Industrials – 9.9%		376,494
Information Technology
Application Software – 3.3%
Adobe Systems, Inc. (B)	541	76,515
Intuit, Inc.	365	48,423

		124,938

Data Processing & Outsourced Services – 2.0%
FleetCor Technologies, Inc. (B)	161	23,212
Visa, Inc., Class A	561	52,620

		75,832

Electronic Equipment & Instruments – 0.4%
Keyence Corp. (A)	36	15,748

Internet Software & Services – 4.5%
Alibaba Group Holding Ltd. ADR (B)	438	61,665
Alphabet, Inc., Class A (B)	65	60,243
Facebook, Inc., Class A (B)	83	12,480
MercadoLibre, Inc.	147	36,980

		171,368

Semiconductor Equipment – 0.9%
ASML Holding N.V., Ordinary Shares (A)	266	34,713

Semiconductors – 0.1%
Renesas Electronics Corp. (A)(B)	527	4,589

Systems Software – 2.2%
Microsoft Corp.	1,249	86,077

Total Information Technology – 13.4%		513,265
Materials
Diversified Metals & Mining – 1.4%
BHP Billiton plc (A)	1,197	18,334
Rio Tinto plc (A)	817	34,517

		52,851

Paper Packaging – 0.6%
International Paper Co.	423	23,952

Total Materials – 2.0%		76,803
Telecommunication Services
Integrated Telecommunication Services – 1.0%
Nippon Telegraph and Telephone Corp. (A)	809	38,202

Total Telecommunication Services – 1.0%		38,202

TOTAL COMMON STOCKS – 75.0%		$2,867,063
(Cost: $2,955,696)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary
Movies & Entertainment – 2.1%
Delta Topco Ltd. (2.000% Cash or 2.000% PIK), 2.000%, 7–23–19 (C)(F)(G)	$55,026	81,241

Total Consumer Discretionary – 2.1%		81,241
Financials
Diversified Banks – 0.6%
Royal Bank of Scotland Group plc (The): 7.500%, 12–29–49	14,766	15,239
8.625%, 12–29–49	6,547	7,136

		22,375

Total Financials – 0.6%		22,375

TOTAL CORPORATE DEBT SECURITIES – 2.7%		$103,616
(Cost: $83,344)

OTHER GOVERNMENT SECURITIES (H)
Brazil – 1.6%
Brazil Notas do Tesouro Nacional, 10.000%, 1–1–21 (I)	BRL203,059	61,382

Mexico – 5.8%
Mexican Bonos: 8.000%, 6–11–20 (I)	MXN954,707	54,564
6.500%, 6–10–21 (I)	1,057,900	58,064
10.000%, 12–5–24 (I)	824,607	54,133
5.750%, 3–5–26 (I)	1,033,419	53,157

		219,918

TOTAL OTHER GOVERNMENT SECURITIES – 7.4%		$281,300
(Cost: $285,170)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Inflation Protected Obligations – 3.8%
U.S. Treasury Notes: 0.125%, 4–15–21	27,590	27,547
0.625%, 1–15–26	67,018	67,429
0.125%, 7–15–26	5,132	4,949
1.000%, 2–15–46	47,001	46,963

		146,888

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 3.8%		$146,888
(Cost: $151,337)

BULLION – 5.2%	Troy Ounces
Gold	161	200,149

(Cost: $191,012)

SHORT-TERM SECURITIES	Principal
Commercial Paper (J) – 2.1%
Comcast Corp., 1.330%, 7–6–17	$9,000	8,998
CVS Health Corp., 1.330%, 7–5–17	10,000	9,998
Ecolab, Inc., 1.450%, 7–17–17	3,592	3,590
General Mills, Inc., 1.320%, 7–5–17	10,000	9,998
J.M. Smucker Co. (The), 1.310%, 7–5–17	15,000	14,997
Mattel, Inc.: 1.440%, 7–12–17	10,000	9,995
1.450%, 7–14–17	2,915	2,913
McCormick & Co., Inc., 1.410%, 7–13–17	4,400	4,398
River Fuel Co. #2, Inc. (GTD by Bank of Nova Scotia), 1.200%, 7–14–17	10,000	9,995
Wisconsin Gas LLC, 1.190%, 7–6–17	4,000	3,999

		78,881

Master Note – 0.2%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.440%, 7–5–17 (K)	8,822	8,822

Municipal Obligations – 1.8%
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (GTD by FNMA) (BVAL plus 10 bps), 0.970%, 7–7–17 (K)	8,600	8,600
City of Whittier, Hlth Fac Rev Bonds (Presbyterian Intercmnty Hosp), Ser 2009 (GTD by U.S. Bank N.A.) (BVAL plus 14 bps), 0.860%, 7–7–17 (K)	2,000	2,000
Harris Cnty Hosp Dist, Sr Lien Rfdg Rev Bonds, Ser 2010 (GTD by JPMorgan Chase & Co.) (BVAL plus 11 bps), 0.920%, 7–7–17 (K)	5,000	5,000
IL Fin Auth, Var Rate Demand Rev Bonds (The Carle Fndtn), Ser 2009 (GTD by JPMorgan Chase Bank N.A.) (BVAL plus 12 bps), 0.930%, 7–7–17 (K)	855	855
MN Office of Higher Edu, Adj Rate Supplemental Student Loan Prog Rev Bonds, Ser 2008B (Tax-Exempt), (GTD by U.S. Bank N.A.) (BVAL plus 12 bps), 0.940%, 7–7–17 (K)	5,300	5,300
MN Office of Higher Edu, Adj Rate Supplemental Student Loan Prog Rev Bonds, Ser 2011A (GTD by U.S. Bank N.A.) (BVAL plus 12 bps), 0.940%, 7–7–17 (K)	10,000	10,000
NY Metro Trans Auth, Trans Rev Var Rate Bonds, Ser 2005E-3 (GTD by Bank of Montreal) (BVAL plus 21 bps), 0.930%, 7–7–17 (K)	6,000	6,000

NYC Hsng Dev Corp., Multi-Fam Mtg Rev Bonds (Spring Creek Apt I and II), Ser 2006A (GTD by FHLMC) (BVAL plus 14 bps), 1.000%, 7–7–17 (K)	14,000	14,000
SC Pub Svc Auth, Rev Notes, Ser 2017DD (GTD by Bank of America N.A.), 1.310%, 7–19–17	6,000	6,000
SD Hlth and Edu Fac Auth, Var Rate Dmnd Rev Bonds (Sioux Vly Hosp and Hlth Sys), Ser 2001C (GTD by U.S. Bank N.A.) (BVAL plus 9 bps), 0.900%, 7–7–17 (K)	2,800	2,800
Trap Rock Industries, Inc., Var Demand Bonds, Ser 2005 (GTD by Wachovia Bank N.A.) (1-Week U.S. LIBOR plus 10 bps), 1.220%, 7–7–17 (K)	8,625	8,625

		69,180

United States Government Agency Obligations – 0.5%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate): 1.070%, 7–7–17 (K)	10,759	10,759
1.100%, 7–7–17 (K)	5,175	5,175
1.150%, 7–7–17 (K)	980	979

		16,913

TOTAL SHORT-TERM SECURITIES – 4.6%		$173,796
(Cost: $173,800)

TOTAL INVESTMENT SECURITIES – 98.7%		$3,772,812
(Cost: $3,840,359)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.3%		51,189

NET ASSETS – 100.0%		$3,824,001

Notes to Consolidated Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Restricted securities. At June 30, 2017, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Liberty Media Corp., Class C	1-23-17	2,809	$73,024	$92,563
Media Group Holdings LLC, Series H	8-29-13 to 10-31-13	640	448,211	3,000
Media Group Holdings LLC, Series T	7-2-13 to 1-23-15	80	168,531	15,140

		Principal
Delta Topco Ltd. (2.000% Cash or 2.000% PIK), 2.000%, 07-23-19		$55,026	62,656	81,241
			$752,422	$191,944

The total value of these securities represented 5.0% of net assets at June 30, 2017.

(D)	Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund and consolidated as described in Note 6 of the Notes to Financial Statements.

(E)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(F)	Securities whose value was determined using significant unobservable inputs.

(G)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.

(H)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(I)	Principal amount and exercise prices are denominated in the indicated foreign currency, where applicable (BRL – Brazilian Real and MXN – Mexican Peso).

(J)	Rate shown is the yield to maturity at June 30, 2017.

(K)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following total return swap agreements were outstanding at June 30, 2017:

Counterparty	Number of Shares	Underlying Security	Termination Date	Notional Amount	Financing Fee(1)(2)	Unrealized Depreciation
Morgan Stanley International	561,012	Euro STOXX Bank Index	12/08/2017	$84,042	3-Month Euribor plus 40 bps	$(510)
						$84,038

(1)	The Fund pays the financing fee multiplied by the notional amount each month.

(2)	At the termination date, a net cash flow is exchanged where the market-linked total return is equivalent to the return of the underlying security less a financing rate, if any. As the payer, a Fund would owe payments on any net positive total return, and would receive payments in the event of a negative total return.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$397,700	$—	$110,703
Consumer Staples	314,138	—	—
Energy	300,117	—	—
Financials	478,494	—	—
Health Care	261,147	—	—
Industrials	376,494	—	—
Information Technology	513,265	—	—
Materials	76,803	—	—
Telecommunication Services	38,202	—	—
Total Common Stocks	$2,756,360	$—	$110,703
Corporate Debt Securities	—	22,375	81,241
Other Government Securities	—	281,300	—
United States Government Obligations	—	146,888	—
Bullion	200,149	—	—
Short-Term Securities	—	173,796	—
Total	$2,956,509	$624,359	$191,944
Liabilities
Total Return Swaps	$—	$510	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Corporate Debt Securities
Beginning Balance 4-1-17	$313,778	$75,762
Net realized gain (loss)	(334,143)	—
Net change in unrealized appreciation (depreciation)	341,008	10,140
Purchases	(16,583)	(5,745)
Sales	(193,357)	—
Amortization/Accretion of premium/discount	—	1,084
Transfers into Level 3 during the period	—	—
Transfers out of Level 3 during the period	—	—
Ending Balance 6-30-17	$110,703	$81,241
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-17	$341,008	$10,140

During the period ended June 30, 2017, there were no transfers between any levels.

Information about Level 3 fair value measurements:

	Fair Value at 6-30-17	Valuation Technique(s)	Unobservable Input(s)	Input Value(s)
Assets
Common Stocks	$15,140	Discounted cash flows model	Long-term growth rate	2.50%
			Weighted average cost of capital	17.34%
			Illiquidity discount	10%
	3,000	Discounted book value	Discount Factor	77%
			Illiquidity discount	10%
	92,563	Discounted closing exchange price	Illiquidity discount	10%
Corporate Debt Securities	81,241	Discounted closing exchange price	Illiquidity discount	10%

Significant increases (decreases) in long-term growth rate inputs could result in a higher fair value measurement. However, significant increases in weighted average cost of capital or illiquidity discount inputs could result in a lower fair value measurement.

During the period ended June 30, 2017, securities totaling $5,864 changed valuation techniques from a blended methodology of discounted cash flows model and discounted book value to a discounted book value approach. The change in valuation techniques is primarily due to the discounted book value approach more closely reflecting current market participant assumptions.

BASIS FOR CONSOLIDATION OF THE IVY ASSET STRATEGY FUND

Ivy ASF II, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Asset Strategy Fund (referred to as “the Fund” in this subsection). Ivy ASF III (SBP), LLC (the “Company”), a Delaware limited liability company, was incorporated as a wholly owned company acting as an investment vehicle for the Fund. The Subsidiary and the Company act as an investment vehicle for the Fund, in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in their prospectus and statement of additional information.

The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and its Subsidiary and the Company. The consolidated financial statements include the accounts of the Fund and its Subsidiary and the Company. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and its Subsidiary and the Company comprising the entire issued share capital of the Subsidiary and the Company with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary and the Company confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and the Company and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary and the Company.

See the table below for details regarding the structure, incorporation and relationship as of June 30, 2017 of the Subsidiary and the Company to the Fund (amounts in thousands).

Subsidiary/Company	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary Net Assets	Percentage of Fund Net Assets
Ivy ASF II, Ltd.	1-31-13	4-10-13	$3,824,001	3,805,262	99%
Ivy ASF III (SBP), LLC	4-9-13	4-23-13	$3,824,001	18,739	1%

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CMO = Collateralized Mortgage Obligation

FHLMC = Federal Home Loan Mortgage Corp.

GTD = Guaranteed

OTC = Over the Counter

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at June 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$3,840,359

Gross unrealized appreciation	583,887
Gross unrealized depreciation	(651,434)

Net unrealized depreciation	$(67,547)

SCHEDULE OF INVESTMENTS Ivy Balanced Fund (in thousands)	JUNE 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Automotive Retail – 0.7%
O’Reilly Automotive, Inc. (A)	70	$15,235

Cable & Satellite – 2.0%
Comcast Corp., Class A	1,088	42,335

Casinos & Gaming – 1.6%
Las Vegas Sands, Inc.	514	32,821

General Merchandise Stores – 1.1%
Dollar General Corp.	316	22,813

Home Improvement Retail – 1.4%
Lowe’s Co., Inc.	363	28,165

Hotels, Resorts & Cruise Lines – 2.2%
Carnival Corp.	715	46,856

Movies & Entertainment – 1.4%
Twenty-First Century Fox, Inc.	1,015	28,295

Restaurants – 1.1%
YUM! Brands, Inc.	299	22,065

Total Consumer Discretionary – 11.5%		238,585
Consumer Staples
Brewers – 1.1%
Anheuser-Busch InBev S.A. ADR	200	22,122

Drug Retail – 1.5%
CVS Caremark Corp.	378	30,422

Packaged Foods & Meats – 0.9%
Kraft Foods Group, Inc.	232	19,843

Total Consumer Staples – 3.5%		72,387
Energy
Integrated Oil & Gas – 1.2%
Chevron Corp.	242	25,274

Oil & Gas Drilling – 0.8%
Helmerich & Payne, Inc.	319	17,343

Oil & Gas Equipment & Services – 1.1%
Schlumberger Ltd.	337	22,208

Oil & Gas Exploration & Production – 2.0%
Newfield Exploration Co. (A)	682	19,417
Noble Energy, Inc.	819	23,180

		42,597

Oil & Gas Refining & Marketing – 0.6%
Phillips 66	146	12,040

Total Energy – 5.7%		119,462
Financials
Diversified Banks – 2.2%
Northern Trust Corp.	249	24,225
Wells Fargo & Co.	391	21,660

		45,885

Financial Exchanges & Data – 1.9%
Intercontinental Exchange, Inc.	586	38,656

Investment Banking & Brokerage – 1.3%
Goldman Sachs Group, Inc. (The)	127	28,148

Life & Health Insurance – 1.4%
MetLife, Inc.	515	28,272

Other Diversified Financial Services – 2.3%
JPMorgan Chase & Co.	525	47,980

Regional Banks – 1.9%
PNC Financial Services Group, Inc. (The)	319	39,877

Total Financials – 11.0%		228,818
Health Care
Biotechnology – 2.9%
Biogen, Inc. (A)	84	22,713
Shire Pharmaceuticals Group plc ADR	230	37,994

		60,707

Health Care Services – 1.4%
Laboratory Corp. of America Holdings (A)	185	28,585

Managed Health Care – 2.6%
Anthem, Inc.	139	26,094
UnitedHealth Group, Inc.	155	28,712

		54,806

Pharmaceuticals – 3.2%
Allergan plc	115	28,053
Pfizer, Inc.	629	21,118
Teva Pharmaceutical Industries Ltd. ADR	525	17,442

		66,613

Total Health Care – 10.1%		210,711
Industrials
Building Products – 1.8%
Johnson Controls, Inc.	861	37,338

Construction Machinery & Heavy Trucks – 1.6%
Allison Transmission Holdings, Inc.	442	16,561
PACCAR, Inc.	237	15,638

		32,199

Industrial Machinery – 0.8%
Parker Hannifin Corp.	104	16,653

Railroads – 1.5%
Union Pacific Corp.	290	31,551

Trucking – 1.1%
Knight Transportation, Inc.	613	22,701

Total Industrials – 6.8%		140,442
Information Technology
Application Software – 2.0%
Autodesk, Inc. (A)	411	41,412

Data Processing & Outsourced Services – 1.1%
MasterCard, Inc., Class A	191	23,251

IT Consulting & Other Services – 1.3%
Cognizant Technology Solutions Corp., Class A	393	26,092

Semiconductor Equipment – 0.8%
Applied Materials, Inc.	407	16,828

Semiconductors – 1.7%
Integrated Device Technology, Inc. (A)	428	11,029
Intel Corp.	750	25,315

		36,344

Systems Software – 1.7%
Microsoft Corp.	517	35,644

Technology Hardware, Storage & Peripherals – 2.4%
Apple, Inc.	345	49,627

Total Information Technology – 11.0%		229,198
Materials
Commodity Chemicals – 1.0%
Valvoline, Inc.	869	20,602

Specialty Chemicals – 1.6%
PPG Industries, Inc.	309	33,961

Total Materials – 2.6%		54,563
Real Estate
Specialized REITs – 0.9%
Crown Castle International Corp.	183	18,313

Total Real Estate – 0.9%		18,313

TOTAL COMMON STOCKS – 63.1%		$1,312,479
(Cost: $1,103,867)

PREFERRED STOCKS
Energy
Integrated Oil & Gas – 0.9%
Hess Corp., Convertible, 8.000%	320	17,798

Total Energy – 0.9%		17,798
Financials
Investment Banking & Brokerage – 0.4%
Morgan Stanley, 5.850%	300	8,196

Other Diversified Financial Services – 0.5%
Citigroup, Inc., 6.300%	357	9,532

Regional Banks – 0.1%
First Republic Bank, Series G, 5.500%	120	3,145

Total Financials – 1.0%		20,873

Health Care
Managed Health Care – 0.9%
Anthem, Inc., 5.250%	342	18,065

Pharmaceuticals – 2.6%
Allergan plc, Convertible Series A, 5.500%	36	30,904
Teva Pharmaceutical Industries Ltd., Convertible, 7.000%	41	24,374

		55,278

Total Health Care – 3.5%		73,343
Industrials
Environmental & Facilities Services – 0.7%
Stericycle, Inc., 5.250%	225	15,062

Total Industrials – 0.7%		15,062
Materials
Commodity Chemicals – 0.8%
A. Schulman, Inc., Convertible, 6.000%	19	16,319

Total Materials – 0.8%		16,319
Telecommunication Services
Integrated Telecommunication Services – 0.2%
Frontier Communications Corp., Convertible Series A, 11.125%	125	3,680

Total Telecommunication Services – 0.2%		3,680

TOTAL PREFERRED STOCKS – 7.1%		$147,075
(Cost: $170,574)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary
Apparel, Accessories & Luxury Goods – 0.5%
Under Armour, Inc., 3.250%, 6–15–26	$11,000	10,308

Broadcasting – 0.0%
Discovery Communications LLC, 3.300%, 5–15–22	900	903

Cable & Satellite – 0.1%
Pearson Funding Five plc, 3.250%, 5–8–23 (B)	900	873
Viacom, Inc., 2.750%, 12–15–19	1,281	1,295

		2,168

General Merchandise Stores – 0.0%
Dollar General Corp., 1.875%, 4–15–18	1,000	1,001

Homebuilding – 0.1%
Toll Brothers Finance Corp., 4.375%, 4–15–23	1,500	1,552

Publishing – 0.1%
Thomson Reuters Corp., 3.350%, 5–15–26	2,000	1,997

Total Consumer Discretionary – 0.8%		17,929
Consumer Staples
Brewers – 0.2%
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB), 2.200%, 8–1–18	2,700	2,716
Molson Coors Brewing Co., 3.000%, 7–15–26	1,500	1,443

		4,159

Distillers & Vintners – 0.0%
Beam, Inc., 1.750%, 6–15–18	1,000	999

Food Distributors – 0.1%
Campbell Soup Co., 2.500%, 8–2–22	2,400	2,399

Tobacco – 0.2%
BAT International Finance plc, 2.750%, 6–15–20 (B)	4,000	4,052

Total Consumer Staples – 0.5%		11,609
Energy
Integrated Oil & Gas – 0.4%
Hess Corp., 4.300%, 4–1–27	7,500	7,326

Oil & Gas Drilling – 0.6%
Nabors Industries Ltd., Convertible, 0.750%, 1–15–24 (B)	16,500	13,128

Oil & Gas Equipment & Services – 0.2%
Schlumberger Holding Corp., 2.350%, 12–21–18 (B)	4,500	4,527

Oil & Gas Exploration & Production – 0.8%
BP Capital Markets plc (GTD by BP plc): 2.241%, 9–26–18	4,250	4,274
2.315%, 2–13–20	3,000	3,028
Concho Resources, Inc., 4.375%, 1–15–25	6,500	6,630
ONEOK Partners L.P., 3.200%, 9–15–18	2,750	2,782

		16,714

Oil & Gas Storage & Transportation – 1.4%
Buckeye Partners L.P., 2.650%, 11–15–18	4,000	4,021
Colorado Interstate Gas Co., 4.150%, 8–15–26 (B)	5,000	4,962
Hornbeck Offshore Services, Inc., Convertible, 1.500%, 9–1–19	11,621	8,425
Kinder Morgan Energy Partners L.P., 2.650%, 2–1–19	3,250	3,272
Plains All American Pipeline L.P. and PAA Finance Corp., 4.650%, 10–15–25	3,500	3,588
Williams Partners L.P., 3.600%, 3–15–22	5,500	5,619

		29,887

Total Energy – 3.4%		71,582
Financials
Asset Management & Custody Banks – 0.3%
Ares Capital Corp., 4.875%, 11–30–18	6,500	6,727

Consumer Finance – 0.8%
American Express Co., 4.900%, 12–29–49	3,200	3,253
Capital One Bank USA N.A.: 2.150%, 11–21–18	3,150	3,154
2.250%, 2–13–19	4,000	4,011
Ford Motor Credit Co. LLC, 3.339%, 3–28–22	2,500	2,537
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.): 3.450%, 4–10–22	1,000	1,016
3.700%, 5–9–23	1,050	1,066
Hyundai Capital America, 2.875%, 8–9–18 (B)	1,550	1,563

		16,600

Diversified Banks – 4.8%
ABN AMRO Bank N.V., 2.500%, 10–30–18 (B)	6,200	6,248
Australia and New Zealand Banking Group Ltd., 4.400%, 5–19–26 (B)	7,150	7,378
Bank of America Corp.: 2.000%, 1–11–18	2,500	2,504
8.000%, 7–29–49	10,000	10,275
Barclays plc, 5.200%, 5–12–26	5,000	5,260
BNP Paribas S.A., 2.450%, 3–17–19	4,500	4,544
DBS Group Holdings Ltd., 2.246%, 7–16–19 (B)	8,750	8,771
HSBC Holdings plc, 3.400%, 3–8–21	5,000	5,139
ING Bank N.V., 2.500%, 10–1–19 (B)	5,400	5,437
Mizuho Bank Ltd., 2.650%, 9–25–19 (B)	5,200	5,238
Skandinaviska Enskilda Banken AB, 2.375%, 3–25–19 (B)	4,000	4,025
Societe Generale S.A., 4.250%, 4–14–25 (B)	2,750	2,789
Standard Chartered plc, 2.250%, 4–17–20 (B)	10,700	10,631
Sumitomo Mitsui Banking Corp., 2.450%, 1–16–20	4,000	4,024
U.S. Bancorp, 3.100%, 4–27–26	2,500	2,471
Wells Fargo & Co., 7.980%, 3–29–49	10,000	10,422
Westpac Banking Corp., 2.250%, 7–30–18	5,000	5,027

		100,183

Investment Banking & Brokerage – 1.3%
BGC Partners, Inc., 5.375%, 12–9–19	6,500	6,847
Credit Suisse Group Funding (Guernsey) Ltd., 2.750%, 3–26–20	4,000	4,031

Goldman Sachs Group, Inc. (The): 2.900%, 7–19–18	1,350	1,365
2.625%, 1–31–19	4,000	4,042
2.600%, 4–23–20	3,400	3,431
5.700%, 12–29–49	1,300	1,353
Morgan Stanley, 2.650%, 1–27–20	5,900	5,962

		27,031

Life & Health Insurance – 0.2%
AIA Group Ltd., 2.250%, 3–11–19 (B)	2,600	2,599
Prudential Financial, Inc., 8.875%, 6–15–38	1,600	1,700

		4,299

Multi-Line Insurance – 0.4%
American International Group, Inc., 2.300%, 7–16–19	2,750	2,765
Aon plc (GTD by Aon Corp.), 2.800%, 3–15–21	6,000	6,025

		8,790

Other Diversified Financial Services – 2.5%
Citigroup, Inc.: 5.800%, 11–29–49	8,500	8,861
5.950%, 12–29–49	9,250	9,873
Fidelity National Information Services, Inc., 2.000%, 4–15–18	1,250	1,252
Fifth Street Finance Corp., 4.875%, 3–1–19	6,700	6,706
JPMorgan Chase & Co.: 7.900%, 4–29–49	8,200	8,524
5.000%, 12–29–49	4,500	4,613
5.300%, 11–1–65	1,500	1,562
PennantPark Investment Corp., 4.500%, 10–1–19	8,100	8,189
Total Capital (GTD by Total S.A.), 2.125%, 8–10–18	1,500	1,509

		51,089

Property & Casualty Insurance – 0.1%
Berkshire Hathaway Finance Corp. (GTD by Berkshire Hathaway, Inc.), 2.200%, 3–15–21	2,300	2,317

Regional Banks – 1.1%
Citizens Financial Group, Inc., 3.750%, 7–1–24	8,900	8,855
PNC Bank N.A., 3.250%, 6–1–25	4,000	4,061
SunTrust Banks, Inc.: 2.350%, 11–1–18	3,700	3,722
5.625%, 12–29–49	4,800	5,010

		21,648

Specialized Finance – 0.3%
Diamond 1 Finance Corp. and Diamond 2 Finance Corp., 5.450%, 6–15–23 (B)	6,000	6,510

Total Financials – 11.8%		245,194
Health Care
Biotechnology – 0.3%
Amgen, Inc., 2.125%, 5–1–20	6,000	6,009

Health Care Equipment – 0.2%
Zimmer Holdings, Inc., 2.700%, 4–1–20	3,000	3,027

Health Care Facilities – 0.2%
Surgery Center Holdings, Inc., 8.875%, 4–15–21 (B)	3,000	3,251

Health Care Services – 0.4%
Cardinal Health, Inc., 2.400%, 11–15–19	3,900	3,923
Quest Diagnostics, Inc., 3.450%, 6–1–26	5,000	5,010

		8,933

Health Care Supplies – 0.2%
Shire Acquisitions Investments Ireland Designated Activity Co., 2.875%, 9–23–23	5,000	4,955

Managed Health Care – 0.1%
Aetna, Inc., 2.200%, 3–15–19	2,600	2,615

Pharmaceuticals – 0.7%
AbbVie, Inc., 3.200%, 5–14–26	3,500	3,459
Forest Laboratories, Inc., 5.000%, 12–15–21 (B)	9,500	10,371

Mylan, Inc., 2.550%, 3–28–19	700	705

		14,535

Total Health Care – 2.1%		43,325
Industrials
Aerospace & Defense – 1.0%
Huntington Ingalls Industries, Inc., 5.000%, 11–15–25 (B)	10,000	10,737
TransDigm, Inc. (GTD by TransDigm Group, Inc.): 6.000%, 7–15–22	3,500	3,605
6.375%, 6–15–26	5,500	5,583

		19,925

Airlines – 0.1%
Southwest Airlines Co., 2.650%, 11–5–20	2,900	2,934

Diversified Support Services – 0.1%
Ahern Rentals, Inc., 7.375%, 5–15–23 (B)	1,118	917

Railroads – 0.0%
Kansas City Southern de Mexico S.A. de C.V., 2.350%, 5–15–20	873	872

Total Industrials – 1.2%		24,648
Information Technology
Data Processing & Outsourced Services – 0.2%
Fiserv, Inc., 2.700%, 6–1–20	2,900	2,935

IT Consulting & Other Services – 0.1%
Keysight Technologies, Inc., 4.600%, 4–6–27	2,500	2,626

Semiconductors – 0.1%
Micron Technology, Inc., 5.500%, 2–1–25	2,122	2,239

Total Information Technology – 0.4%		7,800
Materials
Construction Materials – 0.3%
Hillman Group, Inc. (The), 6.375%, 7–15–22 (B)	5,000	4,800

Diversified Metals & Mining – 0.1%
Anglo American plc, 4.125%, 4–15–21 (B)	2,200	2,260

Metal & Glass Containers – 0.3%
BakerCorp International, Inc., 8.250%, 6–1–19	7,747	6,721

Total Materials – 0.7%		13,781
Real Estate
Specialized REITs – 0.2%
Crown Castle International Corp.: 5.250%, 1–15–23	1,046	1,162
3.700%, 6–15–26	2,600	2,622

		3,784

Total Real Estate – 0.2%		3,784
Telecommunication Services
Integrated Telecommunication Services – 0.7%
AT&T, Inc.: 2.300%, 3–11–19	7,100	7,142
4.125%, 2–17–26	5,900	6,050
Verizon Communications, Inc., 2.946%, 3–15–22 (B)	2,000	2,014

		15,206

Wireless Telecommunication Service – 0.6%
American Tower Corp.: 2.250%, 1–15–22	7,500	7,312
4.700%, 3–15–22	1,400	1,517
3.375%, 10–15–26	3,000	2,935
Virgin Media Finance plc, 4.875%, 2–15–22	284	267

		12,031

Total Telecommunication Services – 1.3%		27,237
Utilities
Electric Utilities – 0.5%
Electricite de France S.A., 2.150%, 1–22–19 (B)	3,750	3,762
Entergy Texas, Inc., 2.550%, 6–1–21	2,400	2,385
Exelon Corp., 2.450%, 4–15–21	2,500	2,493
PPL Energy Supply LLC, 4.600%, 12–15–21	2,800	2,128

		10,768

Independent Power Producers & Energy Traders – 0.5%
Canadian Solar, Inc., Convertible, 4.250%, 2–15–19	10,000	9,731

Total Utilities – 1.0%		20,499

TOTAL CORPORATE DEBT SECURITIES – 23.4%		$487,388
(Cost: $484,283)

LOANS (C)
Industrials
Industrial Machinery – 0.3%
Dynacast International LLC (ICE LIBOR plus 850 bps), 9.796%, 1–30–23 (D)	6,526	6,526

Total Industrials – 0.3%		6,526

TOTAL LOANS – 0.3%		$6,526
(Cost: $6,410)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 1.5%
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates: 4.500%, 6–1–44	6,162	6,626
3.000%, 6–15–45	7,119	7,345
Federal National Mortgage Association Fixed Rate Pass-Through Certificates: 6.000%, 9–1–17	2	2
5.000%, 1–1–18	2	2
6.500%, 10–1–28	38	43
6.500%, 2–1–29	5	6
3.500%, 6–25–29	4,087	4,305
7.000%, 11–1–31	41	47
6.500%, 2–1–32	33	37
7.000%, 2–1–32	47	54
7.000%, 3–1–32	22	26
7.000%, 7–1–32	25	28
6.500%, 9–1–32	25	28
5.500%, 5–1–33	20	22

5.500%, 6–1–33	19	22
4.500%, 11–1–43	5,422	5,928
3.000%, 10–25–46	6,948	7,118

		31,639

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 1.5%		$31,639
(Cost: $32,197)

SHORT-TERM SECURITIES
Commercial Paper (E) – 0.9%
Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.), 1.330%, 7–5–17 (B)	3,000	2,999
Kroger Co. (The), 1.300%, 7–3–17 (B)	3,129	3,129
Rockwell Automation, Inc., 1.230%, 7–7–17 (B)	13,015	13,011

		19,139

Master Note – 0.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.440%, 7–5–17 (F)	1,741	1,741

United States Government Agency Obligations – 0.1%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate), 1.150%, 7–7–17 (F)	1,342	1,342

TOTAL SHORT-TERM SECURITIES – 1.1%		$22,222
(Cost: $22,224)

TOTAL INVESTMENT SECURITIES – 96.5%		$2,072,383
(Cost: $1,819,555)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		9,207

NET ASSETS – 100.0%		$2,081,590

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017 the total value of these securities amounted to $145,982 or 7.0% of net assets.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Description of the reference rate and spread, if applicable, are included in the security description.

(D)	Securities whose value was determined using significant unobservable inputs.

(E)	Rate shown is the yield to maturity at June 30, 2017.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,312,479	$—	$—
Preferred Stocks	130,756	16,319	—
Corporate Debt Securities	—	487,388	—
Loans	—	—	6,526
United States Government Agency Obligations	—	31,639	—
United States Government Obligations	—	65,054	—
Short-Term Securities	—	22,222	—
Total	$1,443,235	$622,622	$6,526

During the period ended June 30, 2017, there were no transfers between any levels.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

REIT = Real Estate Investment Trusts

For Federal income tax purposes, cost of investments owned at June 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,887,377

Gross unrealized appreciation	265,044
Gross unrealized depreciation	(80,038)

Net unrealized appreciation	$185,006

SCHEDULE OF INVESTMENTS Ivy Core Equity Fund (in thousands)	JUNE 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Auto Parts & Equipment – 2.0%
Magna International, Inc.	421	$19,524

Cable & Satellite – 2.1%
Comcast Corp., Class A	536	20,853

Home Improvement Retail – 2.6%
Home Depot, Inc. (The)	169	25,993

Housewares & Specialties – 2.3%
Newell Rubbermaid, Inc.	420	22,520

Total Consumer Discretionary – 9.0%		88,890
Consumer Staples
Brewers – 1.3%
Molson Coors Brewing Co., Class B	155	13,366

Hypermarkets & Super Centers – 1.6%
Costco Wholesale Corp.	99	15,753

Packaged Foods & Meats – 2.7%
Kraft Foods Group, Inc.	310	26,548

Soft Drinks – 2.0%
Monster Beverage Corp. (A)	393	19,499

Tobacco – 2.9%
Philip Morris International, Inc.	241	28,326

Total Consumer Staples – 10.5%		103,492
Energy
Oil & Gas Drilling – 0.6%
Helmerich & Payne, Inc.	109	5,934

Oil & Gas Equipment & Services – 0.9%
Halliburton Co.	220	9,392

Oil & Gas Exploration & Production – 4.1%
Cimarex Energy Co.	130	12,262
EOG Resources, Inc.	197	17,842
Pioneer Natural Resources Co.	66	10,484

		40,588

Total Energy – 5.6%		55,914
Financials
Asset Management & Custody Banks – 2.4%
Blackstone Group L.P. (The)	715	23,848

Diversified Banks – 3.5%
Bank of America Corp.	665	16,128
Wells Fargo & Co.	332	18,386

		34,514

Financial Exchanges & Data – 2.2%
CME Group, Inc.	173	21,704

Investment Banking & Brokerage – 4.9%
Charles Schwab Corp. (The)	396	17,029
Morgan Stanley	702	31,286

		48,315

Other Diversified Financial Services – 3.0%
JPMorgan Chase & Co.	323	29,550

Total Financials – 16.0%		157,931
Health Care
Biotechnology – 3.0%
Alexion Pharmaceuticals, Inc. (A)	112	13,570
Shire Pharmaceuticals Group plc ADR	99	16,356

		29,926

Health Care Equipment – 2.0%
Intuitive Surgical, Inc. (A)	21	19,643

Managed Health Care – 4.7%
Cigna Corp.	106	17,810
UnitedHealth Group, Inc.	154	28,629

		46,439

Pharmaceuticals – 2.8%
Eli Lilly and Co.	94	7,720
Zoetis, Inc.	316	19,724

		27,444

Total Health Care – 12.5%		123,452
Industrials
Aerospace & Defense – 3.8%
Lockheed Martin Corp.	60	16,657
United Technologies Corp.	175	21,320

		37,977

Construction Machinery & Heavy Trucks – 2.9%
PACCAR, Inc.	237	15,665
WABCO Holdings, Inc. (A)	103	13,121

		28,786

Railroads – 3.4%
Norfolk Southern Corp.	129	15,748
Union Pacific Corp.	161	17,514

		33,262

Total Industrials – 10.1%		100,025
Information Technology
Application Software – 2.5%
Adobe Systems, Inc. (A)	173	24,455

Data Processing & Outsourced Services – 6.3%
MasterCard, Inc., Class A	182	22,057
PayPal, Inc. (A)	350	18,801
Visa, Inc., Class A	227	21,297

		62,155

Home Entertainment Software – 1.8%
Electronic Arts, Inc. (A)	173	18,237

Internet Software & Services – 7.7%
Alibaba Group Holding Ltd. ADR (A)	152	21,459
Alphabet, Inc., Class A (A)	36	33,748
Facebook, Inc., Class A (A)	141	21,264

		76,471

Semiconductor Equipment – 3.8%
Applied Materials, Inc.	526	21,741
ASML Holding N.V., NY Registry Shares	120	15,624

		37,365

Semiconductors – 4.9%
Analog Devices, Inc.	214	16,649
Broadcom Corp., Class A	92	21,464
Texas Instruments, Inc.	128	9,870

		47,983

Systems Software – 3.5%
Microsoft Corp.	507	34,927

Technology Hardware, Storage & Peripherals – 3.7%
Apple, Inc.	257	37,071

Total Information Technology – 34.2%		338,664
Materials
Commodity Chemicals – 0.9%
LyondellBasell Industries N.V., Class A	106	8,954

Total Materials – 0.9%		8,954

TOTAL COMMON STOCKS – 98.8%		$977,322
(Cost: $816,246)

TOTAL INVESTMENT SECURITIES – 98.8%		$977,322
(Cost: $816,246)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.2%		12,202

NET ASSETS – 100.0%		$989,524

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$977,322	$—	$—
Total	$977,322	$—	$—

During the period ended June 30, 2017, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at June 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$816,246

Gross unrealized appreciation	166,045
Gross unrealized depreciation	(4,969)

Net unrealized appreciation	$161,076

SCHEDULE OF INVESTMENTS Ivy Cundill Global Value Fund (in thousands)	JUNE 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value

Canada
Consumer Discretionary – 1.4%
Hudson’s Bay Co.	324	$2,893

Materials – 1.8%
Canfor Corp. (A)	234	3,539

Total Canada – 3.2%		$6,432
China
Information Technology – 2.1%
Baidu.com, Inc. ADR (A)	24	4,205

Total China – 2.1%		$4,205
France
Health Care – 2.6%
Sanofi-Aventis	55	5,284

Industrials – 3.2%
Compagnie de Saint-Gobain	68	3,623
Vinci	35	2,973

		6,596

Total France – 5.8%		$11,880
Germany
Financials – 1.8%
Munchener Ruckversicherungs-Gesellschaft AG, Registered Shares	18	3,561

Total Germany – 1.8%		$3,561
Hong Kong
Financials – 1.0%
First Pacific Co. Ltd.	2,791	2,059

Industrials – 2.3%
Cheung Kong (Holdings) Ltd.	364	4,569

Total Hong Kong – 3.3%		$6,628
Italy
Consumer Discretionary – 1.4%
Mediaset S.p.A. (A)	749	2,946

Total Italy – 1.4%		$2,946
Japan
Consumer Discretionary – 1.2%
Honda Motor Co. Ltd.	93	2,525

Information Technology – 2.2%
Hitachi Ltd.	721	4,419

Telecommunication Services – 2.6%
SoftBank Group Corp.	65	5,217

Total Japan – 6.0%		$12,161
Luxembourg
Energy – 1.8%
Tenaris S.A.	234	3,654

Total Luxembourg – 1.8%		$3,654
South Korea
Information Technology – 2.9%
Samsung Electronics Co. Ltd.	3	5,940

Materials – 2.5%
POSCO	20	5,085

Total South Korea – 5.4%		$11,025
Switzerland
Health Care – 3.1%
Novartis AG, Registered Shares	75	6,268

Total Switzerland – 3.1%		$6,268
United Kingdom
Consumer Discretionary – 1.0%
Fiat S.p.A. (A)	187	1,969

Financials – 4.0%
Barclays plc	2,116	5,587
Standard Chartered plc	261	2,645

		8,232

Industrials – 1.6%
Weir Group plc (The)	142	3,205

Total United Kingdom – 6.6%		$13,406
United States
Consumer Discretionary – 8.6%
BorgWarner, Inc.	101	4,297
Liberty Global, Inc., Series A (A)	211	6,761
TRI Pointe Group, Inc. (A)	39	512
Twenty-First Century Fox, Inc., Class A	206	5,837

		17,407

Consumer Staples – 1.7%
CVS Caremark Corp.	43	3,489

Energy – 4.6%
Apache Corp.	79	3,795
Chesapeake Energy Corp. (A)	399	1,984
Rowan Cos., Inc. (A)	124	1,274
RPC, Inc.	115	2,326

		9,379

Financials – 20.3%
American International Group, Inc.	136	8,476
Bank of America Corp.	379	9,189
Citigroup, Inc. (B)	151	10,113
Goldman Sachs Group, Inc. (The)	19	4,251
Wells Fargo & Co.	166	9,225

		41,254

Health Care – 7.2%
Da Vita, Inc. (A)	78	5,050
HCA Holdings, Inc. (A)	57	4,973
McKesson Corp.	27	4,523

		14,546

Industrials – 6.3%
Bristow Group, Inc.	463	3,542
Nielsen Holdings plc	65	2,526
Union Pacific Corp.	37	4,083
Westinghouse Air Brake Technologies Corp.	28	2,579

		12,730

Information Technology – 2.8%
International Business Machines Corp.	37	5,725

Materials – 3.5%
Axalta Coating Systems Ltd. (A)	98	3,153
Compass Minerals International, Inc.	62	4,023

		7,176

Total United States – 55.0%		$111,706

TOTAL COMMON STOCKS – 95.5%		$193,872
(Cost: $162,109)

PREFERRED STOCKS
United States
Energy – 3.9%
Chesapeake Energy Corp., 5.750%, Cumulative	2	1,514
Chesapeake Energy Corp., 5.750%, Series A Cumulative	11	6,339

		7,853

Total United States – 3.9%		$7,853

TOTAL PREFERRED STOCKS – 3.9%		$7,853
(Cost: $9,875)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 0.0%
Federal National Mortgage Association 0.964%, 7–3–17	$117	117

TOTAL SHORT-TERM SECURITIES – 0.0%		$117
(Cost: $117)

TOTAL INVESTMENT SECURITIES – 99.4%		$201,842
(Cost: $172,101)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.6%		1,133

NET ASSETS – 100.0%		$202,975

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $358 are held in collateralized accounts for OTC forward foreign currency contracts.

(C)	Rate shown is the yield to maturity at June 30, 2017.

The following forward foreign currency contracts were outstanding at June 30, 2017:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Japanese Yen	1,220,085	U.S. Dollar	10,858	8-16-17	Morgan Stanley International	$—	$10

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2017:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$193,872	$—	$—
Preferred Stocks	1,514	6,339	—
Short-Term Securities	—	117	—
Total	$195,386	$6,456	$—
Liabilities
Forward Foreign Currency Contracts	$—	$10	$—

During the period ended June 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at June 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$172,101

Gross unrealized appreciation	41,207
Gross unrealized depreciation	(11,466)

Net unrealized appreciation	$29,741

SCHEDULE OF INVESTMENTS Ivy Dividend Opportunities Fund (in thousands)	JUNE 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Advertising – 1.8%
Omnicom Group, Inc.	78	$6,495

Cable & Satellite – 2.6%
Comcast Corp., Class A	245	9,553

Home Improvement Retail – 2.9%
Home Depot, Inc. (The)	70	10,746

Restaurants – 1.3%
McDonalds Corp.	33	4,985

Total Consumer Discretionary – 8.6%		31,779
Consumer Staples
Brewers – 1.4%
Anheuser-Busch InBev S.A. ADR	47	5,192

Drug Retail – 1.3%
CVS Caremark Corp.	61	4,876

Personal Products – 1.6%
Unilever plc (A)	106	5,758

Tobacco – 3.9%
Philip Morris International, Inc.	124	14,564

Total Consumer Staples – 8.2%		30,390
Energy
Integrated Oil & Gas – 7.5%
Chevron Corp.	161	16,844
Suncor Energy, Inc.	377	11,011

		27,855

Oil & Gas Storage & Transportation – 2.4%
Enterprise Products Partners L.P.	323	8,748

Total Energy – 9.9%		36,603
Financials
Diversified Banks – 4.5%
Wells Fargo & Co.	304	16,859

Life & Health Insurance – 3.5%
MetLife, Inc.	237	13,018

Multi-Line Insurance – 1.6%
American International Group, Inc.	94	5,858

Other Diversified Financial Services – 4.5%
JPMorgan Chase & Co.	184	16,845

Regional Banks – 2.0%
KeyCorp	390	7,300

Total Financials – 16.1%		59,880
Health Care
Health Care Equipment – 1.5%
Medtronic plc	64	5,713

Pharmaceuticals – 4.9%
Pfizer, Inc.	541	18,172

Total Health Care – 6.4%		23,885
Industrials
Aerospace & Defense – 7.6%
BAE Systems plc (A)	505	4,171
Lockheed Martin Corp.	51	14,130
United Technologies Corp.	80	9,738

		28,039

Building Products – 2.9%
Johnson Controls, Inc.	252	10,918

Construction Machinery & Heavy Trucks – 2.5%
PACCAR, Inc.	143	9,414

Electrical Components & Equipment – 1.9%
Eaton Corp.	91	7,052

Railroads – 1.0%
Union Pacific Corp.	35	3,779

Total Industrials – 15.9%		59,202
Information Technology
Communications Equipment – 3.7%
Harris Corp.	68	7,439
Nokia Corp., Series A ADR	1,024	6,305

		13,744

Data Processing & Outsourced Services – 1.5%
Paychex, Inc.	95	5,389

Semiconductors – 4.2%
Analog Devices, Inc.	131	10,169
Cypress Semiconductor Corp.	399	5,448

		15,617

Systems Software – 5.1%
Microsoft Corp.	276	19,049

Total Information Technology – 14.5%		53,799
Materials
Diversified Chemicals – 3.1%
Dow Chemical Co. (The)	182	11,498

Industrial Gases – 1.1%
Air Products and Chemicals, Inc.	27	3,918

Paper Packaging – 3.0%
International Paper Co.	200	11,305

Total Materials – 7.2%		26,721
Real Estate
Industrial REITs – 2.3%
ProLogis, Inc.	146	8,576

Specialized REITs – 5.2%
Crown Castle International Corp.	79	7,930
Life Storage, Inc.	102	7,573
Uniti Group, Inc.	157	3,956

		19,459

Total Real Estate – 7.5%		28,035
Utilities
Electric Utilities – 3.5%
Exelon Corp.	364	13,144

Total Utilities – 3.5%		13,144

TOTAL COMMON STOCKS – 97.8%		$363,438
(Cost: $285,264)

SHORT-TERM SECURITIES	Principal
Master Note – 0.6%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.440%, 7–5–17 (B)	$2,171	2,171

Municipal Obligations – 1.3%
CA GO Bonds, Ser 2004B6 (GTD by U.S. Bank N.A.) (BVAL plus 7 bps), 0.840%, 7–7–17 (B)	3,000	3,000
NY State Hsng Fin Agy, Maestro West Chelsea Hsng Rev Bonds, Ser 2015B (GTD by Wells Fargo Bank N.A.) (BVAL plus 20 bps), 1.200%, 7–7–17 (B)	2,000	2,000

		5,000

TOTAL SHORT-TERM SECURITIES – 1.9%		$7,171
(Cost: $7,171)

TOTAL INVESTMENT SECURITIES – 99.7%		$370,609
(Cost: $292,435)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		1,139

NET ASSETS – 100.0%		$371,748

Notes to Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2017:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$363,438	$—	$—
Short-Term Securities	—	7,171	—
Total	$363,438	$7,171	$—

During the period ended June 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

BVAL = Bloomberg Valuation Municipal AAA Benchmark

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$292,435

Gross unrealized appreciation	80,142
Gross unrealized depreciation	(1,968)

Net unrealized appreciation	$78,174

CONSOLIDATED SCHEDULE OF INVESTMENTS Ivy Emerging Markets Equity Fund (in thousands)	JUNE 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value

Argentina
Energy – 1.1%
YPF Sociedad Anonima ADR	669	$14,653

Total Argentina – 1.1%		$14,653
Brazil
Consumer Staples – 1.5%
Raia Drogasil S.A.	938	19,952

Energy – 1.4%
Petroleo Brasileiro S.A. (A)	4,890	18,347

Financials – 2.9%
Banco Bradesco S.A.	1,576	13,392
Banco do Brasil S.A.	1,511	12,235
Itau Unibanco Holdings S.A.	1,176	13,043

		38,670

Health Care – 0.4%
Hypermarcas S.A.	707	5,912

Information Technology – 1.9%
MercadoLibre, Inc.	102	25,670

Materials – 0.8%
Vale S.A.	1,271	11,136

Real Estate – 0.7%
BRMalls Participacoes S.A.	2,467	8,890

Total Brazil – 9.6%		$128,577
Chile
Materials – 1.5%
Sociedad Quimica y Minera de Chile S.A. ADR	599	19,764

Total Chile – 1.5%		$19,764
China
Consumer Discretionary – 4.1%
Brilliance China Automotive Holdings Ltd.	11,878	21,634
JD.com, Inc. ADR (A)	511	20,048
Sands China Ltd.	2,878	13,179

		54,861

Consumer Staples – 1.0%
Kweichow Moutai Co. Ltd., A Shares	195	13,548

Financials – 2.8%
BOC Hong Kong (Holdings) Ltd., H Shares	23,489	11,523
Ping An Insurance (Group) Co. of China Ltd., H Shares	3,856	25,407

		36,930

Information Technology – 11.6%
Alibaba Group Holding Ltd. ADR (A)	326	45,865
NetEase.com, Inc. ADR	75	22,481
Sunny Optical Technology (Group) Co. Ltd.	3,349	30,029
Tencent Holdings Ltd.	1,579	56,458

		154,833

Materials – 0.8%
Aluminum Corp. of China Ltd., H Shares (A)	21,006	10,762

Real Estate – 1.1%
China Overseas Land & Investment Ltd.	5,248	15,360

Total China – 21.4%		$286,294
Hong Kong
Consumer Staples – 0.8%
China Resources Beer (Holdings) Co. Ltd.	4,172	10,526

Financials – 0.7%
Agricultural Bank of China Ltd., H Shares	20,999	9,925

Information Technology – 1.5%
AAC Technologies Holdings, Inc.	1,587	19,842

Real Estate – 0.8%
China Resources Land Ltd.	3,757	10,946

Total Hong Kong – 3.8%		$51,239
India
Consumer Discretionary – 3.8%
Maruti Suzuki India Ltd.	250	27,944
Page Industries Ltd.	39	10,012
Zee Entertainment Enterprises Ltd.	1,767	13,434

		51,390

Consumer Staples – 2.5%
ITC Ltd.	3,313	16,586
United Spirits Ltd. (A)	459	17,031

		33,617

Energy – 1.2%
Reliance Industries Ltd.	740	15,806

Financials – 5.0%
HDFC Bank Ltd.	571	14,593
ICICI Bank Ltd.	3,245	14,566
Kotak Mahindra Bank Ltd.	890	13,156
RBL Bank Ltd. (A)	1,405	11,034
YES BANK Ltd.	571	12,934

		66,283

Industrials – 1.3%
Havells India Ltd.	1,036	7,370
Larsen & Toubro Ltd.	378	9,875

		17,245

Total India – 13.8%		$184,341
Indonesia
Financials – 0.9%
PT Bank Mandiri (Persero) Tbk	12,317	11,767

Telecommunication Services – 1.2%
PT Telekomunikasi Indonesia Persero Tbk	48,345	16,402

Total Indonesia – 2.1%		$28,169
Macau
Consumer Discretionary – 1.6%
Galaxy Entertainment Group	3,601	21,863

Total Macau – 1.6%		$21,863
Malaysia
Industrials – 1.0%
Sime Darby Berhad	5,947	13,161

Total Malaysia – 1.0%		$13,161
Mexico
Materials – 2.8%
CEMEX S.A.B. de C.V. (A)	19,472	18,325
Mexichem S.A.B. de C.V.	7,106	19,034

		37,359

Total Mexico – 2.8%		$37,359
Netherlands
Information Technology – 2.0%
Yandex N.V., Class A (A)	1,017	26,681

Total Netherlands – 2.0%		$26,681
Russia
Energy – 1.4%
PJSC LUKOIL ADR	382	18,601

Financials – 2.5%
Sberbank of Russia ADR	3,299	34,140

Real Estate – 0.7%
Etalon Group Ltd. GDR	2,618	9,414

Total Russia – 4.6%		$62,155
South Africa
Consumer Discretionary – 2.1%
Naspers Ltd., Class N	141	27,381

Telecommunication Services – 1.0%
MTN Group Ltd.	1,601	13,962

Total South Africa – 3.1%		$41,343
South Korea
Consumer Discretionary – 1.8%
Hanssem Co. Ltd.	12	1,954
Hyundai Motor Co.	158	22,018

		23,972

Health Care – 3.4%
Hugel, Inc. (A)	29	14,303
Samsung BioLogics Co. Ltd. (A)	75	19,160
Vieworks Co. Ltd.	240	12,073

		45,536

Information Technology – 8.5%
Naver Corp.	21	15,718
Samsung Electronics Co. Ltd.	39	80,899
SK hynix, Inc.	292	17,181

		113,798

Materials – 1.3%
POSCO	72	18,031

Total South Korea – 15.0%		$201,337
Switzerland
Information Technology – 0.6%
Luxoft Holding, Inc., Class A (A)	128	7,769

Total Switzerland – 0.6%		$7,769

Taiwan
Information Technology – 9.3%
Advanced Semiconductor Engineering, Inc.	9,286	11,920
Catcher Technology Co. Ltd. (A)	1,474	17,613
Hon Hai Precision Industry Co. Ltd.	5,902	22,701
Largan Precision Co. Ltd.	167	26,654
Taiwan Semiconductor Manufacturing Co. Ltd.	6,631	45,452

		124,340

Total Taiwan – 9.3%		$124,340
Turkey
Consumer Discretionary – 1.3%
Arcelik Anonim Sirketi	2,406	17,822

Financials – 3.4%
Akbank T.A.S.	7,843	21,844
Turkiye Garanti Bankasi A.S.	8,239	22,924

		44,768

Total Turkey – 4.7%		$62,590

TOTAL COMMON STOCKS – 98.0%		$1,311,635
(Cost: $1,070,767)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 0.5%
Medtronic Global Holdings SCA 1.250%, 7–6–17	$3,500	3,499
Wisconsin Electric Power Co. 1.230%, 7–6–17	4,000	3,999

		7,498

Master Note – 0.7%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps) 1.440%, 7–5–17 (C)	9,156	9,156

TOTAL SHORT-TERM SECURITIES – 1.2%		$16,654
(Cost: $16,655)

TOTAL INVESTMENT SECURITIES – 99.2%		$1,328,289
(Cost: $1,087,422)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.8%		10,144

NET ASSETS – 100.0%		$1,338,433

Consolidated Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at June 30, 2017.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2017:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$197,289	$—	$—
Consumer Staples	77,643	—	—
Energy	67,407	—	—
Financials	230,716	11,767	—
Health Care	51,448	—	—
Industrials	30,406	—	—
Information Technology	472,933	—	—
Materials	97,052	—	—
Real Estate	44,610	—	—
Telecommunication Services	13,962	16,402	—
Total Common Stocks	$1,283,466	$28,169	$—
Short-Term Securities	—	16,654	—
Total	$1,283,466	$44,823	$—

During the period ended June 30, 2017, securities totaling $15,905 were transferred from Level 1 to Level 2 due to the lack of observable market data due to decreased market activity or information for these securities. Transfers out of Level 1 represent the values as of the beginning of the reporting period.

BASIS FOR CONSOLIDATION OF THE IVY EMERGING MARKETS EQUITY FUND

Ivy EME, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Ivy Emerging Markets Equity Fund (referred to as “the Fund” in this subsection). The Subsidiary acts as an investment vehicle for the Fund, in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and SAI. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and its Subsidiary. The consolidated financial statements include the accounts of the Fund and its Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and its Subsidiary comprising the entire issued share capital of the Subsidiary with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary.

See the table below for details regarding the structure, incorporation and relationship as of June 30, 2017 of the Subsidiary to the Fund (amounts in thousands).

Subsidiary	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary Net Assets	Percentage of Fund Net Assets
Ivy EME, Ltd.	1–31–13	4–10–13	$1,338,433	$347	0.03%

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipt

GDR = Global Depositary Receipts

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at June 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,087,422

Gross unrealized appreciation	246,411
Gross unrealized depreciation	(5,544)

Net unrealized appreciation	$240,867

SCHEDULE OF INVESTMENTS Ivy Energy Fund (in thousands)	JUNE 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value

Energy
Integrated Oil & Gas – 3.9%
Chevron Corp.	72	$7,470
Royal Dutch Shell plc, Class A (A)	210	5,584
Suncor Energy, Inc.	167	4,884

		17,938

Oil & Gas Drilling – 4.0%
Nabors Industries Ltd.	769	6,263
Patterson-UTI Energy, Inc.	594	11,993

		18,256

Oil & Gas Equipment & Services – 34.4%
Baker Hughes, Inc.	311	16,942
C&J Energy Services, Inc. (B)	70	2,403
Core Laboratories N.V.	106	10,745
Forum Energy Technologies, Inc. (B)	847	13,213
Halliburton Co.	507	21,642
Hi-Crush Partners L.P. (B)	437	4,743
Keane Group, Inc. (B)	438	7,003
RPC, Inc.	908	18,348
Schlumberger Ltd.	312	20,535
Superior Energy Services, Inc. (B)	1,150	11,993
U.S. Silica Holdings, Inc.	578	20,501
Weatherford International Ltd. (B)	2,091	8,092

		156,160

Oil & Gas Exploration & Production – 43.9%
Anadarko Petroleum Corp.	286	12,971
Cimarex Energy Co.	132	12,362
Concho Resources, Inc. (B)	123	14,894
Continental Resources, Inc. (B)	536	17,324
Devon Energy Corp.	304	9,730
Diamondback Energy, Inc. (B)	137	12,149
EOG Resources, Inc.	222	20,077
Laredo Petroleum Holdings, Inc. (B)	613	6,446
Marathon Oil Corp.	679	8,041
Newfield Exploration Co. (B)	330	9,390
Oasis Petroleum LLC (B)	1,184	9,532
Parsley Energy, Inc., Class A (B)	667	18,496
Pioneer Natural Resources Co.	111	17,682
RSP Permian, Inc. (B)	417	13,447
Whiting Petroleum Corp. (B)	1,182	6,512
WPX Energy, Inc. (B)	1,074	10,375

		199,428

Oil & Gas Refining & Marketing – 2.0%
Marathon Petroleum Corp.	68	3,550
Phillips 66	66	5,486

		9,036

Oil & Gas Storage & Transportation – 7.6%
Enbridge, Inc.	112	4,461
Energy Transfer Partners L.P.	151	3,077

Enterprise Products Partners L.P.	348	9,414
MPLX L.P.	76	2,537
Phillips 66 Partners L.P.	51	2,513
Plains GP Holdings L.P., Class A	209	5,455
Tallgrass Energy GP L.P., Class A	279	7,102

		34,559

Total Energy – 95.8%		435,377
Information Technology
Data Processing & Outsourced Services – 1.8%
Wright Express Corp. (B)	81	8,414

Total Information Technology – 1.8%		8,414
Materials
Specialty Chemicals – 0.3%
Flotek Industries, Inc. (B)(C)	142	1,272

Total Materials – 0.3%		1,272

TOTAL COMMON STOCKS – 97.9%		$445,063
(Cost: $446,024)

SHORT-TERM SECURITIES	Principal
Master Note – 0.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.440%, 7–5–17 (D)	298	298

TOTAL SHORT-TERM SECURITIES – 0.1%		$298
(Cost: $298)

TOTAL INVESTMENT SECURITIES – 98.0%		$445,361
(Cost: $446,322)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 2.0%		8,951

NET ASSETS – 100.0%		$454,312

Notes to Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017 the total value of these securities amounted to $1,272 or 0.3% of net assets.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$445,063	$—	$—
Short-Term Securities	—	298	—
Total	$445,063	$298	$—

During the period ended June 30, 2017, there were no transfers between Level 1 and 2.

For Federal income tax purposes, cost of investments owned at June 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$446,322

Gross unrealized appreciation	39,130
Gross unrealized depreciation	(40,090)

Net unrealized depreciation	$(961)

SCHEDULE OF INVESTMENTS Ivy European Opportunities Fund (in thousands)	JUNE 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value

France
Consumer Discretionary – 7.2%
Compagnie Generale des Etablissements Michelin, Class B	23	$3,030
LVMH Moet Hennessy – Louis Vuitton	9	2,225
Renault S.A.	49	4,436
Valeo S.A.	49	3,297

		12,988

Consumer Staples – 1.0%
Casino Guichard Perrachon S.A.	30	1,795

Energy – 2.5%
Total S.A.	93	4,612

Financials – 8.9%
Axa S.A.	176	4,827
BNP Paribas S.A.	102	7,373
Societe Generale S.A.	74	3,982

		16,182

Health Care – 0.8%
Innate Pharma S.A. (A)	110	1,372

Industrials – 9.0%
Compagnie de Saint-Gobain	52	2,804
Eiffage S.A.	25	2,226
Schneider Electric S.A.	35	2,666
Thales	49	5,248
Vinci	39	3,362

		16,306

Information Technology – 1.2%
Ubisoft Entertainment S.A. (A)	39	2,224

Telecommunication Services – 1.0%
Orange S.A.	113	1,793

Total France – 31.6%		$57,272
Germany
Consumer Discretionary – 1.0%
Bayerische Motoren Werke AG	19	1,764

Health Care – 3.8%
Bayer AG	20	2,586
Fresenius SE & Co. KGaA	22	1,903
Merck KGaA	20	2,370

		6,859

Industrials – 2.6%
KION Holding 1 GmbH	40	3,035
Siemens AG	13	1,773

		4,808

Information Technology – 3.8%
Infineon Technologies AG	205	4,326
SAP AG	25	2,611

		6,937

Materials – 1.0%
BASF Aktiengesellschaft	19	1,760

Total Germany – 12.2%		$22,128
Ireland
Consumer Staples – 0.9%
Glanbia plc	89	1,746

Materials – 1.5%
CRH plc	75	2,667

Total Ireland – 2.4%		$4,413
Isle Of Man
Information Technology – 3.0%
Paysafe Group plc (A)	824	5,482

Total Isle Of Man – 3.0%		$5,482
Israel
Information Technology – 1.4%
Mobileye N.V. (A)	40	2,525

Total Israel – 1.4%		$2,525
Italy
Materials – 1.2%
Buzzi Unicem S.p.A.	90	2,227

Utilities – 2.3%
ENEL S.p.A.	774	4,148

Total Italy – 3.5%		$6,375
Malaysia
Consumer Staples – 0.7%
PureCircle Ltd. (A)	251	1,243

Total Malaysia – 0.7%		$1,243
Netherlands
Consumer Staples – 4.2%
Heineken N.V.	29	2,788
Koninklijke Ahold Delhaize N.V.	132	2,525
Unilever N.V., Certicaaten Van Aandelen	41	2,246

		7,559

Financials – 3.5%
ING Groep N.V., Certicaaten Van Aandelen	364	6,280

Total Netherlands – 7.7%		$13,839
Norway
Consumer Staples – 2.0%
Marine Harvest ASA	207	3,545

Energy – 1.7%
DNO International ASA (A)	3,350	3,066

Total Norway – 3.7%		$6,611
Russia
Energy – 1.6%
PJSC LUKOIL ADR	58	2,835

Total Russia – 1.6%		$2,835
Spain
Utilities – 1.9%
Iberdrola S.A.	428	3,392

Total Spain – 1.9%		$3,392
Sweden
Financials – 1.2%
Skandinaviska Enskilda Banken AB, Series A	185	2,241

Total Sweden – 1.2%		$2,241
Switzerland
Financials – 1.6%
UBS Group AG	176	2,981

Information Technology – 1.2%
STMicroelectronics N.V.	150	2,153

Total Switzerland – 2.8%		$5,134
United Kingdom
Consumer Discretionary – 2.3%
GKN plc	593	2,518
UBM plc	184	1,656

		4,174

Consumer Staples – 1.4%
Diageo plc	85	2,524

Energy – 4.2%
Royal Dutch Shell plc, Class A	207	5,479
Tullow Oil plc (A)	1,061	2,083

		7,562

Financials – 5.1%
HSBC Holdings plc	551	5,104
Prudential plc	177	4,068

		9,172

Health Care – 3.8%
AstraZeneca plc	14	954
GlaxoSmithKline plc	85	1,806
Shire plc	75	4,133

		6,893

Industrials – 4.5%
Ashtead Group plc	138	2,855
IMI plc	109	1,693
Weir Group plc (The)	161	3,637

		8,185

Information Technology – 1.5%
Imagination Technologies Group plc (A)	342	682
JUST EAT plc (A)	247	2,104

		2,786

Materials – 2.3%
Mondi plc	70	1,839
Rio Tinto plc	55	2,339

		4,178

Total United Kingdom – 25.1%		$45,474

TOTAL COMMON STOCKS – 98.8%		$178,964
(Cost: $146,961)

SHORT-TERM SECURITIES	Principal
Master Note – 1.4%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps) 1.440%, 7–5–17 (B)	$2,598	2,598

TOTAL SHORT-TERM SECURITIES – 1.4%		$2,598
(Cost: $2,598)

TOTAL INVESTMENT SECURITIES – 100.2%		$181,562
(Cost: $149,559)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2)%		(429)

NET ASSETS – 100.0%		$181,133

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following forward foreign currency contracts were outstanding at June 30, 2017:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	14,321	U.S. Dollar	18,157	7-24-17	Citibank N.A.	$—	$508

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$178,964	$—	$—
Short-Term Securities	—	2,598	—
Total	$178,964	$2,598	$—
Liabilities
Forward Foreign Currency Contracts	$—	$508	$—

During the period ended June 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipt

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at June 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$149,559

Gross unrealized appreciation	33,614
Gross unrealized depreciation	(1,611)

Net unrealized appreciation	$32,003

SCHEDULE OF INVESTMENTS Ivy Global Bond Fund (in thousands)	JUNE 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value

Brazil
Utilities – 1.5%
Alupar Investimento S.A.	212	$1,146
Transmissora Alianca de Energia Eletrica S.A.	181	1,213

		2,359

Total Brazil – 1.5%		$2,359
Chile
Utilities – 0.4%
Aguas Andinas S.A.	1,051	616

Total Chile – 0.4%		$616
Panama
Financials – 0.9%
Banco Latinoamericano de Comercio Exterior S.A.	52	1,420

Total Panama – 0.9%		$1,420
United Kingdom
Energy – 1.5%
Royal Dutch Shell plc, Class A	87	2,298
Seadrill Partners LLC	31	107

		2,405

Total United Kingdom – 1.5%		$2,405
United States
Information Technology – 0.9%
Intel Corp.	46	1,556

Utilities – 0.6%
PPL Corp.	24	945

Total United States – 1.5%		$2,501

TOTAL COMMON STOCKS – 5.8%		$9,301
(Cost: $10,328)

CORPORATE DEBT SECURITIES	Principal
Argentina
Energy – 2.1%
Pan American Energy LLC: 7.875%, 5–7–21	$500	546
7.875%, 5–7–21 (A)	1,000	1,093
YPF Sociedad Anonima: 8.875%, 12–19–18 (A)	1,300	1,393
8.500%, 3–23–21 (A)	250	278

		3,310

Total Argentina – 2.1%		$3,310
Austria
Consumer Staples – 0.3%
ESAL GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.) 6.250%, 2–5–23 (A)	500	436

Total Austria – 0.3%		$436
Brazil
Energy – 0.0%
Lancer Finance Co. (SPV) Ltd. 5.850%, 12–12–16 (A)(B)	252	—	*

Financials – 0.0%
Banco Cruzeiro do Sul S.A. 8.500%, 2–20–15 (A)(B)	1,500	75

Materials – 2.3%
Suzano Trading Ltd. 5.875%, 1–23–21 (A)	2,500	2,650
Vale Overseas Ltd.: 4.625%, 9–15–20	500	517
6.250%, 8–10–26	425	459

		3,626

Total Brazil – 2.3%		$3,701
British Virgin Islands
Energy – 0.4%
QGOG Atlantic/Alaskan Rigs Ltd.: 5.250%, 7–30–18 (A)	532	516
5.250%, 7–30–18	58	56

		572

Total British Virgin Islands – 0.4%		$572
Canada
Financials – 0.7%
Bank of Montreal 1.800%, 7–31–18	1,100	1,102

Total Canada – 0.7%		$1,102

Cayman Islands
Telecommunication Services – 0.8%
Sable International Finance Ltd. 6.875%, 8–1–22 (A)		1,200	1,296

Total Cayman Islands – 0.8%			$1,296
Chile
Industrials – 1.7%
Guanay Finance Ltd. 6.000%, 12–15–20 (A)		1,097	1,124
LATAM Airlines Group S.A. 7.250%, 6–9–20 (A)		1,500	1,584

			2,708

Materials – 2.5%
Inversiones CMPC S.A. (GTD by Empresas CMPC S.A.): 4.750%, 1–19–18 (A)		2,925	2,950
4.375%, 5–15–23 (A)		1,000	1,036

			3,986

Total Chile – 4.2%			$6,694
China
Information Technology – 0.6%
Alibaba Group Holding Ltd. 2.500%, 11–28–19		1,000	1,008

Total China – 0.6%			$1,008
Columbia
Financials – 0.3%
Banco de Bogota S.A. 5.375%, 2–19–23 (A)		500	526

Utilities – 2.8%
Emgesa S.A. E.S.P. 8.750%, 1–25–21 (C)	COP	6,930,000	2,371
Empresas Publicas de Medellin E.S.P. 8.375%, 2–1–21 (C)		6,300,000	2,127

			4,498

Total Columbia – 3.1%			$5,024
France
Consumer Staples – 0.5%
Pernod Ricard S.A. 4.250%, 7–15–22 (A)		$750	800

Financials – 0.5%
BNP Paribas S.A. 7.625%, 12–29–49 (A)		700	770

Total France – 1.0%			$1,570
Hong Kong
Telecommunication Services – 0.6%
Hutchison Whampoa Ltd. 1.625%, 10–31–17 (A)		1,000	998

Total Hong Kong – 0.6%			$998
India
Industrials – 0.8%
Adani Ports and Special Economic Zone Ltd. 3.500%, 7–29–20 (A)		1,300	1,312

Materials – 0.5%
Vedanta Resources plc 6.375%, 7–30–22 (A)		800	803

Utilities – 0.2%
Tata Electric Co. 8.500%, 8–19–17		250	251

Total India – 1.5%			$2,366
Ireland
Financials – 0.5%
MTS International Funding Ltd. 5.000%, 5–30–23 (A)		750	768

Industrials – 0.2%
Russian Railways via RZD Capital Ltd. 8.300%, 4–2–19 (C)	RUB	19,000	321

Telecommunication Services – 0.4%
Mobile TeleSystems OJSC 5.000%, 5–30–23		$700	716

Total Ireland – 1.1%			$1,805
Jamaica
Telecommunication Services – 0.2%
Digicel Group Ltd. 6.000%, 4–15–21 (A)		300	288

Total Jamaica – 0.2%			$288

Luxembourg
Consumer Discretionary – 0.8%
Altice S.A. 7.625%, 2–15–25 (A)		1,150	1,265

Financials – 1.9%
OJSC Russian Agricultural Bank 5.100%, 7–25–18 (A)		2,950	3,015

Information Technology – 0.9%
BC Luxco 1 S.A. 7.375%, 1–29–20 (A)		1,450	1,486

Total Luxembourg – 3.6%			$5,766
Mexico
Consumer Staples – 0.5%
Grupo Bimbo S.A.B. de C.V. 4.875%, 6–30–20 (A)		750	801

Financials – 0.9%
Banco Santander S.A. 4.125%, 11–9–22 (A)		850	885
Unifin Financiera S.A.B. de C.V. SOFOM E.N.R. 7.250%, 9–27–23 (A)		500	513

			1,398

Materials – 3.1%
C5 Capital (SPV) Ltd. (3-Month U.S. LIBOR plus 428 bps) 5.573%, 12–29–49 (A)(D)		1,600	1,472
CEMEX S.A.B. de C.V.: 6.500%, 12–10–19 (A)		2,100	2,210
7.250%, 1–15–21 (A)		1,200	1,271

			4,953

Total Mexico – 4.5%			$7,152
Netherlands
Consumer Discretionary – 1.7%
Myriad International Holdings B.V. 6.000%, 7–18–20 (A)		900	972
VTR Finance B.V. 6.875%, 1–15–24 (A)		1,680	1,781

			2,753

Consumer Staples – 0.7%
Marfrig Holdings (Europe) B.V.: 6.875%, 6–24–19 (A)		500	511
8.000%, 6–8–23 (A)		550	558

			1,069

Energy – 1.1%
Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.): 4.875%, 3–17–20		1,375	1,402
8.375%, 5–23–21		300	336

			1,738

Materials – 0.4%
Cimpor Financial Operations B.V. (GTD by InterCement Participacoes S.A. and InterCement Brasil S.A.) 5.750%, 7–17–24 (A)		850	720

Telecommunication Services – 0.3%
VimpleCom Holdings B.V. 9.000%, 2–13–18 (A)(C)	RUB	25,000	422

Utilities – 0.3%
Majapahit Holding B.V. 7.750%, 1–20–20 (A)		$500	559

Total Netherlands – 4.5%			$7,261
Norway
Energy – 0.3%
Aker BP ASA 6.000%, 7–1–22 (A)
		500	515

Total Norway – 0.3%			$515
Peru
Real Estate – 0.8%
InRetail Shopping Malls 5.250%, 10–10–21 (A)		1,300	1,342

Total Peru – 0.8%			$1,342
Qatar
Energy – 0.2%
Ras Laffan Liquefied Natural Gas Co. Ltd. II 5.298%, 9–30–20 (A)		283	292

Total Qatar – 0.2%			$292

Russia
Materials – 0.7%
Uralkali Finance Ltd. 3.723%, 4–30–18 (A)	1,100	1,108

Total Russia – 0.7%		$1,108
Singapore
Consumer Staples – 2.4%
Olam International Ltd.:
5.750%, 9–20–17	1,150	1,155
7.500%, 8–12–20	2,500	2,719

		3,874

Total Singapore – 2.4%		$3,874
Spain
Financials – 1.1%
Banco Bilbao Vizcaya Argentaria S.A. 9.000%, 5–29–49	1,600	1,672

Total Spain – 1.1%		$1,672
United Arab Emirates
Financials – 1.2%
ICICI Bank Ltd.:
4.800%, 5–22–19 (A)	500	520
3.500%, 3–18–20 (A)	1,400	1,423

		1,943

Total United Arab Emirates – 1.2%		$1,943
United Kingdom
Consumer Staples – 0.4%
Imperial Tobacco Finance plc 3.750%, 7–21–22 (A)	550	573

Financials – 5.8%
Barclays plc 8.250%, 12–29–49	1,500	1,590
HSBC Holdings plc 5.625%, 12–29–49	1,200	1,226
Industrial and Commercial Bank of China Ltd. 2.250%, 12–21–18	550	550
State Bank of India:
4.125%, 8–1–17 (A)	1,200	1,201
3.250%, 4–18–18 (A)	3,750	3,781
3.622%, 4–17–19 (A)	1,000	1,018

		9,366

Total United Kingdom – 6.2%		$9,939
United States
Consumer Staples – 1.1%
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB) 2.200%, 8–1–18	854	859
Bunge Ltd. Finance Corp. 3.500%, 11–24–20	800	820

		1,679

Energy – 0.6%
Brand Energy & Infrastructure Services, Inc. 8.500%, 7–15–25 (A)	850	880

Financials – 1.9%
BBVA Bancomer S.A. 6.500%, 3–10–21 (A)	400	440
Citigroup, Inc. 8.400%, 4–29–49	1,250	1,319
Diamond 1 Finance Corp. and Diamond 2 Finance Corp. 3.480%, 6–1–19 (A)	450	460
Wells Fargo & Co. 7.980%, 3–29–49	750	782

		3,001

Health Care – 0.4%
Fresenius U.S. Finance II, Inc. 4.500%, 1–15–23 (A)	675	709

Industrials – 1.3%
BAE Systems Holdings, Inc. 2.850%, 12–15–20 (A)	475	482
TransDigm, Inc. (GTD by TransDigm Group, Inc.) 6.000%, 7–15–22	1,607	1,655

		2,137

Information Technology – 3.3%
Alliance Data Systems Corp. 5.250%, 12–1–17 (A)	3,300	3,325
L-3 Communications Corp. 5.200%, 10–15–19	1,000	1,068
Micron Technology, Inc.

5.875%, 2–15–22	850	889

		5,282

Materials – 1.1%
BakerCorp International, Inc. 8.250%, 6–1–19	725	629
Hillman Group, Inc. (The) 6.375%, 7–15–22 (A)	1,218	1,169

		1,798

Real Estate – 1.2%
Aircastle Ltd. 4.625%, 12–15–18	1,900	1,961

Telecommunication Services – 3.3%
American Tower Corp. 3.400%, 2–15–19	1,400	1,429
T-Mobile USA, Inc. 6.000%, 3–1–23	2,977	3,151
Verizon Communications, Inc. 2.625%, 2–21–20	697	706

		5,286

Total United States – 14.2%		$22,733

TOTAL CORPORATE DEBT SECURITIES – 58.6%		$93,767
(Cost: $97,190)

OTHER GOVERNMENT SECURITIES (E)
Argentina – 2.9%
Aeropuertos Argentina 2000 S.A. 6.875%, 2–1–27 (A)	225	233
Province of Buenos Aires 9.950%, 6–9–21	1,596	1,819
Republic of Argentina 6.875%, 4–22–21	2,500	2,679

		4,731

Brazil – 1.8%
Banco Nacional de Desenvolvimento Economico e Social 4.750%, 5–9–24 (A)	700	684
Federative Republic of Brazil 4.875%, 1–22–21	2,100	2,201

		2,885

Columbia – 1.1%
Republic of Colombia 4.375%, 7–12–21	1,600	1,702

Indonesia – 1.0%
Republic of Indonesia 3.750%, 4–25–22 (A)	1,600	1,644

Luxembourg – 0.6%
Rumo Luxembourg S.a.r.l. 7.375%, 2–9–24 (A)	1,000	1,027

Mexico – 1.0%
United Mexican States 3.625%, 3–15–22	1,600	1,659

Qatar – 1.1%
Qatar Government Bond 2.375%, 6–2–21 (A)	1,800	1,756

Russia – 0.8%
Russian Federation 3.500%, 1–16–19 (A)	1,200	1,221

Saudi Arabia – 0.3%
Saudi Arabia Government Bond 2.375%, 10–26–21 (A)	500	492

South Africa – 1.1%
Republic of South Africa 5.500%, 3–9–20	1,600	1,696

Turkey – 0.5%
Turkey Government Bond 5.125%, 3–25–22	800	830

United States – 0.2%
Republic of Argentina 5.625%, 1–26–22	250	256

TOTAL OTHER GOVERNMENT SECURITIES – 12.4%		$19,899
(Cost: $19,659)

LOANS (D)
United States
Energy – 0.2%
Empresas ICA S.A. 9.300%, 6–20–17 (B)(F)	942	330

Industrials – 1.6%
TransDigm, Inc. (ICE LIBOR plus 300 bps):
4.226%, 2–28–20	465	465
4.296%, 2–28–20	2,128	2,127

		2,592

Materials – 0.6%
BakerCorp International, Inc. (ICE LIBOR plus 300 bps) 4.250%, 2–7–20	875	835

Total United States – 2.4%		$3,757
		3,757

TOTAL LOANS – 2.4%		$3,757
(Cost: $4,394)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

United States – 0.0%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO 4.000%, 2–15–24 (A)(G)	50	1
Federal National Mortgage Association Fixed Rate Pass-Through Certificates 5.000%, 3–1–22	30	31

		32

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.0%		$32
(Cost: $158)

UNITED STATES GOVERNMENT OBLIGATIONS

United States – 18.2%
U.S. Treasury Bonds 2.250%, 11–15–25	3,550	3,550
U.S. Treasury Notes:
3.500%, 5–15–20	1,980	2,089
2.625%, 11–15–20	4,500	4,644
2.125%, 8–15–21	3,500	3,549
1.250%, 10–31–21	1,700	1,660
1.750%, 11–30–21	1,600	1,596
1.875%, 1–31–22	3,000	3,004
1.750%, 5–15–22	7,475	7,433
1.500%, 8–15–26	1,700	1,590

		29,115

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 18.2%		$29,115
(Cost: $28,935)

SHORT-TERM SECURITIES
Master Note – 1.3%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps) 1.440%, 7–5–17 (H)	2,018	2,018

TOTAL SHORT-TERM SECURITIES – 1.3%		$2,018
(Cost: $2,018)

TOTAL INVESTMENT SECURITIES – 98.7%		$157,889
(Cost: $162,682)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.3%		2,104

NET ASSETS – 100.0%		$159,993

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017 the total value of these securities amounted to $65,358 or 40.8% of net assets.

(B)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(C)	Principal amounts are denominated in the indicated foreign currency, where applicable (COP – Columbian Peso and RUB – Russian Ruble).

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Description of the reference rate and spread, if applicable, are included in the security description.

(E)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(F)	Securities whose value was determined using significant unobservable inputs.

(G)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(H)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following forward foreign currency contracts were outstanding at June 30, 2017:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	1,868	U.S. Dollar	2,368	7-24-17	Barclays Capital, Inc.	$—	$66

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$9,301	$—	$—
Corporate Debt Securities	—	93,767	—
Other Government Securities	—	19,899	—
Loans	—	3,427	330
United States Government Agency Obligations	—	32	—
United States Government Obligations	—	29,115	—
Short-Term Securities	—	2,018	—
Total	$9,301	$148,258	$330
Liabilities
Forward Foreign Currency Contracts	$—	$66	$—

During the period ended June 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

BVAL = Bloomberg Valuation Municipal AAA Benchmark

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at June 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$162,682

Gross unrealized appreciation	4,476
Gross unrealized depreciation	(9,268)

Net unrealized depreciation	$(4,793)

SCHEDULE OF INVESTMENTS Ivy Global Equity Income Fund (in thousands)	JUNE 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value

Canada
Financials – 3.2%
Bank of Montreal	73	$5,367
Royal Bank of Canada	73	5,279

		10,646

Total Canada – 3.2%		$10,646
China
Consumer Discretionary – 1.7%
ANTA Sports Products Ltd.	1,757	5,806

Total China – 1.7%		$5,806
France
Consumer Staples – 1.3%
Casino Guichard Perrachon S.A.	71	4,200

Energy – 3.0%
Total S.A.	203	10,026

Financials – 2.1%
Axa S.A.	125	3,422
BNP Paribas S.A.	52	3,724

		7,146

Industrials – 4.1%
Compagnie de Saint-Gobain	78	4,168
Schneider Electric S.A.	43	3,295
Vinci	71	6,040

		13,503

Telecommunication Services – 1.0%
Orange S.A.	207	3,285

Total France – 11.5%		$38,160
Germany
Health Care – 1.0%
Bayer AG	26	3,401

Industrials – 1.0%
Siemens AG	24	3,230

Total Germany – 2.0%		$6,631
Hong Kong
Financials – 1.7%
BOC Hong Kong (Holdings) Ltd.	1,158	5,539

Total Hong Kong – 1.7%		$5,539
India
Financials – 1.3%
Indiabulls Housing Finance Ltd.	252	4,202

Total India – 1.3%		$4,202
Ireland
Materials – 1.0%
CRH plc	96	3,385

Total Ireland – 1.0%		$3,385
Italy
Utilities – 2.5%
ENEL S.p.A.	1,564	8,385

Total Italy – 2.5%		$8,385
Japan
Consumer Discretionary – 1.5%
Bridgestone Corp.	117	5,046

Telecommunication Services – 1.6%
Nippon Telegraph and Telephone Corp.	108	5,103

Total Japan – 3.1%		$10,149
Netherlands
Consumer Staples – 2.5%
Unilever N.V., Certicaaten Van Aandelen	148	8,183

Financials – 1.6%
ING Groep N.V., Certicaaten Van Aandelen	299	5,164

Industrials – 1.0%
Koninklijke Philips Electronics N.V., Ordinary Shares	97	3,439

Total Netherlands – 5.1%		$16,786
Norway
Consumer Staples – 2.5%
Marine Harvest ASA	476	8,146

Total Norway – 2.5%		$8,146
Russia
Energy – 1.6%
PJSC LUKOIL ADR	107	5,192

Total Russia – 1.6%		$5,192

South Korea
Information Technology – 1.6%
Samsung Electronics Co. Ltd.	3	5,194

Total South Korea – 1.6%		$5,194
Spain
Utilities – 2.3%
Iberdrola S.A.	945	7,486

Total Spain – 2.3%		$7,486
United Kingdom
Consumer Discretionary – 1.1%
Bellway plc	95	3,677

Consumer Staples – 2.8%
Diageo plc	153	4,526
Imperial Tobacco Group plc	104	4,650

		9,176

Energy – 3.3%
Royal Dutch Shell plc, Class A	411	10,886

Financials – 2.9%
HSBC Holdings plc	641	5,940
Prudential plc	159	3,640

		9,580

Health Care – 2.0%
AstraZeneca plc	26	1,732
GlaxoSmithKline plc	233	4,970

		6,702

Materials – 2.6%
Mondi plc	126	3,316
Rio Tinto plc	121	5,101

		8,417

Utilities – 1.7%
National Grid plc	453	5,615

Total United Kingdom – 16.4%		$54,053
United States
Consumer Discretionary – 2.5%
Home Depot, Inc. (The)	32	4,863
Wyndham Worldwide Corp.	33	3,313

		8,176

Consumer Staples – 5.7%
Altria Group, Inc.	94	7,016
PepsiCo, Inc.	44	5,035
Philip Morris International, Inc.	58	6,836

		18,887

Energy – 2.5%
Chevron Corp.	80	8,388

Financials – 2.1%
Wells Fargo & Co.	127	7,031

Health Care – 11.1%
AbbVie, Inc.	70	5,098
Eli Lilly and Co.	61	4,989
Johnson & Johnson	62	8,139
Merck & Co., Inc. (A)	129	8,286
Pfizer, Inc.	298	10,023

		36,535

Industrials – 4.9%
Eaton Corp.	61	4,756
Lockheed Martin Corp.	18	4,889
United Technologies Corp.	55	6,667

		16,312

Information Technology – 9.8%
Analog Devices, Inc.	44	3,416
Broadcom Corp., Class A	21	4,917
Cisco Systems, Inc.	153	4,799
Cypress Semiconductor Corp.	243	3,313
Microsoft Corp.	186	12,823
Texas Instruments, Inc.	42	3,223

		32,491

Materials – 1.6%
Eastman Chemical Co.	61	5,090

Telecommunication Services – 1.0%
AT&T, Inc.	86	3,263

Total United States – 41.2%		$136,173

TOTAL COMMON STOCKS – 98.7%		$325,933
(Cost: $285,372)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 1.4%
Kroger Co. (The) 1.300%, 7–3–17	$4,706	4,705

Master Note – 0.0%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps) 1.440%, 7–5–17 (C)	37	37

TOTAL SHORT-TERM SECURITIES – 1.4%		$4,742
(Cost: $4,743)

TOTAL INVESTMENT SECURITIES – 100.1%		$330,675
(Cost: $290,115)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(366)

NET ASSETS – 100.0%		$330,309

Notes to Schedule of Investments

(A)	All or a portion of securities with an aggregate value of $679 are held in collateralized accounts for OTC derivatives collateral and is governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(B)	Rate shown is the yield to maturity at June 30, 2017.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following forward foreign currency contracts were outstanding at June 30, 2017:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	26,501	U.S. Dollar	33,600	7-24-17	Citibank N.A.	$—	$940
Japanese Yen	759,023	U.S. Dollar	6,815	7-24-17	Citibank N.A.	61	—
						$61	$940

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$325,933	$—	$—
Short-Term Securities	—	4,742	—
Total	$325,933	$4,742	$—
Forward Foreign Currency Contracts	$—	$61	$—
Liabilities
Forward Foreign Currency Contracts	$—	$940	$—

During the period ended June 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipt

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at June 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$290,115

Gross unrealized appreciation	41,850
Gross unrealized depreciation	(1,290)

Net unrealized appreciation	$40,560

SCHEDULE OF INVESTMENTS Ivy Global Growth Fund (in thousands)	JUNE 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value

Canada
Energy – 0.9%
Seven Generations Energy Ltd., Class A (A)	221	$3,776

Total Canada – 0.9%		$3,776
China
Financials – 1.2%
Ping An Insurance (Group) Co. of China Ltd., H Shares	791	5,209

Information Technology – 5.6%
Alibaba Group Holding Ltd. ADR (A)	101	14,268
Tencent Holdings Ltd.	274	9,802

		24,070

Total China – 6.8%		$29,279
France
Consumer Staples – 1.2%
Pernod Ricard S.A.	38	5,113

Energy – 1.4%
Total S.A. ADR	126	6,272

Financials – 1.2%
Axa S.A.	184	5,039

Industrials – 3.6%
Airbus SE	189	15,562

Total France – 7.4%		$31,986
Germany
Consumer Discretionary – 3.1%
Bayerische Motoren Werke AG	70	6,496
ProSiebenSat. 1 Media SE	167	7,001

		13,497

Health Care – 1.8%
Fresenius SE & Co. KGaA	92	7,902

Industrials – 2.4%
Siemens AG	74	10,163

Total Germany – 7.3%		$31,562
Japan
Consumer Discretionary – 3.1%
Fuji Heavy Industries Ltd.	192	6,470
Isuzu Motors Ltd.	571	7,041

		13,511

Industrials – 2.4%
Dakin Industries Ltd.	63	6,383
Recruit Holdings Co. Ltd.	237	4,069

		10,452

Total Japan – 5.5%		$23,963
Macau
Consumer Discretionary – 1.1%
Galaxy Entertainment Group	784	4,760

Total Macau – 1.1%		$4,760
Mexico
Consumer Staples – 0.9%
Wal-Mart de Mexico S.A.B. de C.V.	1,711	3,966

Total Mexico – 0.9%		$3,966
Netherlands
Industrials – 3.5%
Koninklijke Philips Electronics N.V., Ordinary Shares	424	15,062

Information Technology – 1.9%
ASML Holding N.V., NY Registry Shares	63	8,213

Total Netherlands – 5.4%		$23,275
South Korea
Information Technology – 0.9%
Samsung Electronics Co. Ltd.	2	3,906

Total South Korea – 0.9%		$3,906
Spain
Consumer Discretionary – 1.0%
Mediaset Espana Comunicacion S.A.	333	4,143

Total Spain – 1.0%		$4,143

Switzerland
Industrials – 2.0%
Adecco S.A.	112	8,496

Total Switzerland – 2.0%		$8,496
United Kingdom
Consumer Discretionary – 1.2%
Compass Group plc	243	5,120

Consumer Staples – 1.7%
British American Tobacco plc	76	5,167
Coca-Cola European Partners plc	53	2,173

		7,340

Financials – 2.5%
Prudential plc	480	11,003

Total United Kingdom – 5.4%		$23,463
United States
Consumer Discretionary – 7.9%
Amazon.com, Inc. (A)	14	13,907
Home Depot, Inc. (The)	78	11,995
Marriott International, Inc., Class A	82	8,246

		34,148

Consumer Staples – 4.7%
Kraft Foods Group, Inc.	78	6,649
Philip Morris International, Inc.	115	13,476

		20,125

Energy – 6.7%
EOG Resources, Inc.	91	8,270
Halliburton Co.	331	14,153
Schlumberger Ltd.	100	6,587

		29,010

Financials – 3.6%
CME Group, Inc.	27	3,343
Goldman Sachs Group, Inc. (The)	21	4,706
MetLife, Inc.	94	5,172
Wells Fargo & Co.	42	2,301

		15,522

Health Care – 8.1%
Allergan plc	28	6,697
Celgene Corp. (A)	65	8,383
HCA Holdings, Inc. (A)	109	9,525
Incyte Corp. (A)	23	2,946
Thermo Fisher Scientific, Inc.	42	7,248

		34,799

Information Technology – 20.1%
Adobe Systems, Inc. (A)	69	9,819
Alphabet, Inc., Class C (A)	7	6,437
Applied Materials, Inc.	100	4,111
Broadcom Corp., Class A	37	8,516
Facebook, Inc., Class A (A)	101	15,279
MasterCard, Inc., Class A	139	16,846
Microsoft Corp.	129	8,908
Texas Instruments, Inc.	55	4,229
Visa, Inc., Class A	133	12,503

		86,648

Total United States – 51.1%		$220,252

TOTAL COMMON STOCKS – 95.7%		$412,827
(Cost: $341,536)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 2.6%
CVS Health Corp. 1.330%, 7–5–17	$5,000	4,999
Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.) 1.330%, 7–5–17	3,000	2,999
Kroger Co. (The) 1.300%, 7–3–17	3,113	3,113

		11,111

Master Note – 0.6%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps) 1.440%, 7–5–17 (C)	2,791	2,791

TOTAL SHORT-TERM SECURITIES – 3.2%		$13,902
(Cost: $13,903)

TOTAL INVESTMENT SECURITIES – 98.9%		$426,729
(Cost: $355,439)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.1%		4,633

NET ASSETS – 100.0%		$431,362

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at June 30, 2017.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$412,827	$—	$—
Short-Term Securities	—	13,902	—
Total	$412,827	$13,902	$—

During the period ended June 30, 2017, there were no transfers between any levels.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at June 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$355,439

Gross unrealized appreciation	75,400
Gross unrealized depreciation	(4,110)

Net unrealized appreciation	$71,290

SCHEDULE OF INVESTMENTS Ivy Global Income Allocation Fund (in thousands)	JUNE 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia
Energy – 1.2%
Caltex Australia Ltd.	350	$8,503

Financials – 0.3%
Challenger Ltd. (A)	200	2,051

Materials – 1.4%
Orora Ltd.	4,450	9,782

Total Australia – 2.9%		$20,336
Canada
Energy – 3.8%
Enbridge, Inc.	200	7,962
Pembina Pipeline Corp.	267	8,845
Vermilion Energy, Inc.	329	10,438

		27,245

Total Canada – 3.8%		$27,245
Finland
Financials – 1.7%
Sampo plc, A Shares	235	12,043

Total Finland – 1.7%		$12,043
France
Financials – 1.1%
Axa S.A.	298	8,154

Industrials – 1.1%
Compagnie de Saint-Gobain	153	8,159

Telecommunication Services – 0.9%
Orange S.A.	387	6,140

Total France – 3.1%		$22,453
Germany
Consumer Discretionary – 2.9%
ProSiebenSat. 1 Media SE	310	12,973
Schaeffler AG	517	7,412

		20,385

Financials – 1.1%
Deutsche Boerse AG	78	8,233

Industrials – 1.2%
Deutsche Post AG	230	8,622

Total Germany – 5.2%		$37,240
India
Financials – 1.2%
Indiabulls Housing Finance Ltd.	520	8,657

Total India – 1.2%		$8,657
Israel
Health Care – 0.6%
Teva Pharmaceutical Industries Ltd. ADR	136	4,517

Total Israel – 0.6%		$4,517
Italy
Financials – 1.3%
Banca Intesa S.p.A.	2,900	9,195

Total Italy – 1.3%		$9,195
Japan
Consumer Discretionary – 1.0%
Fuji Heavy Industries Ltd.	215	7,237

Total Japan – 1.0%		$7,237
New Zealand
Consumer Discretionary – 0.8%
SKYCITY Entertainment Group Ltd.	1,824	5,453

Total New Zealand – 0.8%		$5,453
Norway
Energy – 1.0%
Aker BP ASA	466	6,886

Total Norway – 1.0%		$6,886
Singapore
Consumer Discretionary – 0.5%
Asian Pay Television Trust	8,571	3,549

Total Singapore – 0.5%		$3,549

Spain
Industrials – 2.5%
ACS Actividades de Construccion y Servicios S.A.	150	5,795
Ferrovial S.A.	551	12,242

		18,037

Utilities – 1.5%
Atlantica Yield plc	492	10,508

Total Spain – 4.0%		$28,545
Switzerland
Consumer Staples – 1.2%
Nestle S.A., Registered Shares	100	8,703

Industrials – 1.1%
Adecco S.A.	100	7,602

Total Switzerland – 2.3%		$16,305
United Kingdom
Consumer Staples – 1.3%
Imperial Tobacco Group plc	200	8,983

Energy – 1.1%
Royal Dutch Shell plc, Class A	300	7,962

Financials – 2.6%
Legal & General Group plc	2,491	8,380
St. James’s Place plc	655	10,084

		18,464

Total United Kingdom – 5.0%		$35,409
United States
Consumer Discretionary – 2.3%
Home Depot, Inc. (The)	55	8,437
Limited Brands, Inc.	150	8,083

		16,520

Consumer Staples – 3.0%
Kraft Foods Group, Inc. (B)	95	8,136
Philip Morris International, Inc.	110	12,892

		21,028

Energy – 1.4%
Helmerich & Payne, Inc.	190	10,324

Financials – 3.7%
American Capital Agency Corp.	390	8,303
Arthur J. Gallagher & Co.	185	10,591
Blackstone Mortgage Trust, Inc., Class A	245	7,734

		26,628

Health Care – 2.4%
Medtronic plc	105	9,318
Pfizer, Inc.	225	7,558

		16,876

Industrials – 3.2%
Fortress Transportation and Infrastructure Investors LLC	673	10,735
Lockheed Martin Corp.	43	11,937

		22,672

Information Technology – 5.4%
Cisco Systems, Inc.	240	7,512
Intel Corp.	200	6,748
Paychex, Inc.	164	9,355
QUALCOMM, Inc.	120	6,626
Texas Instruments, Inc.	105	8,078

		38,319

Real Estate – 1.4%
Uniti Group, Inc.	390	9,805

Total United States – 22.8%		$162,172

TOTAL COMMON STOCKS – 57.2%		$407,242
(Cost: $389,465)

INVESTMENT FUNDS
United States – 1.9%
Ares Capital Corp.	821	13,443

TOTAL INVESTMENT FUNDS – 1.9%		$13,443
(Cost: $14,133)

PREFERRED STOCKS
Israel
Health Care – 0.4%
Teva Pharmaceutical Industries Ltd., Convertible, 7.000%	5	2,972

Total Israel – 0.4%		$2,972

United States
Health Care – 1.1%
Allergan plc, Convertible Series A, 5.500%		9	7,813

Telecommunication Services – 0.6%
Frontier Communications Corp., Convertible Series A, 11.125%		154	4,522

Total United States – 1.7%			$12,335

TOTAL PREFERRED STOCKS – 2.1%			$15,307
(Cost: $24,736)

RIGHTS
Spain – 0.0%
ACS Actividades de Construccion y Servicios S.A.		150	120

TOTAL RIGHTS – 0.0%			$120
(Cost: $128)

CORPORATE DEBT SECURITIES	Principal
Brazil
Consumer Staples – 0.3%
AmBev International Finance Co. Ltd. 9.500%, 7–24–17 (C)(D)	BRL	7,500	2,241

Total Brazil – 0.3%			$2,241
Canada
Information Technology – 0.6%
Kronos Acquisition Holdings, Inc. 9.000%, 8–15–23 (E)		$4,250	4,239

Total Canada – 0.6%			$4,239
Columbia
Utilities – 0.2%
Empresas Publicas de Medellin E.S.P. 8.375%, 2–1–21 (C)	COP	3,888,000	1,313

Total Columbia – 0.2%			$1,313
France
Financials – 2.7%
BNP Paribas S.A. 7.625%, 12–29–49 (E)		$5,000	5,500
Societe Generale Group 7.375%, 12–29–49 (E)		6,000	6,450
Societe Generale S.A. 8.250%, 11–29–49		7,000	7,426

			19,376

Total France – 2.7%			$19,376
Ireland
Industrials – 0.1%
Russian Railways via RZD Capital Ltd. 8.300%, 4–2–19 (C)	RUB	50,000	845

Total Ireland – 0.1%			$845
Italy
Financials – 0.6%
UniCredit S.p.A. 5.861%, 6–19–32 (E)		$4,000	4,108

Total Italy – 0.6%			$4,108
Luxembourg
Consumer Discretionary – 1.8%
Altice Financing S.A. 7.500%, 5–15–26 (E)		2,612	2,899
Altice S.A. 7.625%, 2–15–25 (E)		9,188	10,107

			13,006

Consumer Staples – 0.7%
Minerva Luxembourg S.A. 6.500%, 9–20–26 (E)		5,000	4,869

Information Technology – 0.8%
BC Luxco 1 S.A. 7.375%, 1–29–20 (E)		5,400	5,535

Materials – 0.7%
VM Holding S.A. 5.375%, 5–4–27 (E)		5,000	5,047

Total Luxembourg – 4.0%			$28,457
Mauritius
Industrials – 0.4%
HTA Group Ltd. 9.125%, 3–8–22 (E)		3,000	3,023

Total Mauritius – 0.4%			$3,023

Mexico
Financials – 1.2%
Banco Mercantil del Norte S.A.: 7.625%, 10–6–65 (E)		2,000	2,070
6.875%, 10–6–65 (E)		3,000	3,091
Unifin Financiera S.A.B. de C.V. SOFOM E.N.R. 7.250%, 9–27–23 (E)		3,150	3,230

			8,391

Telecommunication Services – 0.3%
America Movil S.A.B. de C.V. 6.450%, 12–5–22 (C)	MXN	47,000	2,446

Total Mexico – 1.5%			$10,837
Netherlands
Consumer Staples – 1.4%
MARB BondCo plc (GTD by Marfrig Global Foods S.A., Marfrig Overseas Ltd. and Marfrig Holdings (Europe) B.V.) 7.000%, 3–15–24 (E)		$10,000	9,662

Energy – 1.8%
Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.): 8.375%, 5–23–21		3,000	3,358
8.750%, 5–23–26		8,000	9,200

			12,558

Materials – 0.6%
Constellium N.V. 8.000%, 1–15–23 (E)		4,253	4,381

Telecommunication Services – 0.1%
VimpleCom Holdings B.V. 9.000%, 2–13–18 (C)(E)	RUB	50,000	845

Total Netherlands – 3.9%			$27,446
Norway
Energy – 0.8%
Aker BP ASA 6.000%, 7–1–22 (E)		$2,240	2,307
Det norske oljeselskap ASA 10.250%, 5–27–22 (E)		2,600	2,876

			5,183

Total Norway – 0.8%			$5,183
Singapore
Consumer Staples – 0.0%
Olam International Ltd. 6.000%, 8–10–18 (C)	SGD	250	187

Total Singapore – 0.0%			$187
Spain
Financials – 1.1%
Banco Bilbao Vizcaya Argentaria S.A. 9.000%, 5–29–49		$7,600	7,942

Industrials – 0.7%
ACI Airport Sudamerica S.A. 6.875%, 11–29–32 (E)		4,913	4,937

Total Spain – 1.8%			$12,879
Turkey
Financials – 0.4%
Turkiye Garanti Bankasi A.S. 6.125%, 5–24–27 (E)		3,000	2,970

Total Turkey – 0.4%			$2,970
United Kingdom
Energy – 0.6%
KCA Deutag UK Finance plc 9.875%, 4–1–22 (E)		4,167	4,042

Financials – 4.0%
Barclays plc 8.250%, 12–29–49		11,085	11,750
Royal Bank of Scotland Group plc (The): 7.500%, 12–29–49		6,000	6,192
8.625%, 12–29–49		4,983	5,432
Standard Chartered plc 7.500%, 12–29–49 (E)		5,000	5,350

			28,724

Total United Kingdom – 4.6%			$32,766
United States
Energy – 0.3%
Brand Energy & Infrastructure Services, Inc. 8.500%, 7–15–25 (E)		1,890	1,956

Financials – 4.8%
Bank of America Corp. 8.000%, 7–29–49		6,000	6,165
JPMorgan Chase & Co. 7.900%, 4–29–49		3,000	3,119

New Cotai LLC and New Cotai Capital Corp. (10.625% Cash or 10.625% PIK) 10.625%, 5–1–19 (E)(G)		15,414	13,564
Wells Fargo & Co. 7.980%, 3–29–49		10,534	10,979

			33,827

Health Care – 1.2%
Kinetic Concepts, Inc. and KCI USA, Inc. 12.500%, 11–1–21 (E)		225	253
Tenet Healthcare Corp. 8.000%, 8–1–20		5,000	5,062
Universal Hospital Services, Inc. 7.625%, 8–15–20		3,172	3,224

			8,539

Industrials – 0.9%
Prime Security Services Borrower LLC 9.250%, 5–15–23 (E)		6,111	6,641

Materials – 0.7%
BakerCorp International, Inc. 8.250%, 6–1–19		6,000	5,205

Telecommunication Services – 1.3%
Frontier Communications Corp. 11.000%, 9–15–25		10,000	9,275

Total United States – 9.2%			$65,443

TOTAL CORPORATE DEBT SECURITIES – 31.1%			$221,313
(Cost: $217,110)

OTHER GOVERNMENT SECURITIES (H)
Argentina – 1.5%
Aeropuertos Argentina 2000 S.A. 6.875%, 2–1–27 (E)		1,300	1,346
Province of Buenos Aires 7.875%, 6–15–27 (E)		7,000	7,247
Province of Mendoza 8.375%, 5–19–24 (E)		2,000	2,133

			10,726

Canada – 0.7%
City of Toronto 3.500%, 12–6–21 (C)	CAD	2,000	1,638
Province of Ontario 4.400%, 6–2–19 (C)		2,000	1,632
Regional Municipality of York 4.000%, 6–30–21 (C)		2,000	1,665

			4,935

Malaysia – 0.1%
Malaysia Government Bond 3.314%, 10–31–17 (C)	MYR	3,000	699

United States – 0.4%
Republic of Argentina 6.875%, 1–26–27		$3,000	3,102

TOTAL OTHER GOVERNMENT SECURITIES – 2.7%			$19,462
(Cost: $20,491)

LOANS (K)
United States
Consumer Discretionary – 0.3%
Serta Simmons Bedding LLC (ICE LIBOR plus 800 bps) 9.179%, 11–8–24		1,924	1,915

Consumer Staples – 0.4%
GOBP Holdings, Inc. (ICE LIBOR plus 825 bps) 9.546%, 10–21–22	2,906	2,918

Energy – 0.1%
Empresas ICA S.A. 9.300%, 6–20–17 (I)(L)	2,825	989

Industrials – 0.9%
Hampton Rubber Co. & SEI Holding Corp. (ICE LIBOR plus 800 bps) 9.226%, 3–27–22	3,333	2,933
Neff Rental LLC (ICE LIBOR plus 625 bps) 7.664%, 6–9–21	3,364	3,364

		6,297

Materials – 0.1%
EP Minerals LLC (ICE LIBOR plus 750 bps) 8.702%, 8–20–21 (I)	781	758

Total United States – 1.8%		$12,877

TOTAL LOANS – 1.8%		$12,877
(Cost: $15,034)

UNITED STATES GOVERNMENT OBLIGATIONS
United States – 1.1%
U.S. Treasury Bonds: 8.000%, 11–15–21	4,000	5,039
7.250%, 8–15–22	2,000	2,519

		7,558

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 1.1%		$7,558
(Cost: $7,530)

SHORT-TERM SECURITIES
Commercial Paper (J) – 1.8%
Bemis Co., Inc. 1.330%, 7–5–17	5,000	4,999
Kroger Co. (The): 1.300%, 7–3–17	2,573	2,572
1.340%, 7–5–17	6,000	5,999

		13,570

Master Note – 0.4%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps) 1.440%, 7–5–17 (F)	2,818	2,818

Municipal Obligations – 0.1%
NYC Hsng Dev Corp., Multi-Fam Mtg Rev Bonds (Spring Creek Apt I and II), Ser 2006A (GTD by FHLMC) (BVAL plus 14 bps) 1.000%, 7–7–17 (F)	400	400

TOTAL SHORT-TERM SECURITIES – 2.3%		$16,788
(Cost: $16,789)

TOTAL INVESTMENT SECURITIES – 100.2%		$714,110
(Cost: $705,416)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2)%		(1,676)

NET ASSETS – 100.0%		$712,434

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $1,165 are held in collateralized accounts for OTC forward foreign currency contracts.

(C)	Principal amounts are denominated in the indicated foreign currency, where applicable (BRL – Brazilian Real, CAD – Canadian Dollar, COP – Columbian Peso, MXN – Mexican Peso, MYR – Malaysian Ringgit, RUB – Russian Ruble and SGD – Singapore Dollar).

(D)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at June 30, 2017.

(E)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017 the total value of these securities amounted to $130,678 or 18.3% of net assets.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(G)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.

(H)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(I)	Securities whose value was determined using significant unobservable inputs.

(J)	Rate shown is the yield to maturity at June 30, 2017.

(K)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Description of the reference rate and spread, if applicable, are included in the security description.

(L)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

The following forward foreign currency contracts were outstanding at June 30, 2017:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	9,400	U.S. Dollar	11,917	7-24-17	UBS AG	$—	$334
Euro	25,700	U.S. Dollar	28,686	7-24-17	UBS AG	—	699
						$—	$1,033

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2017:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$407,242	$—	$—
Investment Funds	13,443	—	—
Preferred Stocks	15,307	—	—
Rights	120	—	—
Corporate Debt Securities	—	221,313	—
Other Government Securities	—	19,462	—
Loans	—	11,130	1,747
United States Government Obligations	—	7,558	—

Short-Term Securities	—	16,788	—
Total	$436,112	$276,251	$1,747
Liabilities
Forward Foreign Currency Contracts	$—	$1,033	$—

During the period ended June 30, 2017, securities totaling $757 were transferred from Level 2 to Level 3 due to decreased availability of observable market data due to decreased market activity or information for these securities. Transfers in to Level 3 represent the values as of the beginning of the reporting period. There were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

BVAL = Bloomberg Valuation Municipal AAA Benchmark

FHLMC = Federal Home Loan Mortgage Corp.

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at June 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$705,416

Gross unrealized appreciation	48,120
Gross unrealized depreciation	(39,426)

Net unrealized appreciation	$8,694

SCHEDULE OF INVESTMENTS Ivy Government Money Market Fund (in thousands)	JUNE 30, 2017 (UNAUDITED)

CORPORATE OBLIGATIONS	Principal	Value

Master Note
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.440%, 7–5–17 (A)	$923	$923

Total Master Note – 0.6%		923

TOTAL CORPORATE OBLIGATIONS – 0.6%		$923
(Cost: $923)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
Treasury Bills – 14.3%
U.S. Treasury Bills: 0.800%, 9–7–17	2,500	2,496
0.970%, 9–14–17	5,000	4,990
1.000%, 9–21–17	1,000	998
0.950%, 10–26–17	4,000	3,987
1.010%, 11–9–17	5,900	5,878
1.100%, 12–14–17	5,000	4,975

		23,324

Treasury Notes – 5.9%
U.S. Treasury Notes (3-Month USTMMR plus 17 bps), 1.170%, 7–3–17 (A)	2,000	2,000
U.S. Treasury Notes (3-Month USTMMR plus 17.4 bps), 1.180%, 7–3–17 (A)	6,040	6,039
U.S. Treasury Notes (3-Month USTMMR plus 7 bps), 1.070%, 7–2–17 (A)	1,500	1,500

		9,539

United States Government Agency Obligations – 76.0%
Federal Home Loan Bank: 0.690%, 7–26–17	3,000	3,000
1.000%, 8–10–17	5,000	4,995
0.750%, 8–23–17	2,000	2,000
Federal National Mortgage Association, 0.964%, 7–3–17	1,939	1,939
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate): 1.100%, 7–5–17 (A)	461	461
1.070%, 7–7–17 (A)	33,377	33,377
1.080%, 7–7–17 (A)	31,311	31,311
1.090%, 7–7–17 (A)	14,924	14,924
1.100%, 7–7–17 (A)	19,648	19,649
1.150%, 7–7–17 (A)	11,716	11,716

		123,372

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS – 96.2%		$156,235
(Cost: $156,235)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS BACKED MUNICIPAL OBLIGATIONS
California – 0.4%
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (The Crossings Sr Apts/Phase I), Ser 2005 I (GTD by FNMA) (BVAL plus 10 bps), 0.970%, 7–7–17 (A)	200	200
San Diego, CA, Hsng Auth, Var Rate Demand Multi-Fam Hsng Rev Rfdg Bonds (Hillside Garden Apt), Ser 2004C (GTD by FNMA) (BVAL plus 13 bps), 0.950%, 7–7–17 (A)	400	400

		600

Florida – 1.2%
Volusia Cnty, FL, Hsng Fin Auth, Multi-Fam Hsng Rev Rfdg Bonds (Fisherman’s Landing Apt), Ser 2002 (GTD by FNMA) (BVAL plus 20 bps), 0.930%, 7–7–17 (A)	2,000	2,000

Minnesota – 0.9%
Minneapolis, MN, Hsng Dev, Rfdg Rev Bonds (One Ten Grant Proj), Ser 1989 (GTD by FNMA) (BVAL plus 8bps), 0.900%, 7–7–17 (A)	1,435	1,435

Rhode Island – 0.6%
RI Hsng and Mtg Fin Corp., Multi-Fam Mtg Rev Bonds (The Groves at Johnson Proj), Ser 2006 (GTD by FHLMC) (BVAL plus 14 bps), 1.000%, 7–7–17 (A)	1,000	1,000

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS BACKED MUNICIPAL OBLIGATIONS – 3.1%		$5,035
(Cost: $5,035)

TOTAL INVESTMENT SECURITIES – 99.9%		$162,193
(Cost: $162,193)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		100

NET ASSETS – 100.0%		$162,293

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Obligations	$—	$923	$—
United States Government and Government Agency Obligations	—	156,235	—
United States Government and Government Agency Obligations Backed Municipal Obligations	—	5,035	—
Total	$—	$162,193	$—

During the period ended June 30, 2017, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

BVAL = Bloomberg Valuation Municipal AAA Benchmark

FHLMC = Federal Home Loan Mortgage Corp.

FNMA = Federal National Mortgage Association

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

TB = Treasury Bill

USTMMR = U.S. Treasury Money Market Rate

For Federal income tax purposes, cost of investments owned at June 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$162,193

Gross unrealized appreciation	—
Gross unrealized depreciation	—

Net unrealized appreciation	$—

SCHEDULE OF INVESTMENTS Ivy High Income Fund (in thousands)	JUNE 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares		Value

Consumer Discretionary
Cable & Satellite – 0.2%
Altice N.V., Class A (A)(B)	454		$10,479

Casinos & Gaming – 0.0%
New Cotai Participation Corp., Class B (A)(C)(D)	—	*	554

Total Consumer Discretionary – 0.2%			11,033
Energy
Coal & Consumable Fuels – 0.0%
Foresight Energy L.P. (A)	377		1,834

Oil & Gas Equipment & Services – 0.1%
Larchmont Resources LLC (A)(C)(E)	15		5,273

Oil & Gas Exploration & Production – 0.2%
Midstates Petroleum Co., Inc. (A)	580		7,343
Sabine Oil & Gas Corp. (A)(C)	4		170

			7,513

Total Energy – 0.3%			14,620
Financials
Specialized Finance – 0.4%
Maritime Finance Co. Ltd. (A)(C)(D)(E)	1,750		16,748

Total Financials – 0.4%			16,748

TOTAL COMMON STOCKS – 0.9%			$42,401
(Cost: $54,634)

PREFERRED STOCKS
Consumer Staples
Agricultural Products – 0.7%
Pinnacle Agriculture Enterprises LLC (A)(C)	37,029		28,660

Total Consumer Staples – 0.7%			28,660
Telecommunication Services
Integrated Telecommunication Services – 0.1%
Frontier Communications Corp., Convertible Series A, 11.125%	196		5,758

Total Telecommunication Services – 0.1%			5,758

TOTAL PREFERRED STOCKS – 0.8%			$34,418
(Cost: $33,402)

WARRANTS
Agricultural Products – 0.0%
ASG Consolidated LLC, expires 5–15–18 (D)(F)	13		—	*

Apparel Retail – 0.0%
St. John Knits International, Inc., expires 12–31–29 (F)	48		143

Oil & Gas Exploration & Production – 0.0%
Sabine Oil & Gas Corp., expires 12–29–29 (C)(F)	15		105

TOTAL WARRANTS – 0.0%			$248
(Cost: $913)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary
Advertising – 0.7%
Acosta, Inc., 7.750%, 10–1–22 (G)	$20,410		15,461
Lamar Media Corp., 5.375%, 1–15–24	6,757		7,061
Outfront Media Capital LLC and Outfront Media Capital Corp., 5.625%, 2–15–24	8,212		8,571

			31,093

Apparel Retail – 0.8%
Hot Topic, Inc., 9.250%, 6–15–21 (G)	35,881		34,446

Automotive Retail – 0.6%
Allison Transmission, Inc., 5.000%, 10–1–24 (G)		4,034	4,135
Group 1 Automotive, Inc., 5.000%, 6–1–22		3,436	3,488
Penske Automotive Group, Inc., 5.500%, 5–15–26		2,983	2,968
Sonic Automotive, Inc., 5.000%, 5–15–23		17,353	16,507

			27,098

Broadcasting – 2.0%
Clear Channel Outdoor Holdings, Inc., 6.500%, 11–15–22		43,832	44,942
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3–15–20		1,380	1,359
Clear Channel Worldwide Holdings, Inc., Series B, 7.625%, 3–15–20		28,217	28,076
Cumulus Media, Inc., 7.750%, 5–1–19		33,969	9,342
iHeartCommunications, Inc. (GTD by iHeartMedia Capital I LLC), 10.625%, 3–15–23		9,924	7,517

			91,236

Cable & Satellite – 8.9%
Altice Financing S.A.: 6.625%, 2–15–23 (G)		12,126	12,865
7.500%, 5–15–26 (G)		20,535	22,794
Altice S.A.: 7.250%, 5–15–22 (G)(H)	EUR	3,821	4,628
7.750%, 5–15–22 (G)		$68,474	72,668
6.250%, 2–15–25 (G)(H)	EUR	3,496	4,357
7.625%, 2–15–25 (G)		$14,356	15,792
Altice U.S. Finance I Corp., 5.500%, 5–15–26 (G)		11,626	12,207
Block Communications, Inc., 6.875%, 2–15–25 (G)		3,271	3,508
Cablevision Systems Corp., 5.875%, 9–15–22		8,681	9,126
CCO Holdings LLC and CCO Holdings Capital Corp., 5.500%, 5–1–26 (G)		5,722	6,073
Columbus International, Inc., 7.375%, 3–30–21 (G)		5,116	5,429
DISH DBS Corp.: 6.750%, 6–1–21		12,085	13,414
5.875%, 7–15–22		10,630	11,427
5.875%, 11–15–24		3,054	3,259
7.750%, 7–1–26		8,887	10,531
Neptune Finco Corp.: 10.125%, 1–15–23 (G)		20,510	23,792
6.625%, 10–15–25 (G)		6,478	7,127
10.875%, 10–15–25 (G)		16,255	19,567
Numericable – SFR S.A., 7.375%, 5–1–26 (G)		51,178	55,528
Sirius XM Radio, Inc., 4.625%, 5–15–23 (G)		33,613	34,579
VTR Finance B.V., 6.875%, 1–15–24 (G)		46,939	49,755

			398,426

Casinos & Gaming – 1.3%
Gateway Casinos & Entertainment Ltd., 8.250%, 3–1–24 (G)		11,851	12,325
Studio City Finance Ltd., 8.500%, 12–1–20 (G)		7,513	7,813
Wynn Macau Ltd., 5.250%, 10–15–21 (G)		38,222	39,178

			59,316

Department Stores – 0.3%
Bon-Ton Stores, Inc. (The), 8.000%, 6–15–21		37,256	14,996

Education Services – 3.4%
Laureate Education, Inc.: 10.000%, 9–1–19		52,461	68,202
8.250%, 5–1–25 (G)		78,145	83,811

			152,013

Homefurnishing Retail – 0.7%
Restoration Hardware Holdings, Inc., Convertible: 0.000%, 6–15–19 (G)(I)		17,482	15,909
0.000%, 7–15–20 (G)(I)		17,230	14,645

			30,554

Hotels, Resorts & Cruise Lines – 0.2%
Carlson Travel, Inc., 6.750%, 12–15–23 (G)	10,875	11,065

Leisure Facilities – 0.3%
AMC Entertainment Holdings, Inc.: 5.875%, 11–15–26 (G)	2,848	2,972
6.125%, 5–15–27 (G)	3,866	4,080
Cedar Fair L.P., Magnum Management Corp., Canada’s Wonderland Co. and Millennium Operations LLC, 5.375%, 4–15–27 (G)	5,444	5,757

		12,809

Movies & Entertainment – 1.7%
AMC Entertainment, Inc., 5.750%, 6–15–25	16,803	17,475
Cinemark USA, Inc.: 5.125%, 12–15–22	1,258	1,296
4.875%, 6–1–23	21,139	21,595
EMI Music Publishing Group North America Holdings, 7.625%, 6–15–24 (G)	7,135	7,937
WMG Acquisition Corp., 6.750%, 4–15–22 (G)	25,538	26,847

		75,150

Publishing – 0.4%
E.W. Scripps Co., 5.125%, 5–15–25 (G)	1,630	1,679
MDC Partners, Inc., 6.500%, 5–1–24 (G)	17,899	17,854

		19,533

Specialized Consumer Services – 0.5%
Nielsen Co. (Luxembourg) S.a.r.l. (The): 5.500%, 10–1–21 (G)	3,151	3,261
5.000%, 2–1–25 (G)	5,614	5,755
Nielsen Finance LLC and Nielsen Finance Co., 5.000%, 4–15–22 (G)	15,039	15,603

		24,619

Specialty Stores – 1.6%
Cumberland Farms, Inc., 6.750%, 5–1–25 (G)	8,822	9,285
Jo-Ann Stores Holdings, Inc. (9.750% Cash or 10.500% PIK), 9.750%, 10–15–19 (G)(J)	63,465	62,513

		71,798

Total Consumer Discretionary – 23.4%		1,054,152
Consumer Staples
Food Distributors – 1.3%
Performance Food Group, Inc., 5.500%, 6–1–24 (G)	11,774	12,157
Simmons Foods, Inc., 7.875%, 10–1–21 (G)	34,500	36,656
U.S. Foods, Inc., 5.875%, 6–15–24 (G)	7,769	8,060

		56,873

Packaged Foods & Meats – 1.5%
Bumble Bee Foods LLC (9.625% Cash or 10.375% PIK), 9.625%, 3–15–18 (G)(J)	8,686	8,556
JBS Investments GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.), 7.750%, 10–28–20(G)	2,300	2,179
JBS USA LLC and JBS USA Finance, Inc.: 5.875%, 7–15–24 (G)	25,097	23,528
5.750%, 6–15–25 (G)	20,007	18,807
Post Holdings, Inc.: 5.500%, 3–1–25 (G)	4,205	4,336
5.000%, 8–15–26 (G)	5,849	5,834
5.750%, 3–1–27 (G)	4,205	4,321

		67,561

Personal Products – 0.1%
Revlon Consumer Products Corp., 5.750%, 2–15–21	4,734	4,355
Revlon Escrow Corp., 6.250%, 8–1–24	2,924	2,544

		6,899

Total Consumer Staples – 2.9%		131,333
Energy
Integrated Oil & Gas – 0.2%
Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.): 6.125%, 1–17–22	1,125	1,162
7.375%, 1–17–27	5,524	5,844

		7,006

Oil & Gas Drilling – 1.1%
KCA Deutag UK Finance plc: 7.250%, 5–15–21 (G)	18,636	16,493
9.875%, 4–1–22 (G)	11,507	11,162
Noble Holding International Ltd., 7.750%, 1–15–24	5,677	4,481
Offshore Drilling Holding S.A., 8.375%, 9–20–20 (G)(K)	44,521	15,360
Offshore Group Investment Ltd., 0.000%, 11–1–19 (D)	14,866	—	*
Rowan Cos., Inc. (GTD by Rowan plc), 7.375%, 6–15–25	3,398	3,168
Trinidad Drilling Ltd., 6.625%, 2–15–25 (G)	280	266

		50,930

Oil & Gas Equipment & Services – 0.6%
Brand Energy & Infrastructure Services, Inc., 8.500%, 7–15–25 (G)	21,363	22,111
SESI LLC, 7.125%, 12–15–21	6,059	5,771

		27,882

Oil & Gas Exploration & Production – 2.7%
Bellatrix Exploration Ltd., 8.500%, 5–15–20 (G)	13,598	12,221
California Resources Corp., 8.000%, 12–15–22 (G)	4,662	2,949
Continental Resources, Inc. (GTD by Banner Pipeline Co. LLC), 5.000%, 9–15–22	14,182	13,916
Crownrock L.P., 7.750%, 2–15–23 (G)	6,941	7,323
EnCana Corp., 6.500%, 8–15–34	7,113	8,124
Endeavor Energy Resources L.P.: 7.000%, 8–15–21 (G)	24,868	25,738
8.125%, 9–15–23 (G)	6,146	6,492
Gulfport Energy Corp., 6.625%, 5–1–23	2,064	2,069
Laredo Petroleum, Inc.: 7.375%, 5–1–22	17,510	17,685
6.250%, 3–15–23	3,784	3,756
Murphy Oil USA, Inc. (GTD by Murphy USA), 5.625%, 5–1–27	1,629	1,694
Ultra Resources, Inc.: 6.875%, 4–15–22 (G)	9,273	9,203
7.125%, 4–15–25 (G)	2,726	2,688
Whiting Petroleum Corp., 5.750%, 3–15–21	6,223	5,850

		119,708

Oil & Gas Refining & Marketing – 1.1%
Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.): 6.125%, 10–1–24	2,881	2,931
6.125%, 10–1–24 (G)	2,715	2,762
PDC Energy, Inc., 6.125%, 9–15–24 (G)	2,310	2,345
Seven Generations Energy Ltd.: 8.250%, 5–15–20 (G)	15,124	15,767
6.750%, 5–1–23 (G)	27,127	28,144

		51,949

Oil & Gas Storage & Transportation – 0.2%
Access Midstream Partners L.P., 4.875%, 5–15–23	7,412	7,691

Total Energy – 5.9%		265,166
Financials
Consumer Finance – 1.5%
Creditcorp, 12.000%, 7–15–18 (G)	40,520	34,847
CURO Financial Technologies Corp., 12.000%, 3–1–22 (G)	5,881	6,175
Quicken Loans, Inc., 5.750%, 5–1–25 (G)	23,889	24,666

		65,688

Diversified Capital Markets – 1.2%
Patriot Merger Corp., 9.000%, 7–15–21 (G)	51,423	53,969

Insurance Brokers – 0.7%
NFP Corp., 6.875%, 7–15–25 (G)	32,425	32,749

Investment Banking & Brokerage – 0.1%
E*TRADE Financial Corp., 5.875%, 12–29–49	4,068	4,312

Other Diversified Financial Services – 2.7%
AAF Holdings LLC and AAF Finance Co. (12.000% Cash or 12.750% PIK), 12.000%, 7–1–19 (G)(J)	10,371	10,838
Balboa Merger Sub, Inc., 11.375%, 12–1–21 (G)	22,692	25,018
New Cotai LLC and New Cotai Capital Corp. (10.625% Cash or 10.625% PIK), 10.625%, 5–1–19 (G)(J)	96,762	85,151

		121,007

Specialized Finance – 2.0%
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.: 5.875%, 6–15–21 (G)	4,154	4,351
5.450%, 6–15–23 (G)	2,979	3,232
7.125%, 6–15–24 (G)	4,154	4,566
6.020%, 6–15–26 (G)	5,960	6,566
Flexi-Van Leasing, Inc., 7.875%, 8–15–18 (G)	12,769	12,641
Orchestra Borrower LLC and Orchestra Co-Issuer, Inc., 6.750%, 6–15–22 (G)	3,797	3,913
TMX Finance LLC and TitleMax Finance Corp., 8.500%, 9–15–18 (G)	57,305	54,440

		89,709

Thrifts & Mortgage Finance – 0.3%
Provident Funding Associates L.P. and PFG Finance Corp., 6.375%, 6–15–25 (G)	13,571	13,910

Total Financials – 8.5%		381,344
Health Care
Health Care Facilities – 1.6%
DaVita HealthCare Partners, Inc., 5.125%, 7–15–24	2,970	3,015
Greatbatch Ltd., 9.125%, 11–1–23 (G)	20,906	22,265
HCA, Inc. (GTD by HCA Holdings, Inc.), 5.250%, 6–15–26	2,404	2,593
MPH Acquisition Holdings LLC, 7.125%, 6–1–24 (G)	8,898	9,487
Surgery Center Holdings, Inc., 8.875%, 4–15–21 (G)	28,120	30,475
Tenet Healthcare Corp., 7.500%, 1–1–22 (G)	1,985	2,153

		69,988

Health Care Supplies – 0.7%
Kinetic Concepts, Inc. and KCI USA, Inc., 12.500%, 11–1–21 (G)	2,794	3,143
Universal Hospital Services, Inc., 7.625%, 8–15–20	30,077	30,566

		33,709

Pharmaceuticals – 1.5%
Concordia Healthcare Corp.: 9.500%, 10–21–22 (G)	59,541	10,122
7.000%, 4–15–23 (G)	7,125	1,033
IMS Health, Inc., 5.000%, 10–15–26 (G)	6,780	6,992
Valeant Pharmaceuticals International, Inc.: 7.000%, 10–1–20	8,127	7,995
5.500%, 3–1–23 (G)	545	462
VPII Escrow Corp., 7.500%, 7–15–21 (G)	6,802	6,589
VRX Escrow Corp.: 5.375%, 3–15–20 (G)	12,225	11,782
5.875%, 5–15–23 (G)	8,682	7,445
6.125%, 4–15–25 (G)	16,249	13,751

		66,171

Total Health Care – 3.8%		169,868
Industrials
Aerospace & Defense – 1.5%
KLX, Inc., 5.875%, 12–1–22 (G)	21,081	22,135
Park Aerospace Holdings Ltd., 5.250%, 8–15–22 (G)	1,131	1,182
TransDigm, Inc., 6.500%, 5–15–25	5,455	5,551
TransDigm, Inc. (GTD by TransDigm Group, Inc.): 6.500%, 7–15–24	27,597	28,494
6.375%, 6–15–26	10,559	10,717

		68,079

Air Freight & Logistics – 0.3%
XPO Logistics, Inc.: 6.500%, 6–15–22 (G)	7,550	7,937
6.125%, 9–1–23 (G)	4,075	4,243

		12,180

Building Products – 1.1%
Alcoa Nederland Holding B.V.: 6.750%, 9–30–24 (G)	2,557	2,774
7.000%, 9–30–26 (G)	2,557	2,806
Ply Gem Industries, Inc., 6.500%, 2–1–22	28,758	30,060

Summit Materials LLC and Summit Materials Finance Corp.: 8.500%, 4–15–22	2,416	2,730
6.125%, 7–15–23	5,046	5,286
WESCO Distribution, Inc. (GTD by WESCO International, Inc.), 5.375%, 6–15–24	5,940	6,200

		49,856

Diversified Support Services – 0.4%
Ahern Rentals, Inc., 7.375%, 5–15–23 (G)	12,879	10,561
Ritchie Bros. Auctioneers, Inc., 5.375%, 1–15–25 (G)	5,675	5,916
United Rentals (North America), Inc. (GTD by United Rentals, Inc.), 5.875%, 9–15–26	1,490	1,587

		18,064

Environmental & Facilities Services – 0.2%
GFL Environmental, Inc.: 9.875%, 2–1–21 (G)	5,386	5,858
5.625%, 5–1–22 (G)	3,790	3,875

		9,733

Railroads – 0.7%
Florida East Coast Holdings Corp. and Florida East Coast Industries LLC, 6.750%, 5–1–19 (G)	28,925	29,660

Research & Consulting Services – 0.2%
Eagle Holding Co. II LLC (7.625% Cash or 8.375% PIK), 7.625%, 5–15–22 (G)	8,808	9,061

Security & Alarm Services – 1.0%
Prime Security Services Borrower LLC, 9.250%, 5–15–23 (G)	42,686	46,385

Trading Companies & Distributors – 0.2%
HD Supply, Inc., 5.750%, 4–15–24 (G)	10,544	11,203

Total Industrials – 5.6%		254,221
Information Technology
Application Software – 1.4%
Kronos Acquisition Holdings, Inc., 9.000%, 8–15–23 (G)	64,734	64,572

Communications Equipment – 0.6%
West Corp., 5.375%, 7–15–22 (G)	25,767	26,025

Data Processing & Outsourced Services – 2.3%
Alliance Data Systems Corp.: 5.875%, 11–1–21 (G)	7,708	7,978
5.375%, 8–1–22 (G)	29,436	29,730
Italics Merger Sub, Inc., 7.125%, 7–15–23 (G)	59,658	60,721
j2 Cloud Services LLC and j2 Global, Inc., 6.000%, 7–15–25 (G)	5,422	5,585

		104,014

IT Consulting & Other Services – 1.2%
Cardtronics, Inc. and Cardtronics USA, Inc., 5.500%, 5–1–25 (G)	9,793	10,087
NCR Escrow Corp.: 5.875%, 12–15–21	21,676	22,543
6.375%, 12–15–23	20,537	22,026

		54,656

Semiconductors – 1.0%
Micron Technology, Inc.: 5.875%, 2–15–22	26,575	27,804
7.500%, 9–15–23	12,294	13,753
5.500%, 2–1–25	1,035	1,092

		42,649

Technology Hardware, Storage & Peripherals – 0.5%
Western Digital Corp.: 7.375%, 4–1–23 (G)	3,009	3,306
10.500%, 4–1–24	16,726	19,731

		23,037

Total Information Technology – 7.0%		314,953
Materials
Aluminum – 2.0%
Constellium N.V.: 8.000%, 1–15–23 (G)	34,437	35,470
5.750%, 5–15–24 (G)	16,523	15,284
6.625%, 3–1–25 (G)	22,308	21,360

Kaiser Aluminum Corp., 5.875%, 5–15–24	2,392	2,518
Novelis Corp. (GTD by Novelis, Inc.): 6.250%, 8–15–24 (G)	8,724	9,160
5.875%, 9–30–26 (G)	5,784	5,957

		89,749

Commodity Chemicals – 0.4%
NOVA Chemicals Corp.: 4.875%, 6–1–24 (G)	13,567	13,516
5.250%, 6–1–27 (G)	5,427	5,400

		18,916

Construction Materials – 0.7%
Eagle Materials, Inc., 4.500%, 8–1–26	2,337	2,389
Hillman Group, Inc. (The), 6.375%, 7–15–22 (G)	30,106	28,902

		31,291

Diversified Chemicals – 0.4%
PSPC Escrow Corp., 6.500%, 2–1–22 (G)	11,779	12,162
PSPC Escrow II Corp., 10.375%, 5–1–21 (G)	5,919	6,548

		18,710

Diversified Metals & Mining – 0.8%
Artsonig Pty Ltd. (11.500% Cash or 12.000% PIK), 11.500%, 4–1–19 (G)(J)	52,349	524
Crystal Merger Sub, Inc., 7.625%, 10–15–21 (G)	8,259	8,362
FMG Resources August 2006 Partners Ltd.: 4.750%, 5–15–22 (G)	10,188	10,226
5.125%, 5–15–24 (G)	10,867	10,867
Lundin Mining Corp.: 7.500%, 11–1–20 (G)	1,178	1,239
7.875%, 11–1–22 (G)	3,980	4,338

		35,556

Fertilizers & Agricultural Chemicals – 1.1%
Pinnacle Operating Corp., 9.000%, 5–15–23 (G)	53,335	50,668

Metal & Glass Containers – 1.8%
ARD Finance S.A., 7.125%, 9–15–23	3,217	3,434
BakerCorp International, Inc., 8.250%, 6–1–19	67,965	58,960
HudBay Minerals, Inc.: 7.250%, 1–15–23 (G)	2,262	2,333
7.625%, 1–15–25 (G)	3,395	3,556
Signode Industrial Group, 6.375%, 5–1–22 (G)	11,052	11,549

		79,832

Paper Packaging – 0.5%
Coveris Holdings S.A., 7.875%, 11–1–19 (G)	8,310	8,185
Flex Acquisition Co., Inc., 6.875%, 1–15–25 (G)	3,940	4,098
Reynolds Group Issuer, Inc., Reynolds Group Issuer LLC and Reynolds Group Issuer (Luxembourg) S.A., 5.125%, 7–15–23 (G)	8,571	8,903

		21,186

Specialty Chemicals – 0.1%
Kraton Polymers LLC and Kraton Polymers Capital Corp., 7.000%, 4–15–25 (G)	5,507	5,782

Steel – 0.1%
U.S. Steel Corp., 8.375%, 7–1–21 (G)	4,186	4,605

Total Materials – 7.9%		356,295
Real Estate
Health Care REITs – 0.1%
MPT Operating Partnership L.P. and MPT Finance Corp. (GTD by Medical Properties Trust, Inc.), 5.250%, 8–1–26	2,928	3,035

Real Estate Development – 0.4%
Hub Holdings LLC and Hub Holdings Finance, Inc. (8.125% Cash or 8.875% PIK), 8.125%, 7–15–19 (G)(J)	17,764	17,809

Total Real Estate – 0.5%		20,844

Telecommunication Services
Alternative Carriers – 0.3%
Consolidated Communications Finance II Co., 6.500%, 10–1–22	9,598	9,550
Zayo Group LLC and Zayo Capital, Inc., 5.750%, 1–15–27 (G)	4,500	4,708

		14,258

Integrated Telecommunication Services – 3.4%
Frontier Communications Corp.: 6.250%, 9–15–21	15,908	14,198
10.500%, 9–15–22	20,679	19,723
7.125%, 1–15–23	2,412	2,008
6.875%, 1–15–25	8,428	6,637
11.000%, 9–15–25	23,102	21,427
GCI, Inc., 6.875%, 4–15–25	22,144	23,943
Sprint Corp.: 7.250%, 9–15–21	43,872	48,753
7.875%, 9–15–23	16,141	18,562

		155,251

Wireless Telecommunication Service – 1.4%
Sable International Finance Ltd., 6.875%, 8–1–22 (G)	26,720	28,857
Sprint Nextel Corp.: 9.000%, 11–15–18 (G)	1,367	1,484
7.000%, 8–15–20	3,022	3,324
11.500%, 11–15–21	2,342	2,998
T-Mobile USA, Inc.: 6.000%, 4–15–24	10,395	11,123
6.500%, 1–15–26	12,863	14,197

		61,983

Total Telecommunication Services – 5.1%		231,492

TOTAL CORPORATE DEBT SECURITIES – 70.6%		$3,179,668
(Cost: $3,269,473)

LOANS (L)
Consumer Discretionary
Advertising – 0.4%
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 650 bps), 7.796%, 7–25–22 (D)	18,474	17,643

Apparel Retail – 1.7%
Talbots, Inc. (The) (ICE LIBOR plus 450 bps), 5.726%, 3–19–20	19,207	17,920
Talbots, Inc. (The) (ICE LIBOR plus 850 bps), 9.726%, 3–19–21	51,047	43,645
True Religion Apparel, Inc. (ICE LIBOR plus 487.5 bps): 6.101%, 7–30–19	202	43
6.171%, 7–30–19	77,951	16,727

		78,335

Casinos & Gaming – 0.1%
Gateway Casinos & Entertainment Ltd. (ICE LIBOR plus 375 bps), 5.046%, 2–22–23	3,920	3,946

Department Stores – 0.9%
Belk, Inc. (ICE LIBOR plus 475 bps), 5.905%, 12–10–22	45,190	38,344

Education Services – 1.4%
Laureate Education, Inc. (ICE LIBOR plus 450 bps), 5.726%, 4–26–24	62,568	62,822

General Merchandise Stores – 2.1%
BJ’s Wholesale Club, Inc. (ICE LIBOR plus 375 bps), 4.968%, 2–3–24	36,550	35,373
BJ’s Wholesale Club, Inc. (ICE LIBOR plus 750 bps), 8.710%, 1–26–25	28,637	27,662
Orchard Acquisition Co. LLC (ICE LIBOR plus 600 bps), 7.313%, 2–8–19	63,765	29,651

		92,686

Home Furnishings – 0.6%
Serta Simmons Bedding LLC (ICE LIBOR plus 800 bps), 9.179%, 11–8–24	28,410	28,280

Hotels, Resorts & Cruise Lines – 0.0%
Travel Leaders Group LLC (ICE LIBOR plus 525 bps), 6.476%, 1–19–24	1,681	1,687

Housewares & Specialties – 0.4%
KIK Custom Products, Inc. (ICE LIBOR plus 450 bps), 5.793%, 8–26–22	16,302	16,442

Restaurants – 0.4%
NPC International, Inc., 0.000%, 4–18–25 (M)	3,559	3,595
NPC International, Inc. (ICE LIBOR plus 350 bps), 4.716%, 4–20–24	3,828	3,854
NPC International, Inc. (ICE LIBOR plus 750 bps), 8.716%, 4–18–25	12,031	12,151

		19,600

Specialty Stores – 0.6%
Academy Sports + Outdoors, 0.000%, 7–2–22 (M)	3,255	2,516
Academy Sports + Outdoors (ICE LIBOR plus 400 bps):
5.172%, 7–2–22	6,422	4,964
5.220%, 7–2–22	4,595	3,552
Academy Sports + Outdoors (ICE LIBOR plus 500 bps), 5.226%, 7–2–22	1,915	1,480
Jo-Ann Stores, Inc. (ICE LIBOR plus 500 bps), 6.391%, 10–21–23	15,489	15,406

		27,918

Total Consumer Discretionary – 8.6%		387,703
Consumer Staples
Food Distributors – 0.3%
Chefs’ Warehouse, Inc. (The) (ICE LIBOR plus 575 bps), 6.980%, 6–22–22	11,958	12,093

Hypermarkets & Super Centers – 0.3%
GOBP Holdings, Inc. (ICE LIBOR plus 825 bps), 9.546%, 10–21–22	15,658	15,723

Packaged Foods & Meats – 0.4%
Shearer’s Foods LLC (ICE LIBOR plus 675 bps), 8.046%, 6–30–22 (D)	18,980	18,316

Total Consumer Staples – 1.0%		46,132
Energy
Coal & Consumable Fuels – 1.1%
Foresight Energy LLC (ICE LIBOR plus 725 bps), 6.795%, 3–28–22	35,799	34,032
Westmoreland Coal Co. (ICE LIBOR plus 650 bps), 7.796%, 12–16–20	20,004	17,653

		51,685

Oil & Gas Drilling – 0.5%
KCA Deutag Alpha Ltd. (ICE LIBOR plus 525 bps), 6.922%, 5–16–20	26,317	23,580

Oil & Gas Equipment & Services – 0.8%
Brand Energy & Infrastructure Services, Inc. (ICE LIBOR plus 425 bps):
5.464%, 6–21–24	3,457	3,450
5.496%, 6–21–24	18,245	18,205
Larchmont Resources LLC (10.000% Cash or 10.000% PIK), 10.000%, 8–7–20 (D)(E)(J)	12,313	12,190

		33,845

Oil & Gas Exploration & Production – 0.4%
Chesapeake Energy Corp. (ICE LIBOR plus 750 bps), 8.686%, 8–23–21	17,434	18,419

Oil & Gas Storage & Transportation – 1.3%
Bowie Resources Holdings LLC (ICE LIBOR plus 1,075 bps), 11.976%, 2–16–21	26,759	24,605

Bowie Resources Holdings LLC (ICE LIBOR plus 575 bps), 6.976%, 8–12–20	34,354	32,965

		57,570

Total Energy – 4.1%		185,099
Financials
Insurance Brokers – 0.2%
NFP Corp., 0.000%, 1–8–24 (M)	1,300	1,302
NFP Corp. (ICE LIBOR plus 350 bps), 4.796%, 1–8–24	5,656	5,665

		6,967

Specialized Finance – 0.1%
Orchestra Borrower LLC and Orchestra Co-Issuer, Inc., 0.000%, 12–2–21 (M)	4,068	4,090

Total Financials – 0.3%		11,057
Industrials
Building Products – 0.5%
Hampton Rubber Co. & SEI Holding Corp. (ICE LIBOR plus 800 bps), 9.226%, 3–27–22	23,667	20,827

Construction & Engineering – 0.3%
Tensar International Corp. (ICE LIBOR plus 850 bps), 9.796%, 7–10–22 (D)	15,197	12,157

Industrial Conglomerates – 1.0%
Crosby Worldwide Ltd. (ICE LIBOR plus 300 bps), 4.172%, 11–22–20	5,602	5,070
Crosby Worldwide Ltd. (ICE LIBOR plus 600 bps), 7.172%, 11–22–21	10,976	9,055
PAE Holding Corp. (ICE LIBOR plus 550 bps), 6.726%, 10–20–22	26,675	26,809
PAE Holding Corp. (ICE LIBOR plus 950 bps), 10.726%, 10–20–23	4,490	4,490

		45,424

Industrial Machinery – 1.3%
Dynacast International LLC (ICE LIBOR plus 850 bps), 9.796%, 1–30–23 (D)	61,040	61,040

Total Industrials – 3.1%		139,448
Information Technology
Application Software – 0.9%
Applied Systems, Inc. (ICE LIBOR plus 650 bps), 7.796%, 1–23–22	19,403	19,573
TIBCO Software, Inc. (ICE LIBOR plus 450 bps), 5.730%, 12–4–20	21,126	21,205

		40,778

Data Processing & Outsourced Services – 0.1%
Colorado Buyer, Inc. (ICE LIBOR plus 300 bps), 8.420%, 5–1–25	4,407	4,432

Internet Software & Services – 1.1%
Ancestry.com LLC (ICE LIBOR plus 825 bps), 9.460%, 10–19–24	7,724	7,885
TravelCLICK, Inc. & TCH-2 Holdings LLC (ICE LIBOR plus 400 bps), 5.226%, 5–12–21 (D)	20,696	20,773
TravelCLICK, Inc. & TCH-2 Holdings LLC (ICE LIBOR plus 775 bps), 8.976%, 11–12–21 (D)	23,427	23,426

		52,084

IT Consulting & Other Services – 0.1%
Triple Point Group Holdings, Inc. (ICE LIBOR plus 425 bps), 5.546%, 7–13–20	3,542	3,314

Total Information Technology – 2.2%		100,608
Materials
Diversified Metals & Mining – 0.3%
EP Minerals LLC (ICE LIBOR plus 750 bps), 8.702%, 8–20–21 (D)	12,375	12,004

Paper Packaging – 1.0%
FPC Holdings, Inc. (ICE LIBOR plus 800 bps), 9.296%, 5–27–20	32,140	29,569
Ranpak (Rack Merger) (ICE LIBOR plus 725 bps), 8.422%, 10–1–22 (D)	14,222	14,150

		43,719

Total Materials – 1.3%		55,723

TOTAL LOANS – 20.6%		$925,770
(Cost: $1,044,318)

SHORT-TERM SECURITIES
Commercial Paper (N) – 5.8%
Bemis Co., Inc.:
1.351%, 7–6–17	8,750	8,748
1.351%, 7–7–17	14,000	13,996
1.430%, 7–10–17	7,250	7,247
1.440%, 7–13–17	6,750	6,747
Clorox Co. (The), 1.480%, 7–26–17	14,000	13,985
CVS Health Corp.:
1.330%, 7–5–17	7,000	6,999
1.450%, 7–14–17	12,000	11,993
Ecolab, Inc., 1.341%, 7–6–17	7,000	6,998
General Mills, Inc., 1.351%, 7–7–17	7,500	7,498
Hewlett Packard Enterprise Corp., 1.120%, 7–27–17	75,000	74,937
J.M. Smucker Co. (The), 1.310%, 7–5–17	10,000	9,998
Kroger Co. (The):
1.300%, 7–3–17	2,000	2,000
1.340%, 7–5–17	8,000	7,998
Mattel, Inc.:
1.300%, 7–5–17	10,000	9,998
1.341%, 7–6–17	15,000	14,997
1.430%, 7–10–17	7,000	6,997
McCormick & Co., Inc., 1.410%, 7–13–17	5,000	4,997
Mondelez International, Inc., 1.330%, 7–3–17	4,238	4,238
River Fuel Co. #2, Inc. (GTD by Bank of Nova Scotia), 1.200%, 7–14–17	10,000	9,995
Sysco Corp., 1.330%, 7–3–17	270	270
Virginia Electric and Power Co.:
1.310%, 7–6–17	7,000	6,998
1.410%, 7–11–17	10,000	9,996
1.410%, 7–14–17	15,000	14,992

		262,622

Master Note – 0.2%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.440%, 7–5–17 (O)	7,584	7,584

TOTAL SHORT-TERM SECURITIES – 6.0%		$270,206
(Cost: $270,199)

TOTAL INVESTMENT SECURITIES – 98.9%		$4,452,711
(Cost: $4,672,939)

CASH AND OTHER ASSETS, NET OF LIABILITIES (P) – 1.1%		50,162

NET ASSETS – 100.0%		$4,502,873

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Restricted securities. At June 30, 2017, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Larchmont Resources LLC	12-8-16	15	$4,978	$5,273
Maritime Finance Co. Ltd.	9-19-13	1,750	30,172	16,748
New Cotai Participation Corp., Class B	4-12-13	—	649	554
Pinnacle Agriculture Enterprises LLC	3-21-17	37,029	16,830	28,660
Sabine Oil & Gas Corp.	12-7-16	4	184	170
Sabine Oil & Gas Corp., expires 12-29-29	12-7-16	15	115	105
			$52,928	$51,510

The total value of these securities represented 1.1% of net assets at June 30, 2017.

(D)	Securities whose value was determined using significant unobservable inputs.

(E)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(F)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(G)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017 the total value of these securities amounted to $2,274,641 or 50.5% of net assets.

(H)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR – Euro).

(I)	Zero coupon bond.

(J)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.

(K)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at June 30, 2017.

(L)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Description of the reference rate and spread, if applicable, are included in the security description.

(M)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(N)	Rate shown is the yield to maturity at June 30, 2017.

(O)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(P)	Cash of $4,960 is held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

The following forward foreign currency contracts were outstanding at June 30, 2017:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Canadian Dollar	23,421	U.S. Dollar	17,622	7-24-17	Morgan Stanley International	$—	$446
Euro	16,936	U.S. Dollar	18,903	7-24-17	Morgan Stanley International	—	461
						$—	$907

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$10,479	$—	$554
Energy	9,177	5,443	—
Financials	—	—	16,748
Total Common Stocks	$19,656	$5,443	$17,302
Preferred Stocks	5,758	28,660	—
Warrants	—	248	—	*
Corporate Debt Securities	—	3,179,668	—	*
Loans	—	734,071	191,699
Short-Term Securities	—	270,206	—
Total	$25,414	$4,218,296	$209,001
Liabilities
Forward Foreign Currency Contracts	$—	$907	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Preferred Stocks	Warrants		Corporate Debt		Loans
Beginning Balance 4-1-17	$18,574	$16,830	$—	*	$—	*	$259,431
Net realized gain (loss)	—	—	—		—		2,227
Net change in unrealized appreciation (depreciation)	(1,272)	—	—		—		(6,826)
Purchases	—	—	—		—		307
Sales	—	—	—		—		(139,022)
Amortization/Accretion of premium/discount	—	—	—		—		339
Transfers into Level 3 during the period	—	—	—		—		126,821
Transfers out of Level 3 during the period	—	(16,830)	—		—		(51,578)
Ending Balance 6-30-17	$17,302	$—	$—	*	$—	*	$191,699
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-17	$(1,273)	$—	$—		$—		$1,366

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period. During the period ended June 30, 2017, there were no transfers between Levels 1 and 2.

Information about Level 3 fair value measurements:

	Fair Value at 6-30-17		Valuation Technique(s)	Unobservable Input(s)
Assets
Common Stocks	$554		Broker	Broker quotes
	16,748		Third-party vendor pricing service	Broker quotes
Warrants	—	*	Third-party vendor pricing service	Broker quotes
Corporate Debt	—	*	Third-party vendor pricing service	Broker quotes
Loans	191,699		Third-party vendor pricing service	Broker quotes

The following acronyms are used throughout this schedule:

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

PIK = Payment in Kind

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$4,672,939

Gross unrealized appreciation	171,591
Gross unrealized depreciation	(391,819)

Net unrealized depreciation	$(220,228)

SCHEDULE OF INVESTMENTS Ivy International Core Equity Fund (in thousands)	JUNE 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia
Energy – 1.2%
Oil Search Ltd.	13,524	$70,892

Financials – 1.2%
Westpac Banking Corp.	3,220	75,515

Total Australia – 2.4%		$146,407
Brazil
Information Technology – 1.1%
MercadoLibre, Inc.	262	65,737

Total Brazil – 1.1%		$65,737
Canada
Consumer Discretionary – 1.4%
Magna International, Inc.	1,790	82,928

Energy – 2.3%
Seven Generations Energy Ltd., Class A (A)	3,915	67,047
Suncor Energy, Inc.	2,645	77,290

		144,337

Total Canada – 3.7%		$227,265
China
Consumer Discretionary – 1.3%
JD.com, Inc. ADR (A)	1,979	77,613

Consumer Staples – 1.1%
Wuliangye Yibin Co. Ltd., A Shares	8,582	70,457

Industrials – 1.0%
China Communications Construction Co. Ltd., H Shares	29,727	38,304
China Railway Construction Corp. Ltd., A Shares	6,735	11,950
China Railway Construction Corp. Ltd., H Shares	6,790	8,853

		59,107

Information Technology – 1.6%
Alibaba Group Holding Ltd. ADR (A)	699	98,447

Total China – 5.0%		$305,624
France
Consumer Discretionary – 1.1%
Publicis Groupe S.A.	932	69,507

Consumer Staples – 2.0%
Danone S.A.	1,630	122,509

Energy – 2.2%
Total S.A.	2,697	133,310

Financials – 1.4%
Axa S.A.	3,255	89,044

Industrials – 3.0%
Airbus SE	1,053	86,620
Vinci	1,173	100,153

		186,773

Materials – 1.6%
L Air Liquide S.A.	775	95,813

Telecommunication Services – 1.9%
Orange S.A.	7,260	115,171

Total France – 13.2%		$812,127
Germany
Consumer Discretionary – 3.7%
Bayerische Motoren Werke AG	924	85,769
Continental AG	344	74,239
ProSiebenSat. 1 Media SE	1,589	66,512

		226,520

Financials – 1.5%
Deutsche Boerse AG	861	90,834

Health Care – 3.7%
Bayer AG	1,017	131,461
Fresenius Medical Care AG & Co. KGaA	1,031	99,105

		230,566

Industrials – 1.0%
Siemens AG	457	62,791

Information Technology – 1.0%
SAP AG	575	60,095

Materials – 1.1%
HeidelbergCement AG	715	69,157

Total Germany – 12.0%		$739,963
Hong Kong
Financials – 1.8%
AIA Group Ltd.	15,434	112,775

Industrials – 1.3%
Cheung Kong (Holdings) Ltd.	6,195	77,757

Total Hong Kong – 3.1%		$190,532
India
Financials – 1.1%
Axis Bank Ltd.	8,821	70,602

Total India – 1.1%		$70,602
Ireland
Health Care – 1.5%
Shire Pharmaceuticals Group plc ADR	567	93,674

Materials – 1.7%
CRH plc	2,466	87,808
James Hardie Industries plc, Class C	850	13,395

		101,203

Total Ireland – 3.2%		$194,877
Israel
Health Care – 1.7%
Teva Pharmaceutical Industries Ltd. ADR	3,077	102,215

Total Israel – 1.7%		$102,215
Japan
Consumer Discretionary – 5.2%
Bridgestone Corp.	2,177	93,667
Fuji Heavy Industries Ltd.	2,325	78,255
Isuzu Motors Ltd.	9,629	118,659
Nissin Kogyo Co. Ltd.	1,831	29,042

		319,623

Energy – 1.3%
Inpex Corp.	8,496	81,652

Financials – 1.4%
Kabushiki Kaisha Mitsubishi Tokyo Financial Group	10,991	73,761
Tokio Marine Holdings, Inc.	341	14,118

		87,879

Industrials – 4.4%
Komatsu Ltd.	2,712	68,828
Mitsubishi Electric Corp.	4,579	65,775
Seibu Holdings, Inc.	3,710	68,504
SMC Corp.	221	67,222

		270,329

Information Technology – 1.2%
Yahoo Japan Corp.	16,916	73,546

Telecommunication Services – 3.5%
Nippon Telegraph and Telephone Corp.	2,372	111,983
SoftBank Group Corp.	1,284	103,867

		215,850

Total Japan – 17.0%		$1,048,879
Luxembourg
Energy – 0.9%
Tenaris S.A.	1,962	30,592
Tenaris S.A. ADR	808	25,158

		55,750

Total Luxembourg – 0.9%		$55,750
Netherlands
Consumer Staples – 1.6%
Koninklijke Ahold Delhaize N.V.	5,302	101,378

Energy – 0.7%
Royal Dutch Petroleum Co., New York Shares	841	44,749

Financials – 1.5%
ING Groep N.V., Certicaaten Van Aandelen	5,302	91,439

Total Netherlands – 3.8%		$237,566
Norway
Financials – 1.3%
DNB ASA	4,892	83,201

Total Norway – 1.3%		$83,201
South Africa
Consumer Discretionary – 1.1%
Naspers Ltd., Class N	337	65,636

Total South Africa – 1.1%		$65,636
South Korea
Information Technology – 1.1%
Samsung Electronics Co. Ltd.	33	69,096

Total South Korea – 1.1%		$69,096
Spain
Industrials – 1.5%
ACS Actividades de Construccion y Servicios S.A.	2,377	91,835

Total Spain – 1.5%		$91,835

Switzerland
Consumer Staples – 2.1%
Nestle S.A., Registered Shares	1,491	129,748

Financials – 1.5%
UBS Group AG	5,534	93,731

Health Care – 1.1%
Roche Holdings AG, Genusscheine	263	66,927

Industrials – 2.8%
Adecco S.A.	1,215	92,359
Wolseley plc	1,338	82,127

		174,486

Total Switzerland – 7.5%		$464,892
United Kingdom
Consumer Discretionary – 0.6%
Whitbread plc	672	34,711

Consumer Staples – 5.1%
British American Tobacco plc	1,230	83,825
Imperial Tobacco Group plc	1,857	83,409
Reckitt Benckiser Group plc	801	81,228
Unilever plc	1,253	67,801

		316,263

Energy – 1.3%
Royal Dutch Shell plc, Class A	2,923	77,561

Financials – 3.1%
Prudential plc	4,335	99,434
Standard Chartered plc	8,816	89,104

		188,538

Health Care – 1.8%
Shire plc	805	44,418
Smith & Nephew plc	3,892	67,172

		111,590

Industrials – 2.5%
Babcock International Group plc	6,028	69,127
BAE Systems plc	10,431	86,067

		155,194

Materials – 1.9%
Rio Tinto plc	2,056	86,807
Rio Tinto plc ADR	745	31,538

		118,345

Total United Kingdom – 16.3%		$1,002,202

TOTAL COMMON STOCKS – 97.0%		$5,974,406
(Cost: $5,377,317)

RIGHTS
Spain – 0.0%
ACS Actividades de Construccion y Servicios S.A.	2,377	1,901

TOTAL RIGHTS – 0.0%		$1,901
(Cost: $2,026)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 1.2%
Comcast Corp.:
1.330%, 7–6–17	$5,000	4,999
1.440%, 7–12–17	16,000	15,992

Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.) 1.330%, 7–5–17	6,000	5,999
J.M. Smucker Co. (The):
1.310%, 7–5–17	5,000	4,999
1.440%, 7–12–17	8,000	7,996
McCormick & Co., Inc. 1.410%, 7–13–17	5,000	4,997
McDonalds Corp. 1.460%, 7–27–17	5,000	4,994
Medtronic Global Holdings SCA:
1.221%, 7–7–17	5,000	4,999
1.410%, 7–18–17	6,125	6,121
Virginia Electric and Power Co. 1.310%, 7–6–17	8,000	7,998

		69,094

Master Note – 0.0%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps) 1.440%, 7–5–17 (C)	2,599	2,599

Municipal Obligations – 1.1%
CA GO Bonds, Ser 2004B6 (GTD by U.S. Bank N.A.) (BVAL plus 7 bps) 0.840%, 7–7–17 (C)	15,725	15,725
Minneapolis, MN, Hsng Dev, Rfdg Rev Bonds (One Ten Grant Proj), Ser 1989 (GTD by FNMA) (BVAL plus 8bps) 0.900%, 7–7–17 (C)	6,000	6,000
MN Office of Higher Edu, Adj Rate Supplemental Student Loan Prog Rev Bonds, Ser 2008B (Tax-Exempt), (GTD by U.S. Bank N.A.) (BVAL plus 12 bps) 0.940%, 7–7–17 (C)	3,250	3,250
NY State Hsng Fin Agy, Related 42nd and 10th Hsng Rev Bonds, Ser 2008A (GTD by FHLMC) (BVAL plus 14 bps) 0.880%, 7–7–17 (C)	12,850	12,850
NY State Hsng Fin Agy, Riverside Ctr 2 Hsng Rev Bonds, Ser 2013A-1 (GTD by Bank of America N.A.) (BVAL plus 18 bps) 0.930%, 7–7–17 (C)	24,850	24,850
SC Pub Svc Auth, Rev Notes, Ser 2017DD (GTD by Bank of America N.A.) 1.310%, 7–19–17	5,000	5,000

		67,675

TOTAL SHORT-TERM SECURITIES – 2.3%		$139,368
(Cost: $139,374)

TOTAL INVESTMENT SECURITIES – 99.3%		$6,115,675
(Cost: $5,518,717)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.7%		42,360

NET ASSETS – 100.0%		$6,158,035

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at June 30, 2017.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following forward foreign currency contracts were outstanding at June 30, 2017:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
U.S. Dollar	233,083	Australian Dollar	308,830	7-24-17	Deutsche Bank AG	$4,218	$—

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$5,974,406	$—	$—
Rights	1,901	—	—
Short-Term Securities	—	139,368	—
Total	$5,976,307	$139,368	$—
Forward Foreign Currency Contracts	$—	$4,218	$—

During the period ended June 30, 2017, there were no transfers between any levels.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

BVAL = Bloomberg Valuation Municipal AAA Benchmark

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at June 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$5,518,717

Gross unrealized appreciation	688,429
Gross unrealized depreciation	(91,471)

Net unrealized appreciation	$596,958

SCHEDULE OF INVESTMENTS Ivy Large Cap Growth Fund (in thousands)	JUNE 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Automobile Manufacturers – 1.4%
Ferrari N.V.	286	$24,635

Automotive Retail – 0.7%
O’Reilly Automotive, Inc. (A)	60	13,146

Cable & Satellite – 2.1%
Comcast Corp., Class A	966	37,589

Home Improvement Retail – 4.2%
Home Depot, Inc. (The)	480	73,709

Internet & Direct Marketing Retail – 6.9%
Amazon.com, Inc. (A)	76	73,479
priceline.com, Inc. (A)	26	48,446

		121,925

Restaurants – 0.4%
Starbucks Corp.	119	6,962

Specialty Stores – 0.5%
Ulta Beauty, Inc. (A)	29	8,448

Total Consumer Discretionary – 16.2%		286,414
Consumer Staples
Hypermarkets & Super Centers – 1.0%
Costco Wholesale Corp.	111	17,753

Tobacco – 4.1%
Philip Morris International, Inc.	622	72,995

Total Consumer Staples – 5.1%		90,748
Energy
Oil & Gas Equipment & Services – 1.4%
Halliburton Co.	567	24,228

Total Energy – 1.4%		24,228
Financials
Financial Exchanges & Data – 4.8%
CME Group, Inc.	428	53,615
S&P Global, Inc.	216	31,521

		85,136

Investment Banking & Brokerage – 2.1%
Charles Schwab Corp. (The)	869	37,332

Total Financials – 6.9%		122,468
Health Care
Biotechnology – 7.3%
Alexion Pharmaceuticals, Inc. (A)	67	8,152
Celgene Corp. (A)	512	66,479
Shire Pharmaceuticals Group plc ADR	156	25,831
Vertex Pharmaceuticals, Inc. (A)	215	27,681

		128,143

Health Care Equipment – 5.7%
Danaher Corp.	320	27,005
DexCom, Inc. (A)	266	19,465
Edwards Lifesciences Corp. (A)	228	26,953
Intuitive Surgical, Inc. (A)	29	26,658

		100,081

Pharmaceuticals – 2.1%
Allergan plc	113	27,438
Bristol-Myers Squibb Co.	182	10,113

		37,551

Total Health Care – 15.1%		265,775
Industrials
Aerospace & Defense – 4.4%
Lockheed Martin Corp.	184	51,164
Northrop Grumman Corp.	104	26,646

		77,810

Construction Machinery & Heavy Trucks – 0.8%
Caterpillar, Inc.	129	13,862

Electrical Components & Equipment – 0.5%
Rockwell Automation, Inc.	56	9,102

Industrial Machinery – 1.8%
Nordson Corp.	71	8,577
Parker Hannifin Corp.	64	10,181
Stanley Black & Decker, Inc.	92	13,003

		31,761

Railroads – 1.7%
Union Pacific Corp.	270	29,439

Total Industrials – 9.2%		161,974
Information Technology
Application Software – 6.4%
Adobe Systems, Inc. (A)	397	56,166
salesforce.com, Inc. (A)	656	56,844

		113,010

Data Processing & Outsourced Services – 11.3%
FleetCor Technologies, Inc. (A)	83	11,984
MasterCard, Inc., Class A	647	78,578
PayPal, Inc. (A)	755	40,505
Visa, Inc., Class A	723	67,821

		198,888

Home Entertainment Software – 2.6%
Electronic Arts, Inc. (A)	431	45,523

Internet Software & Services – 9.8%
Alphabet, Inc., Class A (A)	66	61,731
Alphabet, Inc., Class C (A)	45	41,304
Facebook, Inc., Class A (A)	468	70,613

		173,648

Semiconductor Equipment – 4.7%
Applied Materials, Inc.	445	18,387
Lam Research Corp.	459	64,962

		83,349

Semiconductors – 3.0%
Microchip Technology, Inc.	693	53,498

Systems Software – 4.4%
Microsoft Corp.	1,132	78,001

Technology Hardware, Storage & Peripherals – 3.6%
Apple, Inc.	441	63,539

Total Information Technology – 45.8%		809,456

TOTAL COMMON STOCKS – 99.7%		$1,761,063
(Cost: $1,184,991)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 0.1%
Kroger Co. (The), 1.300%, 7–3–17	$1,995	1,995

Master Note – 0.2%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.440%, 7–5–17 (C)	3,119	3,119

Municipal Obligations – 0.1%
NY Hsng Fin Agy, Hsng Rev Bonds, Ser 2016A (GTD by JPMorgan Chase Bank N.A.) (BVAL plus 18 bps), 0.940%, 7–7–17 (C)	1,000	1,000

TOTAL SHORT-TERM SECURITIES – 0.4%		$6,114
(Cost: $6,114)

TOTAL INVESTMENT SECURITIES – 100.1%		$1,767,177
(Cost: $1,191,105)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(1,084)

NET ASSETS – 100.0%		$1,766,093

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at June 30, 2017.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2017:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,761,063	$—	$—
Short-Term Securities	—	6,114	—
Total	$1,761,063	$6,114	$—

During the period ended June 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

BVAL = Bloomberg Valuation Municipal AAA Benchmark

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at June 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,191,105

Gross unrealized appreciation	588,527
Gross unrealized depreciation	(12,455)

Net unrealized appreciation	$576,072

SCHEDULE OF INVESTMENTS Ivy LaSalle Global Real Estate Fund (in thousands)	JUNE 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares		Value

Australia
Real Estate – 5.0%
GPT Group	178		$656
Mirvac Group	364		596
National Storage REIT	47		54
Scentre Group	401		1,249
Westfield Corp.	220		1,360

			3,915

Total Australia – 5.0%			$3,915
Belgium
Real Estate – 0.3%
Warehouses De Pauw Comm VA	2		217

Total Belgium – 0.3%			$217
Canada
Real Estate – 1.3%
Allied Properties	5		163
Canadian Apartment Properties REIT	4		110
Canadian REIT	6		217
First Capital Realty, Inc.	17		257
H&R Real Estate Investment Trust	8		139
RioCan	7		138

			1,024

Total Canada – 1.3%			$1,024
France
Real Estate – 3.7%
Fonciere des Regions S.A.	1		48
Gecina	4		616
Unibail-Rodamco	9		2,277

			2,941

Total France – 3.7%			$2,941
Germany
Real Estate – 3.8%
Ado Properties S.A.	6		243
alstria office AG	44		594
Deutsche EuroShop AG	7		274
LEG Immobilien AG	6		587
Vonovia SE	33		1,324

			3,022

Total Germany – 3.8%			$3,022
Hong Kong
Real Estate – 7.3%
Hongkong Land Holdings Ltd.	168		1,237
Sun Hung Kai Properties Ltd.	222		3,261
Swire Properties Ltd.	374		1,232

			5,730

Total Hong Kong – 7.3%			$5,730
Ireland
Real Estate – 0.1%
Hibernia REIT plc	17		27
Irish Residential Properties REIT plc	44		69

			96

Total Ireland – 0.1%			$96
Japan
Real Estate – 12.1%
Daiwa Office Investment Corp.	—	*	413
Global One Corp.	—	*	164
Heiwa Real Estate Co. Ltd.	70		1,125
Ichigo Hotel Investment Corp.	—	*	218
Kenedix Office Investment Corp.	—	*	432
Mitsubishi Estate Co. Ltd.	145		2,699
Mitsui Fudosan Co. Ltd.	124		2,955
Sumitomo Realty & Development Co. Ltd.	33		1,017
Tokyu, Inc.	—	*	525

			9,548

Total Japan – 12.1%			$9,548
Netherlands
Real Estate – 0.5%
NSI N.V.	6		205
Vastned Retail N.V.	5		226

			431

Total Netherlands – 0.5%			$431

Norway
Real Estate – 0.4%
Entra ASA	26	327

Total Norway – 0.4%		$327
Singapore
Real Estate – 0.8%
CapitaCommercial Trust	184	221
CapitaLand Ltd.	172	438

		659

Total Singapore – 0.8%		$659
Spain
Real Estate – 1.2%
Axiare Patrimonio SOCIMI S.A.	10	170
Lar Espana Real Estate Socimi S.A.	20	181
Merlin Properties Socimi S.A.	50	626

		977

Total Spain – 1.2%		$977
Sweden
Real Estate – 0.6%
Fabege AB	7	141
Kungsleden AB	56	342

		483

Total Sweden – 0.6%		$483
Switzerland
Real Estate – 0.6%
PSP Swiss Property Ltd., Registered Shares	5	469

Total Switzerland – 0.6%		$469
United Kingdom
Real Estate – 7.1%
Assura plc	263	218
Big Yellow Group plc	44	451
Derwent London plc	37	1,281
Great Portland Estates plc	53	411
Hammerson plc	23	176
Intu Properties plc	68	237
Land Securities Group plc	155	2,049
LondonMetric Property plc	80	175
Shaftesbury plc	33	424
Tritax Big Box REIT plc	76	145

		5,567

Total United Kingdom – 7.1%		$5,567
United States
Real Estate – 54.5%
American Campus Communities, Inc.	27	1,277
American Tower Corp., Class A	9	1,205
AvalonBay Communities, Inc.	13	2,567
Boston Properties, Inc.	18	2,177
Brixmor Property Group, Inc.	52	930
Camden Property Trust	20	1,745
Crown Castle International Corp.	9	949
CubeSmart	57	1,367
Duke Realty Corp.	34	949
DuPont Fabros Technology, Inc.	10	582
Equinix, Inc.	2	816
Equity Residential	54	3,563
Federal Realty Investment Trust	7	942
GGP, Inc.	61	1,428
LaSalle Hotel Properties	34	1,023
Life Storage, Inc.	10	709
Paramount Group, Inc.	43	686
Park Hotels & Resorts, Inc.	29	788
ProLogis, Inc.	16	913
Public Storage, Inc.	8	1,616
Regency Centers Corp.	14	871
RLJ Lodging Trust	39	772
Simon Property Group, Inc.	31	4,975
SL Green Realty Corp.	13	1,409
Spirit Realty Capital, Inc.	123	908
Taubman Centers, Inc.	11	647
Ventas, Inc.	18	1,252
VEREIT, Inc.	91	741
Vornado Realty Trust	25	2,332
Welltower, Inc.	38	2,875

		43,014

Total United States – 54.5%		$43,014

TOTAL COMMON STOCKS – 99.3%		$78,420
(Cost: $75,838)

TOTAL INVESTMENT SECURITIES – 99.3%		$78,420
(Cost: $75,838)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.7%		552

NET ASSETS – 100.0%		$78,972

Notes to Schedule of Investments

*	Not shown due to rounding.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$78,420	$—	$—
Total	$78,420	$—	$—

During the period ended June 30, 2017, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$75,838

Gross unrealized appreciation	3,965
Gross unrealized depreciation	(1,382)

Net unrealized appreciation	$2,583

SCHEDULE OF INVESTMENTS Ivy LaSalle Global Risk-Managed Real Estate Fund (in thousands)	JUNE 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares		Value

Australia
Real Estate – 6.3%
GPT Group	503		$1,852
National Storage REIT	68		79
Scentre Group	857		2,666
Westfield Corp.	363		2,239

			6,836

Total Australia – 6.3%			$6,836
Canada
Real Estate – 1.3%
Allied Properties	9		259
Canadian Apartment Properties REIT	7		193
Canadian REIT	13		443
RioCan	19		357
SmartREIT	7		171

			1,423

Total Canada – 1.3%			$1,423
France
Real Estate – 4.1%
Gecina	8		1,218
Unibail-Rodamco	13		3,249

			4,467

Total France – 4.1%			$4,467
Germany
Real Estate – 3.8%
Ado Properties S.A.	11		465
alstria office AG	53		721
Deutsche EuroShop AG	16		627
Deutsche Wohnen AG	9		350
LEG Immobilien AG	20		1,896

			4,059

Total Germany – 3.8%			$4,059
Hong Kong
Real Estate – 7.8%
Hongkong Land Holdings Ltd.	491		3,610
Link (The)	178		1,350
Swire Properties Ltd.	1,055		3,478

			8,438

Total Hong Kong – 7.8%			$8,438
Ireland
Real Estate – 0.3%
Hibernia REIT plc	39		61
Irish Residential Properties REIT plc	154		239

			300

Total Ireland – 0.3%			$300
Japan
Real Estate – 8.9%
Aeon REIT Investment Corp.	—	*	204
Daiwa Office Investment Corp.	—	*	1,396
Hulic, Inc.	1		972
Japan Retail Fund Investment Corp.	—	*	625
Kenedix Office Investment Corp.	—	*	2,097
Kenedix Retail Corp.	—	*	376
Nippon Building Fund, Inc.	—	*	536
ORIX JREIT, Inc.	2		2,348
Sekisui House REIT, Inc.	—	*	253
Tokyu, Inc.	1		840

			9,647

Total Japan – 8.9%			$9,647
Netherlands
Real Estate – 1.0%
NSI N.V.	8		294
Vastned Retail N.V.	18		748

			1,042

Total Netherlands – 1.0%			$1,042
Singapore
Real Estate – 1.1%
CapitaCommercial Trust	346		418
CapitaMall Trust	274		393
Mapletree Commercial Trust	284		329

			1,140

Total Singapore – 1.1%			$1,140

Spain
Real Estate – 0.9%
Axiare Patrimonio SOCIMI S.A.	29	503
Lar Espana Real Estate Socimi S.A.	46	427

		930

Total Spain – 0.9%		$930
Sweden
Real Estate – 0.7%
Hufvudstaden AB	45	754

Total Sweden – 0.7%		$754
Switzerland
Real Estate – 0.7%
PSP Swiss Property Ltd., Registered Shares	8	765

Total Switzerland – 0.7%		$765
United Kingdom
Real Estate – 6.9%
Assura plc	364	303
Big Yellow Group plc	68	704
Derwent London plc	57	1,962
Hammerson plc	32	242
Land Securities Group plc	232	3,067
LondonMetric Property plc	107	233
Shaftesbury plc	64	814
Tritax Big Box REIT plc	94	179

		7,504

Total United Kingdom – 6.9%		$7,504
United States
Real Estate – 55.0%
American Campus Communities, Inc.	38	1,784
AvalonBay Communities, Inc.	20	3,765
Boston Properties, Inc.	33	4,080
Brixmor Property Group, Inc.	81	1,453
Camden Property Trust	29	2,502
Corporate Office Properties Trust	29	1,031
CubeSmart	79	1,895
Duke Realty Corp.	47	1,326
Equity Residential	84	5,537
Federal Realty Investment Trust	17	2,140
GGP, Inc.	93	2,194
Hudson Pacific Properties, Inc.	26	904
Life Storage, Inc.	14	1,043
National Retail Properties, Inc.	23	899
Paramount Group, Inc.	96	1,539
ProLogis, Inc.	33	1,911
Public Storage, Inc.	18	3,717
Regency Centers Corp.	28	1,743
Simon Property Group, Inc.	45	7,295
Spirit Realty Capital, Inc.	159	1,177
Taubman Centers, Inc.	24	1,438
Ventas, Inc.	38	2,662
Vornado Realty Trust	35	3,256
Welltower, Inc.	56	4,202

		59,493

Total United States – 55.0%		$59,493

TOTAL COMMON STOCKS – 98.8%		$106,798
(Cost: $102,250)

SHORT-TERM SECURITIES	Principal
Master Note – 0.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps) 1.440%, 7-5-17 (A)	$107	107

TOTAL SHORT-TERM SECURITIES – 0.1%		$107
(Cost: $107)

TOTAL INVESTMENT SECURITIES – 98.9%		$106,905
(Cost: $102,357)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.1%		1,186

NET ASSETS – 100.0%		$108,091

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$106,798	$—	$—
Short-Term Securities	—	107	—
Total	$106,798	$107	$—

During the period ended June 30, 2017, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$102,357

Gross unrealized appreciation	8,093
Gross unrealized depreciation	(3,546)

Net unrealized appreciation	$4,548

SCHEDULE OF INVESTMENTS Ivy Limited-Term Bond Fund (in thousands)	JUNE 30, 2017 (UNAUDITED)

ASSET-BACKED SECURITIES	Principal	Value
American Airlines Class AA Pass Through Certificates, Series 2016-2, 3.200%, 6–15–28	$4,870	4,827
SBA Tower Trust, Series 2013-1C (GTD by SBA Guarantor LLC and SBA Holdings LLC), 2.240%, 4–16–18 (A)	8,035	8,031
SBA Tower Trust, Series 2016-1 (GTD by SBA Guarantor LLC and SBA Holdings LLC), 2.877%, 7–15–21 (A)	5,500	5,489

TOTAL ASSET-BACKED SECURITIES – 1.2%		$18,347
(Cost: $18,418)

CORPORATE DEBT SECURITIES	Principal	Value
Consumer Discretionary
Automobile Manufacturers – 0.9%
General Motors Co., 4.875%, 10–2–23	$8,500	9,108
Toyota Motor Credit Corp., 2.000%, 10–24–18	5,125	5,153

		14,261

Cable & Satellite – 0.6%
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal), 1.625%, 1–15–22	3,950	3,840
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc., 5.875%, 10–1–19	1,000	1,083
Time Warner Co., Inc. (GTD by Time Warner, Inc.), 7.250%, 10–15–17	4,000	4,062

		8,985

General Merchandise Stores – 1.1%
Dollar General Corp., 1.875%, 4–15–18	3,000	3,002
Family Dollar Stores, Inc., 5.000%, 2–1–21	12,859	13,759

		16,761

Internet & Direct Marketing Retail – 0.5%
Amazon.com, Inc., 1.200%, 11–29–17	8,000	7,997

Total Consumer Discretionary – 3.1%		48,004
Consumer Staples
Brewers – 0.2%
Molson Coors Brewing Co., 2.250%, 3–15–20 (A)	2,750	2,750

Distillers & Vintners – 0.8%
Beam, Inc., 1.750%, 6–15–18	10,000	9,991
Constellation Brands, Inc., 2.700%, 5–9–22	2,400	2,397

		12,388

Drug Retail – 1.1%
CVS Health Corp.:
2.250%, 12–5–18	11,000	11,068
2.125%, 6–1–21	6,050	5,976

		17,044

Food Retail – 0.3%
Kroger Co. (The), 1.500%, 9–30–19	5,250	5,172

Packaged Foods & Meats – 0.5%
Smithfield Foods, Inc., 2.700%, 1–31–20 (A)	8,000	8,042

Soft Drinks – 0.2%
PepsiCo, Inc., 3.100%, 7–17–22	2,082	2,157

Total Consumer Staples – 3.1%		47,553

Energy
Integrated Oil & Gas – 0.2%
Statoil ASA (GTD by Statoil Petroleum AS), 1.950%, 11–8–18	3,500	3,512

Oil & Gas Equipment & Services – 1.1%
Enterprise Products Operating LLC (GTD by Enterprise Products Partners L.P.), 6.500%, 1–31–19	8,250	8,800
Schlumberger Investment S.A. (GTD by Schlumberger Ltd.), 1.250%, 8–1–17 (A)	5,000	4,999
Schlumberger Norge A.S. (GTD by Schlumberger Ltd.), 1.250%, 8–1–17 (A)	2,435	2,435

		16,234

Oil & Gas Exploration & Production – 1.9%
Aker BP ASA, 6.000%, 7–1–22 (A)	2,360	2,431
BP Capital Markets plc (GTD by BP plc), 1.674%, 2–13–18	13,500	13,508
EQT Corp., 8.125%, 6–1–19	11,520	12,712

		28,651

Oil & Gas Storage & Transportation – 3.0%
Enbridge, Inc., 2.900%, 7–15–22	1,500	1,497
EnLink Midstream Partners L.P., 4.850%, 7–15–26	4,000	4,162
Kinder Morgan Energy Partners L.P.:
3.500%, 3–1–21	6,000	6,143
3.450%, 2–15–23	6,590	6,629
NGPL PipeCo LLC, 7.119%, 12–15–17 (A)	12,000	12,225
Plains All American Pipeline L.P. and PAA Finance Corp., 3.850%, 10–15–23	8,200	8,253
Spectra Energy Partners L.P., 2.950%, 9–25–18	2,000	2,023
Sunoco Logistics Partners Operations L.P. (GTD by Sunoco Logistics Partners L.P.), 4.400%, 4–1–21	5,700	5,989

		46,921

Total Energy – 6.2%		95,318
Financials
Asset Management & Custody Banks – 1.1%
Ares Capital Corp., 3.875%, 1–15–20	16,515	16,838

Consumer Finance – 7.0%
Ally Financial, Inc., 4.125%, 3–30–20	12,550	12,895
American Express Co., 7.000%, 3–19–18	10,000	10,372
American Honda Finance Corp., 7.625%, 10–1–18 (A)	5,000	5,366
Capital One Financial Corp., 6.750%, 9–15–17	9,000	9,091
Discover Financial Services, 3.950%, 11–6–24	8,650	8,785
Ford Motor Credit Co. LLC:
5.000%, 5–15–18	10,000	10,256
2.681%, 1–9–20	3,700	3,725
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
2.400%, 5–9–19	5,115	5,129
3.500%, 7–10–19	4,500	4,605
3.200%, 7–6–21	6,500	6,572
Hyundai Capital America, 2.875%, 8–9–18 (A)	5,525	5,570
Synchrony Financial, 2.600%, 1–15–19	15,770	15,855
Synchrony Financial (3-Month U.S. LIBOR plus 140 bps), 2.580%, 11–9–17 (B)	9,850	9,881

		108,102

Diversified Banks – 7.5%
ABN AMRO Bank N.V., 2.100%, 1–18–19 (A)	8,000	8,013
Bank of America Corp.:
2.625%, 4–19–21	3,500	3,515
3.124%, 1–20–23	12,000	12,130
4.100%, 7–24–23	6,850	7,251
Bank of New York Mellon Corp. (The), 2.300%, 9–11–19	12,750	12,876
BB&T Corp., 2.050%, 5–10–21	6,500	6,449
Branch Banking and Trust Co., 1.450%, 5–10–19	10,875	10,791
Mitsubishi UFJ Financial Group, Inc., 2.998%, 2–22–22	2,000	2,029

Mizuho Financial Group, Inc., 2.273%, 9–13–21	9,400	9,249
Northern Trust Corp., 2.375%, 8–2–22	18,875	18,845
Wachovia Corp., 5.750%, 2–1–18	13,500	13,816
Wells Fargo & Co.:
3.069%, 1–24–23	6,500	6,586
3.000%, 2–19–25	4,500	4,431

		115,981

Investment Banking & Brokerage – 4.1%
Daiwa Securities Group, Inc., 3.129%, 4–19–22 (A)	12,000	12,082
Goldman Sachs Group, Inc. (The):
2.600%, 12–27–20	16,000	16,084
2.350%, 11–15–21	6,700	6,619
3.000%, 4–26–22	4,000	4,037
4.000%, 3–3–24	4,552	4,766
Merrill Lynch & Co., Inc., 6.400%, 8–28–17	3,000	3,021
Morgan Stanley:
2.800%, 6–16–20	6,000	6,089
2.500%, 4–21–21	4,000	3,997
Morgan Stanley (3-Month U.S. LIBOR plus 110 bps), 3.000%, 5–31–23 (B)	1,700	1,740
Morgan Stanley (3-Month U.S. LIBOR plus 140 bps), 2.553%, 10–24–23 (B)	5,050	5,138

		63,573

Life & Health Insurance – 2.1%
Athene Global Funding:
2.875%, 10–23–18 (A)	15,450	15,530
2.750%, 4–20–20 (A)	1,000	1,002
New York Life Global Funding, 1.550%, 11–2–18 (A)	6,500	6,489
Principal Life Global Funding II, 2.625%, 11–19–20 (A)	9,500	9,567

		32,588

Other Diversified Financial Services – 4.5%
Citigroup, Inc.:
2.650%, 10–26–20	9,000	9,085
2.700%, 3–30–21	5,893	5,932
Citigroup, Inc. (3-Month U.S. LIBOR plus 107 bps), 2.289%, 12–8–21 (B)	11,750	11,862
Fidelity National Information Services, Inc., 2.850%, 10–15–18	5,000	5,059
JPMorgan Chase & Co.:
4.350%, 8–15–21	3,820	4,088
2.972%, 1–15–23	15,500	15,682
3.000%, 2–27–30 (C)	3,390	3,273
USAA Capital Corp., 2.450%, 8–1–20 (A)	13,865	13,987

		68,968

Property & Casualty Insurance – 2.0%
ACE INA Holdings, Inc. (GTD by ACE Ltd.), 2.300%, 11–3–20	10,500	10,559
Berkshire Hathaway Finance Corp. (GTD by Berkshire Hathaway, Inc.), 1.700%, 3–15–19	4,550	4,561
Berkshire Hathaway, Inc.:
2.100%, 8–14–19	7,375	7,432
2.750%, 3–15–23	8,260	8,368

		30,920

Regional Banks – 1.7%
PNC Bank N.A., 2.400%, 10–18–19	8,985	9,070
PNC Funding Corp. (GTD by PNC Financial Services Group, Inc.), 6.700%, 6–10–19	8,500	9,242
Sumitomo Mitsui Trust Bank Ltd., 2.050%, 3–6–19 (A)	7,500	7,500

		25,812

Specialized Finance – 2.0%
ADOP Co., 6.625%, 10–1–17 (A)	4,000	4,050
Diamond 1 Finance Corp. and Diamond 2 Finance Corp., 3.480%, 6–1–19 (A)	10,625	10,874
Siemens Financieringsmaatschappij N.V. (3-Month U.S. LIBOR plus 61 bps), 1.860%, 3–16–22 (A)(B)	15,000	15,142

		30,066

Total Financials – 32.0%		492,848

Health Care
Biotechnology – 0.3%
Amgen, Inc., 2.200%, 5–11–20	4,000	4,019

Health Care Services – 0.2%
Cardinal Health, Inc., 1.948%, 6–14–19	3,550	3,554

Health Care Supplies – 1.3%
Abbott Laboratories, 2.350%, 11–22–19	5,000	5,038
Catholic Health Initiatives, 2.600%, 8–1–18	11,871	11,934
Stryker Corp., 2.625%, 3–15–21	3,025	3,056

		20,028

Managed Health Care – 0.7%
Aetna, Inc., 1.500%, 11–15–17	11,500	11,500

Pharmaceuticals – 0.5%
AbbVie, Inc., 2.000%, 11–6–18	2,000	2,005
Merck & Co., Inc., 1.100%, 1–31–18	4,925	4,920

		6,925

Total Health Care – 3.0%		46,026
Industrials
Aerospace & Defense – 1.8%
BAE Systems Holdings, Inc.:
6.375%, 6–1–19 (A)	10,893	11,732
3.850%, 12–15–25 (A)	5,500	5,723
BAE Systems plc, 4.750%, 10–11–21 (A)	4,300	4,640
Exelis, Inc., 5.550%, 10–1–21	2,566	2,842
Northrop Grumman Corp., 3.250%, 8–1–23	2,000	2,068

		27,005

Airlines – 0.6%
Aviation Capital Group Corp., 2.875%, 1–20–22 (A)	4,000	3,985
Southwest Airlines Co., 2.650%, 11–5–20	6,000	6,071

		10,056

Environmental & Facilities Services – 2.0%
Republic Services, Inc., 3.800%, 5–15–18	14,690	14,950
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.):
6.100%, 3–15–18	10,000	10,302
4.750%, 6–30–20	1,675	1,803
7.100%, 8–1–26	2,450	3,178

		30,233

Industrial Conglomerates – 1.0%
General Electric Capital Corp.:
2.500%, 3–28–20	3,150	3,174
5.012%, 1–1–24	12,060	12,698

		15,872

Total Industrials – 5.4%		83,166
Information Technology
Application Software – 0.6%
NVIDIA Corp., 2.200%, 9–16–21	9,255	9,151

Communications Equipment – 0.8%
Cisco Systems, Inc., 2.200%, 2–28–21	5,425	5,454
Harris Corp.:
1.999%, 4–27–18	3,105	3,109
2.700%, 4–27–20	1,094	1,102
L-3 Communications Corp., 3.850%, 12–15–26	2,750	2,835

		12,500

Data Processing & Outsourced Services – 1.8%
Alliance Data Systems Corp.:
5.250%, 12–1–17 (A)	6,600	6,650
6.375%, 4–1–20 (A)	6,000	6,075
Visa, Inc., 2.800%, 12–14–22	14,100	14,354

		27,079

Electronic Manufacturing Services – 0.4%
Jabil Circuit, Inc., 8.250%, 3–15–18	5,680	5,907

Home Entertainment Software – 0.3%
Activision Blizzard, Inc., 2.300%, 9–15–21	4,000	3,974

Semiconductors – 2.3%
Broadcom Corp. and Broadcom Cayman Finance Ltd. (GTD by Broadcom Ltd.), 2.375%, 1–15–20 (A)	5,500	5,508
Intel Corp.:
1.850%, 5–11–20	3,600	3,601
2.450%, 7–29–20	4,000	4,067
2.875%, 5–11–24	10,975	11,014
QUALCOMM, Inc.:
2.100%, 5–20–20	2,000	2,009
2.900%, 5–20–24	8,000	7,981
3.250%, 5–20–27	1,000	1,002

		35,182

Systems Software – 1.9%
CA, Inc., 5.375%, 12–1–19	8,297	8,711
Microsoft Corp.:
2.000%, 11–3–20	8,000	8,028
2.875%, 2–6–24	12,750	12,954

		29,693

Technology Hardware, Storage & Peripherals – 1.5%
Apple, Inc.:
1.550%, 2–7–20	13,175	13,109
2.500%, 2–9–22	8,500	8,574
Seagate HDD Cayman (GTD by Seagate Technology plc), 4.250%, 3–1–22 (A)	2,100	2,135

		23,818

Total Information Technology – 9.6%		147,304
Materials
Diversified Chemicals – 0.5%
Dow Chemical Co. (The), 4.250%, 11–15–20	7,049	7,484

Diversified Metals & Mining – 0.5%
Glencore Finance Canada Ltd., 2.700%, 10–25–17 (A)(C)	7,682	7,693

Specialty Chemicals – 0.5%
Methanex Corp., 3.250%, 12–15–19	8,632	8,678

Total Materials – 1.5%		23,855
Real Estate
Specialized REITs – 0.6%
Crown Castle International Corp.:
2.250%, 9–1–21	3,000	2,952
4.875%, 4–15–22	3,099	3,385
5.250%, 1–15–23	2,745	3,049

		9,386

Total Real Estate – 0.6%		9,386
Telecommunication Services
Integrated Telecommunication Services – 0.9%
AT&T, Inc.:
5.875%, 10–1–19	3,900	4,221
5.200%, 3–15–20	3,000	3,224
3.600%, 2–17–23	6,915	7,076

		14,521

Wireless Telecommunication Service – 3.2%
American Tower Corp.:
3.300%, 2–15–21	2,500	2,565
5.900%, 11–1–21	12,200	13,744
2.250%, 1–15–22	12,500	12,187
Crown Castle Towers LLC, 3.222%, 5–15–22 (A)	4,830	4,948
Sprint Nextel Corp., 8.375%, 8–15–17	15,000	15,112

		48,556

Total Telecommunication Services – 4.1%		63,077
Utilities
Electric Utilities – 2.6%
Edison International, 2.125%, 4–15–20	3,060	3,063
Emera U.S. Finance L.P. (GTD by Emera U.S. Holdings, Inc.), 2.150%, 6–15–19	4,000	3,997
Entergy Mississippi, Inc., 2.850%, 6–1–28	5,875	5,676
Entergy Texas, Inc., 2.550%, 6–1–21	7,225	7,179
MidAmerican Energy Co., 3.700%, 9–15–23	4,500	4,748
National Rural Utilities Cooperative Finance Corp.:
1.650%, 2–8–19	3,600	3,592
2.400%, 4–25–22	7,975	8,011
Virginia Electric and Power Co., Series C, 2.750%, 3–15–23	3,940	3,952

		40,218

Multi-Utilities – 1.1%
Dominion Resources, Inc., 6.400%, 6–15–18	11,118	11,602
Dominion Resources, Inc., Series A, 1.400%, 9–15–17	5,850	5,850

		17,452

Total Utilities – 3.7%		57,670

TOTAL CORPORATE DEBT SECURITIES – 72.3%		$1,114,207
(Cost: $1,107,909)

MORTGAGE-BACKED SECURITIES
Non-Agency REMIC/CMO – 0.4%
Bear Stearns Deutsche Bank Trust, Commercial Mortgage Pass-Through Certificates, Series 2005-AFR1, Class C, 5.097%, 9–15–27 (A)	2,500	2,656
CFCRE Commercial Mortgage Trust, Series 2015-RUM, Class B (1-Month U.S. LIBOR plus 215 bps), 3.139%, 7–15–30 (A)(B)	3,942	3,885

		6,541

Other – 0.2%
DLJ Commercial Mortgage Corp., Series 1998-CG1, Class B6, 6.300%, 6–10–31 (A)	2,205	2,225

TOTAL MORTGAGE-BACKED SECURITIES – 0.6%		$8,766
(Cost: $8,906)

MUNICIPAL BONDS – TAXABLE
California – 1.7%
Alameda Corridor Trans Auth, Taxable Sr Lien Rev Bonds, Ser 1999C, 6.500%, 10–1–19	5,570	5,873
CA Various Purp GO Bonds, 7.700%, 11–1–30	10,050	11,743
The Regents of the Univ of CA, Gen Rev Bonds, Ser 2013AH, 1.796%, 7–1–19	7,615	7,646

		25,262

New York – 0.6%
NYC GO Bonds, Fiscal 2017 Ser A-2, 2.460%, 8–1–26	9,920	9,508

Texas – 0.3%
Katy Independent Sch Dist (Fort Bend, Harris and Waller Cntys, TX), Unlimited Tax Sch Bldg Bonds, Ser 2010D, 6.349%, 2–15–41	4,540	4,991

TOTAL MUNICIPAL BONDS – TAXABLE – 2.6%		$39,761
(Cost: $40,528)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 2.2%
Federal Home Loan Bank:
2.500%, 4–27–26	9,155	8,926
1.700%, 7–25–31	18,500	17,970
2.000%, 11–25–31	1,000	968
U.S. Department of Transportation, 6.001%, 12–7–21 (A)	5,000	5,830

		33,694

Mortgage-Backed Obligations – 14.3%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Year U.S. Treasury index plus 400 bps), 5.045%, 7–25–44 (A)(B)	5,870	6,004
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (5-Year U.S. Treasury index plus 300 bps), 5.341%, 2–25–47 (A)(B)	6,420	7,011
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 1-Month U.S. LIBOR):
4.245%, 6–25–21 (A)(B)	2,746	2,776
5.024%, 9–25–22 (A)(B)	3,535	3,444
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 1-year U.S. Treasury index), 4.301%, 9–25–44 (A)(B)	8,200	8,386
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 2-year U.S. Treasury index), 3.883%, 2–25–45 (A)(B)	8,500	8,693

Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 3-year U.S. Treasury index):
5.685%, 4–25–20 (A)(B)	4,950	5,344
4.492%, 1–25–46 (A)(B)	5,958	6,313
4.121%, 2–25–46 (A)(B)	390	408
4.573%, 12–25–48 (A)(B)	18,196	19,280
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 5-year U.S. Treasury index):
3.668%, 2–25–22 (A)(B)	4,000	4,006
5.116%, 8–25–44 (A)(B)	6,990	7,604
4.490%, 12–25–44 (A)(B)	17,000	18,089
4.005%, 5–25–45 (A)(B)	6,500	6,823
4.752%, 11–25–46 (A)(B)	8,000	8,604
3.681%, 11–25–47 (A)(B)	2,050	2,061
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 6-month U.S. Treasury index), 4.395%, 7–25–48 (A)(B)	5,200	5,224
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
5.500%, 4–1–20	237	245
3.000%, 9–1–28	9,336	9,570
3.000%, 5–15–44	3,025	3,091
Federal National Mortgage Association Agency REMIC/CMO:
5.500%, 12–25–17	81	81
2.000%, 6–25–39	16,174	16,176
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.500%, 9–1–17	10	10
4.503%, 12–1–19	7,332	7,708
4.646%, 7–1–20	6,754	7,123
4.381%, 6–1–21	13,928	14,983
5.500%, 2–1–22	560	587
3.500%, 8–1–26	4,271	4,452
2.000%, 10–25–41	14,009	13,784
2.000%, 12–25–42	2,056	2,068
2.500%, 7–25–45	2,811	2,800
2.500%, 9–25–45	4,494	4,464
Government National Mortgage Association Agency REMIC/CMO, 2.000%, 3–16–42	7,055	6,994
Government National Mortgage Association Fixed Rate Pass-Through Certificates, 3.500%, 4–20–34	6,839	7,019

		221,225

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 16.5%		$254,919
(Cost: $256,701)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 3.6%
U.S. Treasury Notes:
2.750%, 2–28–18	35,000	35,342
1.375%, 8–31–20	20,000	19,858

		55,200

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 3.6%		$55,200
(Cost: $55,348)

SHORT-TERM SECURITIES
Commercial Paper(D) – 2.8%
American Honda Finance Corp. (GTD by Honda Motor Co.), 1.100%, 7–10–17	5,000	4,999
Bemis Co., Inc., 1.330%, 7–5–17	5,000	4,999
Comcast Corp., 1.440%, 7–12–17	8,000	7,996
CVS Health Corp., 1.330%, 7–5–17	2,000	2,000
Hewlett Packard Enterprise Corp., 1.120%, 7–27–17	15,000	14,987
J.M. Smucker Co. (The), 1.310%, 7–5–17	8,000	7,998

		42,979

Master Note – 0.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.440%, 7–5–17 (E)	1,598	1,598

TOTAL SHORT-TERM SECURITIES – 2.9%		$44,577
(Cost: $44,575)

TOTAL INVESTMENT SECURITIES – 99.7%		$1,535,777
(Cost: $1,532,385)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		4,596

NET ASSETS – 100.0%		$1,540,373

Notes to Schedule of Investments

(A)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017 the total value of these securities amounted to $355,329 or 23.1% of net assets.
(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Description of the reference rate and spread, if applicable, are included in the security description.
(C)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at June 30, 2017.
(D)	Rate shown is the yield to maturity at June 30, 2017.
(E)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Asset-Backed Securities	$—	$18,347	$—
Corporate Debt Securities	—	1,114,207	—
Mortgage-Backed Securities	—	8,766	—
Municipal Bonds	—	39,761	—
United States Government Agency Obligations	—	254,919	—
United States Government Obligations	—	55,200	—
Short-Term Securities	—	44,577	—
Total	$—	$1,535,777	$—

During the period ended June 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REMIC = Real Estate Mortgage Investment Conduit

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,532,385

Gross unrealized appreciation	9,420
Gross unrealized depreciation	(6,028)

Net unrealized appreciation	$3,392

SCHEDULE OF INVESTMENTS Ivy Managed International Opportunities Fund (in thousands)	JUNE 30, 2017 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Emerging Markets Equity Fund, Class N (A)	1,784	$33,189
Ivy European Opportunities Fund, Class N	944	28,731
Ivy Global Growth Fund, Class N (A)	418	18,963
Ivy Global Income Allocation Fund, Class N	1,881	28,683
Ivy International Core Equity Fund, Class N	4,246	81,431

TOTAL AFFILIATED MUTUAL FUNDS – 99.8%		$190,997
(Cost: $159,929)

SHORT-TERM SECURITIES	Principal
Master Note – 0.2%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.440%, 7–5–17 (B)	$401	401

TOTAL SHORT-TERM SECURITIES – 0.2%		$401
(Cost: $401)

TOTAL INVESTMENT SECURITIES – 100.0%		$191,398
(Cost: $160,330)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		67

NET ASSETS – 100.0%		$191,465

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund investments by the fair value hierarchy levels as of June 30, 2017:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$190,997	$—	$—
Short-Term Securities	—	401	—
Total	$190,997	$401	$—

During the period ended June 30, 2017, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at June 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$160,330

Gross unrealized appreciation	31,068
Gross unrealized depreciation	—

Net unrealized appreciation	$31,068

SCHEDULE OF INVESTMENTS Ivy Micro Cap Growth Fund (in thousands)	JUNE 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Auto Parts & Equipment – 2.5%
Motorcar Parts of America, Inc. (A)	154	$4,335

Home Improvement Retail – 4.2%
Tile Shop Holdings, Inc.	347	7,158

Leisure Products – 3.1%
Nautilus Group, Inc. (The) (A)	275	5,262

Restaurants – 0.2%
Carrols Restaurant Group, Inc. (A)	29	353

Specialty Stores – 1.7%
Sportsman’s Warehouse Holdings, Inc. (A)	528	2,851

Total Consumer Discretionary – 11.7%		19,959
Consumer Staples
Distillers & Vintners – 1.5%
MGP Ingredients, Inc.	49	2,498

Packaged Foods & Meats – 0.4%
Inventure Foods, Inc. (A)	176	758

Total Consumer Staples – 1.9%		3,256
Energy
Oil & Gas Equipment & Services – 2.5%
Natural Gas Services Group, Inc. (A)	97	2,410
NCS Multistage Holdings, Inc. (A)	73	1,830

		4,240

Oil & Gas Exploration & Production – 2.8%
Earthstone Energy, Inc. (A)	92	920
Resolute Energy Corp. (A)	29	872
Ring Energy, Inc. (A)	236	3,068

		4,860

Total Energy – 5.3%		9,100
Financials
Regional Banks – 1.0%
State Bank Financial Corp.	63	1,700

Total Financials – 1.0%		1,700
Health Care
Biotechnology – 0.9%
Natera, Inc. (A)	150	1,634

Health Care Equipment – 12.8%
AxoGen, Inc. (A)	226	3,787
Entellus Medical, Inc. (A)	209	3,456
K2M Group Holdings, Inc. (A)	229	5,576
Obalon Therapeutics, Inc. (A)	166	1,646
Oxford Immunotec Global plc (A)	160	2,691
Tactile Systems Technology, Inc. (A)	166	4,736

		21,892

Health Care Services – 1.4%
Teladoc, Inc. (A)	69	2,408

Health Care Technology – 5.2%
Evolent Health, Inc., Class A (A)	178	4,520
Omnicell, Inc. (A)	92	3,962
Tabula Rasa HealthCare, Inc. (A)	29	432

		8,914

Pharmaceuticals – 6.9%
Aerie Pharmaceuticals, Inc. (A)	140	7,373
Intersect ENT, Inc. (A)	115	3,211
Revance Therapeutics, Inc. (A)	44	1,167

		11,751

Total Health Care – 27.2%		46,599
Industrials
Aerospace & Defense – 3.0%
Mercury Computer Systems, Inc. (A)	120	5,064

Building Products – 3.5%
American Woodmark Corp. (A)	28	2,704

PGT Innovations, Inc. (A)	253	3,244

		5,948

Construction & Engineering – 2.8%
MYR Group, Inc. (A)	156	4,848

Industrial Machinery – 3.0%
Kornit Digital Ltd. (A)	269	5,199

Total Industrials – 12.3%		21,059
Information Technology
Application Software – 5.3%
8x8, Inc. (A)	459	6,684
BlackLine, Inc. (A)	66	2,345

		9,029

Communications Equipment – 2.0%
Oclaro, Inc. (A)	363	3,394

Internet Software & Services – 16.7%
Cornerstone OnDemand, Inc. (A)	111	3,954
Five9, Inc. (A)	101	2,178
GTT Communications, Inc. (A)	179	5,653
Mimecast Ltd. (A)	219	5,865
Q2 Holdings, Inc. (A)	147	5,439
SPS Commerce, Inc. (A)	88	5,629

		28,718

Semiconductor Equipment – 4.0%
Aehr Test Systems (A)	293	1,101
Ichor Holdings Ltd. (A)	91	1,838
PDF Solutions, Inc. (A)	236	3,882

		6,821

Semiconductors – 2.8%
NVE Corp.	63	4,867

Systems Software – 0.6%
Appian Corp. (A)	57	1,035

Total Information Technology – 31.4%		53,864
Materials
Aluminum – 0.8%
Century Aluminum Co. (A)	91	1,424

Specialty Chemicals – 2.0%
Flotek Industries, Inc. (A)(B)	27	241
Flotek Industries, Inc. (A)	356	3,180

		3,421

Total Materials – 2.8%		4,845
Real Estate
Health Care REITs – 1.7%
Community Healthcare Trust, Inc.	112	2,859

Total Real Estate – 1.7%		2,859

TOTAL COMMON STOCKS – 95.3%		$163,241
(Cost: $114,569)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 1.3%
Sonoco Products Co., 1.330%, 7–3–17	$2,295	2,295

Master Note – 3.7%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.440%, 7–5–17 (D)	6,261	6,261

TOTAL SHORT-TERM SECURITIES – 5.0%		$8,556
(Cost: $8,556)

TOTAL INVESTMENT SECURITIES – 100.3%		$171,797
(Cost: $123,125)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.3)%		(547)

NET ASSETS – 100.0%		$171,250

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017 the total value of these securities amounted to $241 or 0.1% of net assets.

(C)	Rate shown is the yield to maturity at June 30, 2017.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2017:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$163,241	$—	$—
Short-Term Securities	—	8,556	—
Total	$163,241	$8,556	$—

During the period ended June 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$123,125

Gross unrealized appreciation	54,624
Gross unrealized depreciation	(5,952)

Net unrealized appreciation	$48,672

SCHEDULE OF INVESTMENTS Ivy Mid Cap Growth Fund (in thousands)	JUNE 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Apparel, Accessories & Luxury Goods – 3.5%
Burberry Group plc(A)	1,657	$35,840
lululemon athletica, Inc.(B)	650	38,805
Under Armour, Inc., Class C(B)	304	6,133

		80,778

Auto Parts & Equipment – 2.1%
BorgWarner, Inc.	1,113	47,127

Homefurnishing Retail – 1.4%
Williams-Sonoma, Inc.	638	30,951

Hotels, Resorts & Cruise Lines – 0.7%
Norwegian Cruise Line Holdings Ltd.(B)	292	15,846

Internet & Direct Marketing Retail – 0.3%
Duluth Holdings, Inc., Class B(B)	435	7,926

Leisure Products – 2.2%
Polaris Industries, Inc.	539	49,705

Restaurants – 2.9%
Chipotle Mexican Grill, Inc., Class A(B)	57	23,760
Dunkin’ Brands Group, Inc.	771	42,505

		66,265

Specialty Stores – 4.5%
Tiffany & Co.	589	55,336
Tractor Supply Co.	853	46,220

		101,556

Total Consumer Discretionary – 17.6%		400,154
Consumer Staples
Food Retail – 2.0%
Whole Foods Market, Inc.	1,073	45,169

Packaged Foods & Meats – 3.6%
Blue Buffalo Pet Products, Inc.(B)	1,253	28,579
Hain Celestial Group, Inc. (The)(B)	743	28,852
Lance, Inc.	714	24,722

		82,153

Total Consumer Staples – 5.6%		127,322
Energy
Oil & Gas Exploration & Production – 2.9%
Cabot Oil & Gas Corp.	991	24,850
Cimarex Energy Co.	185	17,410
Noble Energy, Inc.	799	22,599

		64,859

Total Energy – 2.9%		64,859

Financials
Asset Management & Custody Banks – 1.1%
Oaktree Capital Group LLC	526	24,523

Diversified Banks – 1.8%
Northern Trust Corp.	430	41,783

Financial Exchanges & Data – 3.3%
CME Group, Inc.	443	55,537
MarketAxess Holdings, Inc.	97	19,455

		74,992

Regional Banks – 3.6%
First Republic Bank	459	45,937
Signature Bank(B)	249	35,810

		81,747

Total Financials – 9.8%		223,045
Health Care
Biotechnology – 4.5%
ACADIA Pharmaceuticals, Inc.(B)	1,100	30,682
Alkermes plc(B)	634	36,777
BioMarin Pharmaceutical, Inc.(B)	379	34,375

		101,834

Health Care Equipment – 5.8%
Edwards Lifesciences Corp.(B)	466	55,087
Intuitive Surgical, Inc.(B)	82	76,615

		131,702

Health Care Services – 1.5%
Laboratory Corp. of America Holdings(B)	225	34,754

Health Care Supplies – 1.7%
Align Technology, Inc.(B)	257	38,568

Pharmaceuticals – 5.2%
Jazz Pharmaceuticals plc(B)	153	23,767
Pacira Pharmaceuticals, Inc.(B)	338	16,108
Zoetis, Inc.	1,244	77,589

		117,464

Total Health Care – 18.7%		424,322
Industrials
Air Freight & Logistics – 2.1%
Expeditors International of Washington, Inc.	827	46,725

Building Products – 4.0%
A. O. Smith Corp.	526	29,626
Allegion plc	331	26,836
Fortune Brands Home & Security, Inc.	528	34,433

		90,895

Construction Machinery & Heavy Trucks – 2.4%
WABCO Holdings, Inc.(B)	179	22,835

Westinghouse Air Brake Technologies Corp.	341	31,244

		54,079

Electrical Components & Equipment – 0.3%
Generac Holdings, Inc.(B)	169	6,116

Industrial Machinery – 1.8%
IDEX Corp.	373	42,158

Research & Consulting Services – 0.7%
TransUnion(B)	390	16,882

Trading Companies & Distributors – 3.3%
Fastenal Co.	1,704	74,166

Total Industrials – 14.6%		331,021
Information Technology
Application Software – 3.2%
Ellie Mae, Inc.(B)	218	23,926
Guidewire Software, Inc.(B)	469	32,226
Tyler Technologies, Inc.(B)	97	17,076

		73,228

Communications Equipment – 2.3%
Arista Networks, Inc.(B)	135	20,167
Harris Corp.	298	32,477

		52,644

Data Processing & Outsourced Services – 1.0%
Square, Inc., Class A(B)	941	22,074

Electronic Components – 1.4%
Maxim Integrated Products, Inc.	688	30,908

Electronic Manufacturing Services – 2.2%
Trimble Navigation Ltd.(B)	1,408	50,216

Home Entertainment Software – 2.7%
Electronic Arts, Inc.(B)	590	62,399

Internet Software & Services – 8.8%
CoStar Group, Inc.(B)	259	68,347
GrubHub, Inc.(B)	1,087	47,380
MercadoLibre, Inc.	205	51,328
Pandora Media, Inc.(B)	3,576	31,900

		198,955

Semiconductors – 2.3%
Microchip Technology, Inc.	670	51,678

Systems Software – 4.4%
Red Hat, Inc.(B)	489	46,794
ServiceNow, Inc.(B)	503	53,291

		100,085

Total Information Technology – 28.3%		642,187
Materials
Fertilizers & Agricultural Chemicals – 1.0%
Scotts Miracle-Gro Co. (The)	249	22,279

Specialty Chemicals – 1.0%
Axalta Coating Systems Ltd.(B)	718	22,991

Total Materials – 2.0%		45,270

TOTAL COMMON STOCKS – 99.5%		$2,258,180
(Cost: $1,719,779)

SHORT-TERM SECURITIES	Principal
Commercial Paper(C) – 0.4%
Rockwell Automation, Inc., 1.210%, 7-6-17	$5,000	4,999
Wisconsin Gas LLC, 1.190%, 7-6-17	4,000	3,999

		8,998

Master Note – 0.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.440%, 7-5-17 (D)	2,212	2,212

TOTAL SHORT-TERM SECURITIES – 0.5%		$11,210
(Cost: $11,210)

TOTAL INVESTMENT SECURITIES – 100.0%		$2,269,390
(Cost: $1,730,989)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		14

NET ASSETS – 100.0%		$2,269,404

Notes to Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Rate shown is the yield to maturity at June 30, 2017.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$2,258,180	$—	$—
Short-Term Securities	—	11,210	—
Total	$2,258,180	$11,210	$—

During the period ended June 30, 2017, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at June 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,730,989

Gross unrealized appreciation	676,856
Gross unrealized depreciation	(138,455)

Net unrealized appreciation	$538,401

SCHEDULE OF INVESTMENTS Ivy Mid Cap Growth Fund (in thousands)	JUNE 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Apparel, Accessories & Luxury Goods – 3.5%
Burberry Group plc (A)	1,657	$35,840
lululemon athletica, Inc. (B)	650	38,805
Under Armour, Inc., Class C (B)	304	6,133

		80,778

Auto Parts & Equipment – 2.1%
BorgWarner, Inc.	1,113	47,127

Homefurnishing Retail – 1.4%
Williams-Sonoma, Inc.	638	30,951

Hotels, Resorts & Cruise Lines – 0.7%
Norwegian Cruise Line Holdings Ltd. (B)	292	15,846

Internet & Direct Marketing Retail – 0.3%
Duluth Holdings, Inc., Class B (B)	435	7,926

Leisure Products – 2.2%
Polaris Industries, Inc.	539	49,705

Restaurants – 2.9%
Chipotle Mexican Grill, Inc., Class A (B)	57	23,760
Dunkin’ Brands Group, Inc.	771	42,505

		66,265

Specialty Stores – 4.5%
Tiffany & Co.	589	55,336
Tractor Supply Co.	853	46,220

		101,556

Total Consumer Discretionary – 17.6%		400,154
Consumer Staples
Food Retail – 2.0%
Whole Foods Market, Inc.	1,073	45,169

Packaged Foods & Meats – 3.6%
Blue Buffalo Pet Products, Inc. (B)	1,253	28,579
Hain Celestial Group, Inc. (The) (B)	743	28,852
Lance, Inc.	714	24,722

		82,153

Total Consumer Staples – 5.6%		127,322
Energy
Oil & Gas Exploration & Production – 2.9%
Cabot Oil & Gas Corp.	991	24,850
Cimarex Energy Co.	185	17,410
Noble Energy, Inc.	799	22,599

		64,859

Total Energy – 2.9%		64,859
Financials
Asset Management & Custody Banks – 1.1%
Oaktree Capital Group LLC	526	24,523

Diversified Banks – 1.8%
Northern Trust Corp.	430	41,783

Financial Exchanges & Data – 3.3%
CME Group, Inc.	443	55,537
MarketAxess Holdings, Inc.	97	19,455

		74,992

Regional Banks – 3.6%
First Republic Bank	459	45,937
Signature Bank (B)	249	35,810

		81,747

Total Financials – 9.8%		223,045
Health Care
Biotechnology – 4.5%
ACADIA Pharmaceuticals, Inc. (B)	1,100	30,682
Alkermes plc (B)	634	36,777
BioMarin Pharmaceutical, Inc. (B)	379	34,375

		101,834

Health Care Equipment – 5.8%
Edwards Lifesciences Corp. (B)	466	55,087
Intuitive Surgical, Inc. (B)	82	76,615

		131,702

Health Care Services – 1.5%
Laboratory Corp. of America Holdings (B)	225	34,754

Health Care Supplies – 1.7%
Align Technology, Inc. (B)	257	38,568

Pharmaceuticals – 5.2%
Jazz Pharmaceuticals plc (B)	153	23,767
Pacira Pharmaceuticals, Inc. (B)	338	16,108
Zoetis, Inc.	1,244	77,589

		117,464

Total Health Care – 18.7%		424,322
Industrials
Air Freight & Logistics – 2.1%
Expeditors International of Washington, Inc.	827	46,725

Building Products – 4.0%
A. O. Smith Corp.	526	29,626
Allegion plc	331	26,836
Fortune Brands Home & Security, Inc.	528	34,433

		90,895

Construction Machinery & Heavy Trucks – 2.4%
WABCO Holdings, Inc. (B)	179	22,835
Westinghouse Air Brake Technologies Corp.	341	31,244

		54,079

Electrical Components & Equipment – 0.3%
Generac Holdings, Inc. (B)	169	6,116

Industrial Machinery – 1.8%
IDEX Corp.	373	42,158

Research & Consulting Services – 0.7%
TransUnion (B)	390	16,882

Trading Companies & Distributors – 3.3%
Fastenal Co.	1,704	74,166

Total Industrials – 14.6%		331,021
Information Technology
Application Software – 3.2%
Ellie Mae, Inc. (B)	218	23,926
Guidewire Software, Inc. (B)	469	32,226
Tyler Technologies, Inc. (B)	97	17,076

		73,228

Communications Equipment – 2.3%
Arista Networks, Inc. (B)	135	20,167
Harris Corp.	298	32,477

		52,644

Data Processing & Outsourced Services – 1.0%
Square, Inc., Class A (B)	941	22,074

Electronic Components – 1.4%
Maxim Integrated Products, Inc.	688	30,908

Electronic Manufacturing Services – 2.2%
Trimble Navigation Ltd. (B)	1,408	50,216

Home Entertainment Software – 2.7%
Electronic Arts, Inc. (B)	590	62,399

Internet Software & Services – 8.8%
CoStar Group, Inc. (B)	259	68,347
GrubHub, Inc. (B)	1,087	47,380
MercadoLibre, Inc.	205	51,328
Pandora Media, Inc. (B)	3,576	31,900

		198,955

Semiconductors – 2.3%
Microchip Technology, Inc.	670	51,678

Systems Software – 4.4%
Red Hat, Inc. (B)	489	46,794
ServiceNow, Inc. (B)	503	53,291

		100,085

Total Information Technology – 28.3%		642,187
Materials
Fertilizers & Agricultural Chemicals – 1.0%
Scotts Miracle-Gro Co. (The)	249	22,279

Specialty Chemicals – 1.0%
Axalta Coating Systems Ltd. (B)	718	22,991

Total Materials – 2.0%		45,270

TOTAL COMMON STOCKS – 99.5%		$2,258,180
(Cost: $1,719,779)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 0.4%
Rockwell Automation, Inc., 1.210%, 7–6–17	$5,000	4,999
Wisconsin Gas LLC, 1.190%, 7–6–17	4,000	3,999

		8,998

Master Note – 0.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.440%, 7–5–17 (D)	2,212	2,212

TOTAL SHORT-TERM SECURITIES – 0.5%		$11,210
(Cost: $11,210)

TOTAL INVESTMENT SECURITIES – 100.0%		$2,269,390
(Cost: $1,730,989)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		14

NET ASSETS – 100.0%		$2,269,404

Notes to Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Rate shown is the yield to maturity at June 30, 2017.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$2,258,180	$—	$—
Short-Term Securities	—	11,210	—
Total	$2,258,180	$11,210	$—

During the period ended June 30, 2017, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at June 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,730,989

Gross unrealized appreciation	676,856
Gross unrealized depreciation	(138,455)

Net unrealized appreciation	$538,401

SCHEDULE OF INVESTMENTS Ivy Mid Cap Income Opportunities Fund (in thousands)	JUNE 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Apparel, Accessories & Luxury Goods – 3.1%
V.F. Corp.	186	$10,736

Consumer Electronics – 2.8%
Garmin Ltd.	195	9,945

Home Furnishings – 2.9%
Leggett & Platt, Inc.	194	10,173

Leisure Products – 5.8%
Mattel, Inc.	449	9,675
Polaris Industries, Inc.	116	10,687

		20,362

Movies & Entertainment – 2.7%
Cinemark Holdings, Inc.	243	9,434

Restaurants – 2.8%
Cracker Barrel Old Country Store, Inc.	59	9,877

Total Consumer Discretionary – 20.1%		70,527
Consumer Staples
Household Products – 2.8%
Clorox Co. (The)	75	9,987

Packaged Foods & Meats – 2.8%
Kellogg Co.	140	9,715

Total Consumer Staples – 5.6%		19,702
Energy
Oil & Gas Drilling – 2.7%
Helmerich & Payne, Inc.	176	9,542

Oil & Gas Storage & Transportation – 5.3%
Plains All American Pipeline L.P.	360	9,454
Targa Resources Corp.	201	9,084

		18,538

Total Energy – 8.0%		28,080
Financials
Insurance Brokers – 2.9%
Arthur J. Gallagher & Co.	177	10,157

Regional Banks – 5.6%
Glacier Bancorp, Inc.	270	9,888
Umpqua Holdings Corp.	530	9,732

		19,620

Total Financials – 8.5%		29,777
Health Care
Health Care Equipment – 2.9%
Becton Dickinson & Co.	52	10,141

Health Care Facilities – 2.8%
HealthSouth Corp.	203	9,822

Health Care Services – 2.8%
Cardinal Health, Inc.	125	9,720

Total Health Care – 8.5%		29,683
Industrials
Diversified Support Services – 2.8%
KAR Auction Services, Inc.	230	9,666

Electrical Components & Equipment – 2.9%
Rockwell Automation, Inc.	63	10,272

Environmental & Facilities Services – 2.9%
Republic Services, Inc., Class A	160	10,200

Office Services & Supplies – 2.6%
HNI Corp.	226	9,023

Total Industrials – 11.2%		39,161
Information Technology
Communications Equipment – 2.8%
Harris Corp.	91	9,949

Data Processing & Outsourced Services – 5.7%
Broadridge Financial Solutions, Inc.	133	10,064
Paychex, Inc.	171	9,723

		19,787

Electronic Components – 2.7%
Maxim Integrated Products, Inc.	211	9,460

Electronic Equipment & Instruments – 3.0%
National Instruments Corp.	264	10,604

Semiconductors – 5.3%
Microchip Technology, Inc.	116	8,972
Xilinx, Inc.	148	9,523

		18,495

Total Information Technology – 19.5%		68,295
Materials
Fertilizers & Agricultural Chemicals – 2.9%
Scotts Miracle-Gro Co. (The)	114	10,188

Paper Packaging – 6.0%
Avery Dennison Corp.	121	10,649
Sonoco Products Co.	198	10,184

		20,833

Specialty Chemicals – 2.8%
RPM International, Inc.	181	9,862

Total Materials – 11.7%		40,883
Real Estate
Residential REITs – 2.9%
American Campus Communities, Inc.	212	10,047

Total Real Estate – 2.9%		10,047
Utilities
Electric Utilities – 2.9%
OGE Energy Corp.	289	10,061

Total Utilities – 2.9%		10,061

TOTAL COMMON STOCKS – 98.9%		$346,216
(Cost: $304,385)

SHORT-TERM SECURITIES	Principal
Commercial Paper (A) – 0.5%
Sonoco Products Co., 1.330%, 7–3–17	$1,823	1,823

Master Note – 0.5%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.440%, 7–5–17 (B)	1,732	1,732

TOTAL SHORT-TERM SECURITIES – 1.0%		$3,555
(Cost: $3,555)

TOTAL INVESTMENT SECURITIES – 99.9%		$349,771
(Cost: $307,940)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		387

NET ASSETS – 100.0%		$350,158

Notes to Schedule of Investments

(A)	Rate shown is the yield to maturity at June 30, 2017.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$346,216	$—	$—
Short-Term Securities	—	3,555	—
Total	$346,216	$3,555	$—

During the period ended June 30, 2017, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$307,940

Gross unrealized appreciation	46,471
Gross unrealized depreciation	(4,640)

Net unrealized appreciation	$41,831

SCHEDULE OF INVESTMENTS Ivy Municipal Bond Fund (in thousands)	JUNE 30, 2017 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value

Alabama – 1.2%
The Pub Edu Bldg Auth of Tuscaloosa, Student Hsng Rev Bonds (Univ of AL Ridgecrest Residential Proj), Ser 2008, 6.750%, 7–1–33	$500	$529
The Spl Care Fac Fin Auth of Birmingham – Children’s Hosp, Hlth Care Fac Rev Bonds, Ser 2009, 6.000%, 6–1–39	750	820
Water Works Board of Birmingham, AL, Water Rev Bonds, Ser 2009-A, 5.125%, 1–1–34	750	796

		2,145

Arizona – 1.2%
AZ Cert of Part, Ser 2010A (Insured by AGM), 5.250%, 10–1–26	1,000	1,086
Rio Nuevo Multipurp Fac Dist (Tucson, AZ), Sub Lien Excise Tax Rev Bonds, Ser 2008, 6.625%, 7–15–25	500	529
Univ Med Ctr Corp. (Tucson, AZ), Hosp Rev Bonds, Ser 2009, 6.500%, 7–1–39	500	553

		2,168

Arkansas – 0.5%
Board of Trustees of the Univ of AR, Var Fac Rev Bonds (Fayetteville Campus), Rfdg and Impvt Ser 2016A, 5.000%, 11–1–37	745	871

California – 14.0%
Bay Area Toll Auth, San Francisco Bay Area Toll Bridge Rev Bonds, Ser 2008 G-1 (SIFMA Municipal Swap Index plus 110 bps), 2.010%, 4–1–45 (A)	1,500	1,523
CA Cmnty Trans Rev (Installment Sale), Cert of Part (T.R.I.P. - Total Road Impvt Prog), Ser 2012B, 5.250%, 6–1–42	345	384
CA Muni Fin Auth, Cmnty Hosp of Cent CA Oblig Group Cert of Part, 5.500%, 2–1–39	460	493
CA Muni Fin Auth, Edu Rev Bonds (American Heritage Edu Fndtn Proj), Ser 2016A, 5.000%, 6–1–36	1,000	1,087
CA Pollutn Ctl Fin Auth, Solid Waste Disp Rev Bonds (Republic Svc, Inc. Proj), Ser 2002B, 5.250%, 6–1–23	415	421
CA Sch Fin Auth, Charter Sch Rev Bonds (Coastal Academy Proj), Ser 2013A, 5.000%, 10–1–22	350	376
CA Statewide Cmnty Dev Auth, Insd Rev Bonds (Henry Mayo Newhall Mem Hosp), Ser 2007A, 5.000%, 10–1–37	500	505
CA Statewide Cmnty Dev Auth, Student Hsng Rev Bonds (Univ of CA, Irvine East Campus Apt, Phase I Rfdg-CHF-Irvine LLC), Ser 2011, 5.000%, 5–15–21	1,365	1,523
CA Various Purp GO Bonds: 5.250%, 9–1–26	1,500	1,736
5.250%, 10–1–29	500	546
6.500%, 4–1–33	1,000	1,094
6.000%, 11–1–39	500	556

CA Various Purp GO Rfdg Bonds, 5.000%, 2–1–33	2,000	2,300
Cnty of Sacramento, Arpt Sys Sub and PFC/Grant Rev Bonds, Ser 2009, 5.125%, 7–1–25	500	520
Golden State Tob Securitization Corp., Enhanced Tob Stlmt Asset-Bkd Bonds, Ser 2013A, 5.000%, 6–1–30	1,000	1,147
La Quinta Redev Proj Areas No. 1 and 2, Tax Alloc Rfdg Bonds, Ser 2014A, 5.000%, 9–1–34	750	852
Los Angeles Unif Sch Dist (Cnty of Los Angeles, CA), GO Bonds, Election of 2005, Ser 2009F, 5.000%, 1–1–34	500	539
Modesto, CA, Irrigation Dist Fin Auth, Elec Sys Rev Bonds, Ser 2015A, 5.000%, 10–1–36	670	766
Mountain View Shoreline Reg Park Comnty (Santa Clara Cnty, CA), Rev Bonds, Ser 2011A, 5.000%, 8–1–21	250	284
Palomar Hlth, GO Rfdg Bonds, Ser 2016B, 4.000%, 8–1–37	1,000	1,046
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Part, 6.750%, 11–1–39	250	283
Redev Agy for Riverside, Interstate 215 Corridor Redev Proj Area, 2010 Tax Alloc Bonds, Ser E: 5.250%, 10–1–20	570	646
6.000%, 10–1–25	445	515
San Jose, CA, Arpt Rev Bonds, Ser 2011A-1, 5.250%, 3–1–21	500	568
Santa Ana Unif Sch Dist (Orange County, CA), Election of 2008 Gen Oblig Bond, Series B, 0.000%, 8–1–37 (B)	1,455	667
Southn CA Pub Power Auth, Transmission Proj Rev Bonds (Southn Transmission Proj), Ser 2008B, 6.000%, 7–1–27	500	526
State Pub Works Board of CA, Lease Rev Bonds (Various Cap Proj), Ser 2011A: 5.250%, 10–1–24	500	577
5.000%, 12–1–24	500	574
Successor Agy to the Redev Agy of the City of Stockton, Tax Alloc Rfdg Bonds, Ser 2016A, 5.000%, 9–1–37	2,000	2,252
Trustees of the CA State Univ, Systemwide Rev Bonds, Ser 2015A, 5.000%, 11–1–38	500	584
Upland Unif Sch Dist (San Bernardino Cnty, CA), Election of 2008 GO Bonds, Ser A, 0.000%, 8–1–31 (B)	150	94
Vernon Elec Sys Rev Bonds, Ser 2012A, 5.500%, 8–1–41	315	347

		25,331

Colorado – 2.1%
Adams 12 Five Star Sch, Adams and Broomfield Cnty, CO Cert of Part, Ser 2008, 5.000%, 12–1–25	500	529
City and Cnty of Broomfield, CO, Rfdg Cert of Part, Ser 2010, 5.000%, 12–1–23	500	555
Joint Sch Dist No. 28J, Adams and Arapahoe Cnty, CO, GO Bonds, Ser 2008, 6.000%, 12–1–28	500	536
Lincoln Park Metro Dist, Douglas Cnty, CO, GO Rfdg and Impvt Bonds, Ser 2008, 6.125%, 12–1–30	500	511
Platte Vly Fire Protection Dist, Weld Cnty, CO, Cert of Part, Ser 2012, 5.000%, 12–1–36	300	323

Rgnl Trans Dist of CO, Cert of Part, Ser 2015A, 5.000%, 6–1–35	435	499
Rgnl Trans Dist, Private Activity Bonds (Denver Transit Partn Eagle P3 Proj), Ser 2010, 6.500%, 1–15–30	750	842

		3,795

Connecticut – 0.8%
Cap City Econ Dev Auth, Prkg and Enrg Fee Rev Bonds, Ser 2008D, 5.000%, 6–15–22	370	384
CT GO Bonds, Ser 2012D (SIFMA Municipal Swap Index plus 92 bps), 1.830%, 9–15–19 (A)	1,000	1,000

		1,384

District Of Columbia – 1.4%
DC GO Rfdg Bonds, Ser 2008F (Insured by BHAC), 5.000%, 6–1–19	1,000	1,038
DC Hosp Rev Bonds (Sibley Mem Hosp Issue), Ser 2009, 6.375%, 10–1–39	750	837
Metro WA DC Arpt Auth, Dulles Toll Road, Second Sr Lien Rev Bonds, Ser 2009C, 0.000%, 10–1–41 (B)	500	649

		2,524

Florida – 6.7%
Brevard Cnty Hlth Fac Auth, Hlth Rev Bonds (Hlth First, Inc. Proj), Ser 2009B, 7.000%, 4–1–39	500	552
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009, 6.750%, 11–1–39	500	534
Hillsborough Cnty Aviation Auth, FL Intl Arpt, Sub Rev Bonds, Ser 2015B, 5.000%, 10–1–35	300	342
Hillsborough Cnty Indl Dev Auth, Indl Dev Rev Bonds, Hlth Fac Proj (Univ Cmnty Hosp), Ser 2008A, 5.625%, 8–15–29	555	584
Hillsborough Cnty Indl Dev Auth, Indl Dev Rev Bonds, Hlth Fac Proj (Univ Cmnty Hosp), Ser 2008B, 8.000%, 8–15–32	600	692
Miami-Dade Cnty, FL, Aviation Rev Bonds, Miami Intl Arpt (Hub of the Americas), Ser 2009A, 5.500%, 10–1–36	500	545
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2010B, 5.000%, 10–1–23	500	557
Miami-Dade Cnty, FL, GO Bonds (Bldg Better Cmnty Prog), Ser 2008B, 6.250%, 7–1–26	500	527
Miami-Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008B (Insured by AGM), 5.250%, 10–1–22	500	593
Miami-Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008C (Insured by BHAC), 5.000%, 10–1–17	500	505
Mid-Bay Bridge Auth, Springing Lien Rev Bonds, Ser 2011A, 7.250%, 10–1–34	500	621
Osceola Cnty, FL, Sales Tax Rev Rfdg Bonds, Ser 2016A, 5.000%, 10–1–37	2,005	2,284
Palm Beach Co, Hlth Fac Auth Rev Bonds (Lifespace Cmnty, Inc.), Ser 2015C, 5.000%, 5–15–30	1,000	1,148
Port St. Lucie, FL, Spl Assmt Rfdg Bonds (City Ctr Spl Assmt Dist), Ser 2008A, 5.750%, 7–1–20	500	524
St. Johns Cnty Indl Dev Auth, Rev Bonds (Presbyterian Ret Cmnty Proj), Ser 2010A, 5.875%, 8–1–40	500	570
St. Lucie, FL, Util Sys Rfdg Rev Bonds, Ser 2016, 4.000%, 9–1–34	1,000	1,058

Volusia Cnty Edu Fac Auth, Edu Fac Rev Rfdg Bonds (Embry-Riddle Aeronautical Univ, Inc. Proj), Ser 2011, 5.250%, 10–15–22	500	566

		12,202

Georgia – 0.3%
Muni Elec Auth of GA, Proj One Sub Bonds, Ser 2008D, 5.750%, 1–1–20	500	524

Hawaii – 1.6%
HI Arpt Sys Rev Bond, Rfdg Ser 2011, 5.000%, 7–1–21	1,000	1,136
HI Dept of Budget and Fin, Spl Purp Rev Bonds (The Queen’s Hlth Sys), Ser 2015A, 5.000%, 7–1–35	1,500	1,712

		2,848

Illinois – 5.9%
Belleville, IL, Tax Incr Rfdg Rev Bonds (Frank Scott Pkwy Redev Proj), Ser 2007A, 5.000%, 5–1–26	150	150
Build IL Sales Tax Rev Bonds, Ser 2011, 5.000%, 6–15–27	500	546
Chicago O’Hare Intl Arpt, Gen Arpt Sr Lien Rev Rfdg Bonds, Ser 2015B, 5.000%, 1–1–34	1,000	1,142
Chicago O’Hare Intl Arpt, Gen Arpt Sr Lien Rev Rfdg Bonds, Ser 2016C, 5.000%, 1–1–34	1,500	1,724
City of Chicago, Second Lien Water Rev Bonds, Ser 2014, 5.000%, 11–1–39	1,500	1,625
City of Chicago, Second Lien Water Rev Bonds, Ser 2000, 5.000%, 11–1–30	500	561
IL Fin Auth, DePaul Univ Rev Bonds, Ser 2016, 5.000%, 10–1–41	2,410	2,740
IL Fin Auth, Rev and Rfdg Bonds (Roosevelt Univ Proj), Ser 2009, 6.500%, 4–1–39	500	531
IL Fin Auth, Rev Bonds, The Univ of Chicago, Ser 2008B, 5.500%, 7–1–19	500	523
IL Muni Elec Agy, Power Supply Sys Rev Rfdg Bonds, Ser 2015A, 5.000%, 2–1–32	695	795
IL Sales Tax Rev Bonds (Jr Oblig), Ser 2013, 5.000%, 6–15–26	300	335

		10,672

Indiana – 1.2%
IN Fin Auth, Fac Rev Rfdg Bonds (Miami Correctional Fac – Phase II), Ser 2008C, 5.000%, 7–1–17	500	500
IN Muni Power Agy, Power Supply Sys Rfdg Rev Bonds, Ser 2016C, 5.000%, 1–1–39	1,000	1,150
Mt. Vernon Sch Bldg Corp. of Hancock Cnty, IN, First Mtg Bonds, Ser 2007 (Insured by AGM), 5.250%, 1–15–32	500	512

		2,162

Iowa – 1.9%
Altoona, IA, Annual Appropriation Urban Renewal Tax Incr Rev Bonds, Ser 2008, 6.000%, 6–1–34	1,000	1,047
Ames, IA, Hosp Rev Rfdg Bonds (Mary Greeley Med Ctr), Ser 2016, 4.000%, 6–15–35	1,510	1,590
IA Higher Edu Loan Auth, Private College Fac Rev Bonds (Upper IA Univ Proj), Ser 2012, 5.000%, 9–1–33	750	902

		3,539

Kansas – 2.0%
Arkansas City, KS, Pub Bldg Comsn, Rev Bonds (South Cent KS Rgnl Med Ctr), Ser 2009, 7.000%, 9–1–38	500	531
Saint Marys, KS, Pollutn Ctl Rev Bonds (Westn Res, Inc. Proj), Ser 1994 (Auction rate), 1.520%, 4–15–32 (A)	2,000	1,860
Shawnee Cnty, KS, Cert of Part (First Responders Comm Proj), Ser 2012, 5.000%, 9–1–24	1,050	1,159

		3,550

Kentucky – 2.1%
Cmnwlth of KY, State Ppty and Bldg Comsn, Rev and Rev Rfdg Bonds, Proj No. 90, 5.750%, 11–1–19	500	531
Jefferson Cnty, KY, Envirnmt Fac Rev Bonds (Louisville Gas and Elec Co. Proj), Ser 2001A (Auction rate), 2.160%, 9–1–27 (A)	1,500	1,365
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A: 5.500%, 6–1–21	500	562
6.500%, 3–1–45	675	777
Louisville Rgnl Arpt Auth, Arpt Sys Rev Bonds, Ser 2008A, 5.250%, 7–1–28	500	520

		3,755

Louisiana – 2.7%
LA Citizens Prop Ins Corp., Assmt Rev Rfdg Bonds, Ser 2012, 5.000%, 6–1–24	500	587
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Hosp Rev Bonds (Women’s Hosp Fndtn Gulf Opp Zone Proj), Ser 2010B, 6.000%, 10–1–44	750	865
New Orleans Aviation Board, Rev Rfdg Bonds (Restructuring GARBs), Ser 2009A-1, 6.000%, 1–1–23	500	537
New Orleans, LA, GO Rfdg Bonds, Ser 2012 (Insured by AGM), 5.000%, 12–1–26	1,500	1,719
Rgnl Transit Auth, New Orleans, LA, Sales Tax Rev Bonds, Ser 2010 (Insured by AGM), 5.000%, 12–1–22	1,000	1,113

		4,821

Maine – 1.4%
ME Tpk Auth, Tpk Rev Rfdg Bonds, Ser 2015, 5.000%, 7–1–34	2,255	2,603

Maryland – 0.8%
MD Econ Dev Corp., Pollutn Ctl Rev Rfdg Bonds (Potomac Elec Proj), Ser 2006, 6.200%, 9–1–22	500	542
MD Hlth and Higher Edu Fac Auth, Rev Bonds, Johns Hopkins Hlth Sys Oblig Group Issue, Ser 2012D (3-Month U.S. LIBOR*0.67 plus 83 bps), 1.534%, 5–15–38 (A)	965	967

		1,509

Massachusetts – 0.6%
MA Dev Fin Agy, Rev Bonds, Foxborough Rgnl Charter Sch Issue, Ser 2010, 6.375%, 7–1–30	485	526
MA Edu Fin Auth, Edu Loan Rev Bonds, Issue I, Ser 2009, 6.000%, 1–1–28	510	539

		1,065

Michigan – 3.7%
Kalamazoo Hosp Fin Auth, Hosp Rev Rfdg Bonds (Bronson Methodist Hosp), Ser 2003A, 5.000%, 5–15–26	500	515
Lincoln Consolidated Sch Dist, Cnty of Washtenaw and Wayne, MI, Rfdg Bonds, Ser 2016A, 5.000%, 5–1–35	500	572
MI Fin Auth, Hosp Rev and Rfdg Bonds (Trinity Hlth Credit Group), Ser 2015MI, 5.000%, 12–1–35	500	558
MI State Bldg Auth, Rev and Rfdg Bonds (Fac Prog), Ser 2015I, 5.000%, 4–15–34	500	569
MI State Bldg Auth, Rev and Rfdg Bonds (Fac Prog), Ser 2016I, 4.000%, 10–15–36	1,000	1,051
MI State Hosp Fin Auth, Hosp Rev and Rfdg Bonds (Henry Ford Hlth Sys), Ser 2009, 5.750%, 11–15–39	750	831
MI State Hosp Fin Auth, Var Rate Rev Bonds (Ascension Hlth Credit Group), Ser 1999B-4, 5.000%, 11–15–32	2,000	2,294
State Bldg Auth, MI, 2008 Rev Rfdg Bonds (Fac Prog), Ser I, 5.000%, 10–15–18	305	320

		6,710

Minnesota – 0.3%
Minneapolis-St. Paul Metro Arpt Comsn, Sub Arpt Rev Rfdg Bonds, Ser 2010D, 5.000%, 1–1–20	500	542

Mississippi – 0.4%
The Univ of Southn MS, S.M. Edu Bldg Corp., Rev Bonds (Campus Fac Impvt Proj), Ser 2009, 5.375%, 9–1–36	750	818

Missouri – 5.3%
Broadway-Fairview Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A, 6.125%, 12–1–36	175	137
Hlth and Edu Fac Auth, Hlth Fac Rev Bonds (The Children’s Mercy Hosp), Ser 2009, 5.625%, 5–15–39	750	812
Indl Dev Auth of Joplin, MO, Hlth Fac Rev Bonds (Freeman Hlth Sys), Ser 2011, 5.500%, 2–15–31	750	820
Kansas City, MO, Spl Oblig Impvt and Rfdg Bonds (Downtown Arena Proj), Ser 2016E, 5.000%, 4–1–40	2,000	2,244
MO Joint Muni Elec Util Comsn, Power Proj Rev Rfdg Bonds (Iatan 2 Proj), Ser 2015A, 5.000%, 12–1–37	1,000	1,131
MO Joint Muni Elec Util Comsn, Power Proj Rev Rfdg Bonds (Prairie State Proj), Ser 2016A, 5.000%, 12–1–40	1,000	1,139
Platte Cnty R-III Sch Dist Bldg Corp., Leasehold Rfdg and Impvt Rev Bonds, Ser 2008, 5.000%, 3–1–28	340	348
St. Louis Cnty, MO, Indl Dev Auth, Sr Living Fac Rev Bonds (Friendship Vlg Sunset Hills), Ser 2012, 5.000%, 9–1–32	1,120	1,209
St. Louis Muni Fin Corp., Compound Int Leasehold Rev Bonds (Convention Ctr Cap Impvt Proj), Ser 2010A (Insured by AGM), 0.000%, 7–15–36 (B)	2,350	1,090
The Indl Dev Auth of Platte Cnty, MO, Trans Rev Bonds (Zona Rosa Phase II Retail Proj), Ser 2007, 6.850%, 4–1–29	200	208
The Indl Dev Auth of St. Louis, MO, Sr Living Fac Rev Bonds (Friendship Vlg of West Cnty), Ser 2007A, 5.500%, 9–1–28	500	501

		9,639

Nebraska – 1.3%
Omaha, NE, Pub Power Dist, Separate Elec Sys Rev Bonds (NE City 2), Ser 2015A, 5.000%, 2–1–33	1,000	1,153
Omaha, NE, Pub Power Dist, Separate Elec Sys Rev Bonds (NE City 2), Ser 2016A, 5.000%, 2–1–41	1,000	1,143

		2,296

Nevada – 0.6%
Las Vegas Redev Agy, NV, Tax Incr Rev Bonds, Ser 2009A, 8.000%, 6–15–30	500	566
Overton Power Dist No. 5 (NV), Spl Oblig Rev Bonds, Ser 2008: 6.250%, 12–1–17	270	276
6.500%, 12–1–18	290	313

		1,155

New Hampshire – 0.4%
NH Hlth and Edu Fac Auth, Rev Bonds, Rivermead Issue, Ser 2011A, 6.875%, 7–1–41	150	169
NH Hlth and Edu Fac Auth, FHA Insd Mtg Rev Bonds, LRG Hlthcare Issue, Ser 2009 (Insured by FHA), 7.000%, 4–1–38	500	564

		733

New Jersey – 2.6%
NJ Econ Dev Auth, Rev Bonds (Provident Group-Montclair Ppty LLC – Montclair St Univ Student Hsng Proj), Ser 2010A, 5.750%, 6–1–31	850	920
NJ Econ Dev Auth, Sch Fac Constr Rfdg Bonds, Ser 2011EE, 5.250%, 9–1–24	500	531
NJ Higher Edu Student Assistance Auth, Student Loan Rev Bonds, Ser 2011-1, 5.000%, 12–1–19	500	538
NJ Hlth Care Fac Fin Auth, Rev and Rfdg Bonds, Barnabas Hlth Issue, Ser 2011A, 5.625%, 7–1–37	500	586
NJ Hlth Care Fac Fin Auth, Rev Bonds, Virtua Hlth Issue, Ser 2009A, 5.500%, 7–1–38	500	540
NJ Trans Trust Fund Auth, Trans Sys Bonds (Cap Apprec Bonds), Ser 2010A, 0.000%, 12–15–40 (B)	2,000	591
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2006A (Insured by AGM/CR), 5.500%, 12–15–22	500	582
Passaic Vly Sewerage Commissioners (NJ), Sewer Sys Bonds, Ser G, 5.750%, 12–1–21	435	506

		4,794

New Mexico – 0.0%
NM Mtg Fin Auth, Sngl Fam Mtg Prog Class I Bonds, Ser 2008D-2 (Insured by GNMA/FNMA/FHLMC), 5.250%, 7–1–30	50	51

New York – 9.9%
Buffalo and Erie Cnty Indl Land Dev Corp., Oblig Group Rev Bonds (Catholic Hlth Sys, Inc. Proj), Ser 2015, 5.250%, 7–1–35	750	839
Dormitory Auth of the State of NY, State Personal Income Tax Rev Bonds (Gen Purp), Ser 2015C (Tax-Exempt), 5.000%, 2–15–38	750	873
Long Island Power Auth, Elec Sys Gen Rev Bonds, Ser 2014A (Insured by AGM), 5.000%, 9–1–39	1,500	1,687
Metro Trans Auth, Trans Rev Green Bonds, Ser 2016A-1, 5.000%, 11–15–41	500	578

NY Dormitory Auth, Mercy Med Ctr Rev Bonds (Catholic Hlth of Long Island Oblig Group), Ser 1999B (Auction rate), 2.321%, 7–1–29 (A)	1,300	1,211
NY Enrg Research and Dev Auth, Pollutn Ctl Rev Bonds (Niagara Mohowk Power Corp. Proj), Ser 1985A (Insured by AMBAC) (Auction rate), 3.068%, 12–1–23 (A)	1,380	1,325
NY Enrg Research and Dev Auth, Pollutn Ctl Rev Bonds (Niagara Mohawk Power Corp. Proj), Ser 2004A (Insured by Capital Assurance, Inc.) (Auction rate), 3.068%, 7–1–29 (A)	1,280	1,241
NY State Enrg Research and Dev Auth, Fac Rev Bonds (Consolidated Edison Co. of NY, Inc. Proj), Sub Ser 1999A-1 (Insured by AMBAC) (Auction rate), 1.365%, 5–1–34 (A)	2,000	1,840
NYC GO Bonds, Fiscal 2014 Ser G, 5.000%, 8–1–30	1,000	1,166
NYC Hsng Dev Corp., Multi-Fam Hsng Rev Bonds, Ser 2009K, 4.950%, 11–1–39	415	427
NYC Indl Dev Agy, Pilot Rev Bonds (Yankee Stadium Proj), Ser 2009A: 0.000%, 3–1–25 (B)	500	409
0.000%, 3–1–26 (B)	500	393
0.000%, 3–1–27 (B)	500	377
NYC Muni Water Fin Auth, Water and Sewer Sys Second Gen Resolution Rev Bonds, Ser 2015HH, 5.000%, 6–15–37	1,500	1,740
NYC Transitional Fin Auth, Bldg Aid Rev Bonds, Ser 2016S-1, 5.000%, 7–15–37	1,000	1,156
NYC Transitional Fin Auth, Future Tax Secured Tax-Exempt Sub Bonds, Ser 2013I, 5.000%, 5–1–29	400	468
Port Auth of NY & NJ Consolidated Bonds, One Hundred Fifty-Second Ser (Insured by BHAC), 5.750%, 11–1–30	500	520
Util Debt Securitization Auth, Restructuring Bonds, Ser 2013TE, 5.000%, 12–15–31	1,500	1,763

		18,013

North Carolina – 0.5%
NC Eastn Muni Power Agy, Power Sys Rev Bonds, Ser 2008C, 6.000%, 1–1–19	70	73
NC Tpk Auth, Triangle Expressway Sys Rev Bonds, Ser 2009A, 0.000%, 1–1–37 (B)	500	238
Oak Island, NC, Enterprise Sys Rev Bonds, Ser 2009, 6.000%, 6–1–34	500	547

		858

Ohio – 0.5%
OH Air Quality Dev Auth, Envirnmt Impvt Rev Bonds (Buckeye Power, Inc. Proj), Ser 2010, 5.750%, 12–1–30	500	570
Toledo-Lucas Cnty Port Auth, Dev Rev Bonds (NW OH Bond Fund) (Midwest Terminals Proj), Ser 2007C, 6.000%, 11–15–27	350	353

		923

Oklahoma – 0.5%
Grand River Dam Auth, Rev Bonds, Ser 2008A (Insured by BHAC), 5.000%, 6–1–18	905	939

Oregon – 0.8%
Hosp Fac Auth of Clackamas Cnty, OR, Rev Bonds (Legacy Hlth Sys), Ser 2009A, 5.500%, 7–15–35	250	272

Port of Portland, OR, Portland Intl Arpt Rfdg Rev Bonds, Ser Twenty-Three, 5.000%, 7–1–34	1,000	1,157

		1,429

Pennsylvania – 4.0%
Dauphin Cnty Gen Auth, Hlth Sys Rev Bonds (Pinnacle Hlth Sys Proj), Ser 2009A, 6.000%, 6–1–36	600	656
Lycoming Cnty Auth, Hlth Sys Rev Bonds (Susquehanna Hlth Sys Proj), Ser 2009A, 5.750%, 7–1–39	500	542
PA Auth for Indl Dev, Rev Bonds (MaST Charter Sch Proj), Ser 2010, 6.000%, 8–1–35	750	859
PA Higher Edu Fac Auth, Rev Bonds (Shippensburg Univ Student Svc, Inc. Student Hsng Proj at Shippensburg Univ of PA), Ser 2011, 6.000%, 10–1–26	500	553
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009D, 5.500%, 12–1–41	750	829
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2010 B-2, 5.750%, 12–1–28	1,500	1,720
PA Tpk Comsn, Tpk Sub Rev Rfdg Bonds, Ser 2016, 5.000%, 6–1–38	1,000	1,112
Philadelphia Auth Indl Dev, Rev Bonds (Mariana Bracetti Academy Charter Sch Proj), Ser 2011, 7.250%, 12–15–31	400	439
Philadelphia, PA, GO Rfdg Bonds, Ser 2008A (Insured by AGM), 5.250%, 12–15–24	445	473

		7,183

Rhode Island – 0.1%
RI Student Loan Auth, Student Loan Prog Rev Bonds, Sr Ser 2008A, 5.250%, 12–1–18	230	234

Tennessee – 0.7%
Memphis-Shelby Cnty Arpt Auth, Arpt Rfdg Rev Bonds, Ser 2010B, 5.750%, 7–1–25	750	841
The Hlth, Edu and Hsng Fac Board of Shelby, TN, Rev Bonds (Methodist Le Bonheur Hlthcare), Ser 2008C, 5.250%, 6–1–18	500	519

		1,360

Texas – 7.9%
Arlington, TX, Spl Tax Rev Bonds, Ser 2008 (Insured by BHAC), 5.000%, 8–15–18	300	308
Austin, TX, Arpt Sys Rev Bonds (Travis, Williamson and Hays Cntys), Ser 2014, 5.000%, 11–15–39	1,000	1,115
Board of Regents, TX State Univ Sys, Rev Fin Sys Rev Bonds, Ser 2008, 5.250%, 3–15–19	355	366
Cass Cnty Indl Dev Corp., Envirnmt Impvt Rev Rfdg Bonds, Ser 2009A, 9.250%, 3–1–24	500	561
Clifton Higher Edu Fin Corp., Edu Rev Bonds (IDEA Pub Sch), Ser 2011, 5.750%, 8–15–41	500	541
Clifton Higher Edu Fin Corp., Edu Rev Bonds (Uplift Edu), Ser 2014A, 4.250%, 12–1–34	1,000	1,014
Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008, 6.000%, 2–15–33	1,000	1,021
Houston Higher Edu Fin Corp., Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2011A, 6.500%, 5–15–31	1,000	1,196

Houston, TX, Arpt Sys, Sub Lien Rev Rfdg Bonds, Ser 2012A, 5.000%, 7–1–32	500	545
Howard Cnty, TX, GO Bonds, Ser 2008, 4.650%, 2–15–24	505	517
Lower Colorado River Auth, Rfdg Rev Bonds, Ser 2008A, 5.750%, 5–15–23	500	521
Mission Econ Dev Corp., Solid Waste Disp Rev Bonds (Dallas Clean Enrg McCommas Bluff LLC Proj), Ser 2011, 5.625%, 12–1–17	150	151
North TX Twy Auth, Sys Rev Rfdg Bonds, Ser 2008D, 0.000%, 1–1–30 (B)	2,000	1,352
North TX Twy Auth, Sys Rev Rfdg Bonds (First Tier Current Int Bonds), Ser 2008A, 6.000%, 1–1–25	500	513
Prosper, TX (Collin Cnty), Combination Tax and Rev Cert of Oblig, Ser 2008, 5.500%, 2–15–20	500	514
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Buckingham Sr Living Cmnty, Inc. Proj), Ser 2007, 5.625%, 11–15–27	250	252
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Buckingham Sr Living Cmnty, Inc. Proj), Ser 2015A, 5.250%, 11–15–35	400	416
Trinity River Auth of TX (Tarrant Cnty Water Proj), Impvt Rev Bonds, Ser 2008, 5.750%, 2–1–26	325	334
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009, 6.875%, 12–31–39	500	562
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (LBJ Infra Group LLC IH-635 Managed Lanes Proj), Ser 2010, 7.500%, 6–30–33	750	864
TX Pub Fin Auth, TX Southn Univ Rev Fin Sys Bonds, Ser 2016 (Insured by BAMAC), 4.000%, 5–1–33	500	517
TX Trans Comsn, Cent TX Tpk Sys Rev Bonds (First Tier Rev Rfdg Bonds), Ser 2015-B, 5.000%, 8–15–37	1,000	1,128

		14,308

Utah – 0.3%
Midvale, UT, Muni Bldg Auth Lease Rev Bonds (City Hall Proj), Ser 2012, 2.000%, 10-15-17	465	466

Virginia – 0.4%
Indl Dev Auth of Washington Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009C, 7.500%, 7–1–29	500	538
VA Pub Bldg Auth, Pub Fac Rev Bonds, Ser 2008B, 5.250%, 8–1–22	250	262

		800

Washington – 0.5%
Port of Seattle, Intermediate Lien Rev Rfdg Bonds, Ser 2015B, 5.000%, 3–1–35	300	342
WA Hlth Care Fac Auth, Rev Bonds (Virginia Mason Med Ctr), Ser 2007C, 5.500%, 8–15–36	500	502

		844

West Virginia – 0.3%
WV Hosp Fin Auth, Hosp Rev Rfdg and Impvt Bonds (WV Utd Hlth Sys Oblig Group), Ser 2009C, 5.500%, 6–1–39	500	542

Wisconsin – 1.9%
Milwaukee Cnty, WI, Arpt Rev Rfdg Bonds, Ser 2010B, 5.000%, 12–1–19	1,000	1,082
WI Hlth and Edu Fac Auth, Rev Bonds (Ascension Sr Credit Group), Ser 2016A, 4.000%, 11–15–33	1,000	1,035
WI Hlth and Edu Fac Auth, Rev Bonds (Med College of WI, Inc.), Ser 2016, 5.000%, 12–1–41	750	858
WI Hlth and Edu Fac Auth, Rev Bonds (Pro Hlth Care, Inc. Oblig Group), Ser 2009, 6.625%, 2–15–39	500	545

		3,520

Wyoming – 0.3%
WY Muni Power Agy, Power Supply Sys Rev Bonds, Ser 2008A, 5.250%, 1–1–23	500	511

TOTAL MUNICIPAL BONDS – 91.6%		$166,136
(Cost: $156,918)

SHORT-TERM SECURITIES
Master Note – 1.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.440%, 7–5–17 (C)	1,972	1,972

Municipal Obligations – 6.3%
Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2006 (GTD by U.S. Bank N.A.) (BVAL plus 13 bps), 0.920%, 7–7–17 (C)	1,650	1,650
Harris Cnty Hosp Dist, Sr Lien Rfdg Rev Bonds, Ser 2010 (GTD by JPMorgan Chase & Co.) (BVAL plus 11 bps), 0.920%, 7–7–17 (C)	2,000	2,000
MN Office of Higher Edu, Adj Rate Supplemental Student Loan Prog Rev Bonds, Ser 2008B (Tax-Exempt), (GTD by U.S. Bank N.A.) (BVAL plus 12 bps), 0.940%, 7–7–17 (C)	1,750	1,750

The Regents of the Univ of CA, Gen Rev Bonds, Ser AL (BVAL plus 9 bps), 0.910%, 7–7–17 (C)	5,000	5,000
Univ of KS Hosp Auth, Var Rate Demand Hlth Fac Rev Bonds (KU Hlth Sys), Ser 2004 (GTD by U.S. Bank N.A.) (BVAL plus 17 bps), 0.950%, 7–1–17 (C)	1,000	1,000

		11,400

TOTAL SHORT-TERM SECURITIES – 7.4%		$13,372
(Cost: $13,372)

TOTAL INVESTMENT SECURITIES – 99.0%		$179,508
(Cost: $170,290)

CASH AND OTHER ASSETS, NET OF LIABILITIES (D) – 1.0%		1,745

NET ASSETS – 100.0%		$181,253

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Description of the reference rate and spread, if applicable, are included in the security description.

(B)	Zero coupon bond.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(D)	Cash of $116 has been pledged as collateral on open futures contracts.

The following futures contracts were outstanding at June 30, 2017 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Value	Unrealized Depreciation
U.S. Treasury Long Bond	Short	9-29-17	30	$(4,611)	$(41)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2017:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$166,136	$—
Short-Term Securities	—	13,372	—
Total	$—	$179,508	$—
Liabilities
Futures Contracts	$41	$—	$—

During the period ended June 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

AGM = Assured Guaranty Municipal

AMBAC = American Municipal Bond Assurance Corp.

BAMAC = Build America Mutual Assurance Co.

BHAC = Berkshire Hathaway Assurance Corporation

BVAL = Bloomberg Valuation Municipal AAA Benchmark

CR = Custodial Receipts

FHA = Federal Housing Administration

FHLMC = Federal Home Loan Mortgage Corp.

FNMA = Federal National Mortgage Association

GNMA = Government National Mortgage Association

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

SIFMA = Securities Industry and Financial Markets Association

For Federal income tax purposes, cost of investments owned at June 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$170,290

Gross unrealized appreciation	9,703
Gross unrealized depreciation	(485)

Net unrealized appreciation	$9,218

SCHEDULE OF INVESTMENTS Ivy Municipal High Income Fund (in thousands)	JUNE 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Education Services – 0.2%
1155 Island Avenue LLC (A)(H)	6,578	$2,039

TOTAL COMMON STOCKS – 0.2%		$2,039
(Cost: $1,075)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary
Education – 0.3%
1155 Island Avenue LLC, 10.000%, 12–11–24 (A)	$310	310
1155 Island Avenue LLC (10.000% Cash or 12.500% PIK), 10.000%, 12–11–24 (A)(B)	2,960	2,960

		3,270

TOTAL CORPORATE DEBT SECURITIES – 0.3%		$3,270
(Cost: $2,916)

MUNICIPAL BONDS
Alabama – 2.3%
AL 21st Century Auth, Tob Stlmt Rev Bonds, Ser 2012-A, 5.000%, 6–1–21	1,000	1,125
DC Tob Stlmt Fin Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2006A, 0.000%, 6–15–46 (C)	26,000	3,900
Fairfield, AL, GO Warrants, Ser 2012, 6.000%, 6–1–37	8,485	8,905
Jefferson Cnty, AL, Swr Rev Bonds, Ser 2013-D, 6.500%, 10–1–53	7,500	9,045

		22,975

Alaska – 1.0%
Northn Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2006A Sr Cur Int Bonds, 5.000%, 6–1–46	10,000	9,696

American Samoa – 0.5%
American Samoa Econ Dev Auth, Gen Rev and Rfdg Bonds, Ser 2015A, 6.625%, 9–1–35	5,000	5,022

Arizona – 1.2%
Indl Dev Auth of Pima, Edu Rev Bonds (Noah Webster Sch – Pima Proj), Tax-Exempt Ser 2014A, 7.000%, 12–15–43	1,500	1,657
Indl Dev Auth of Tempe, AZ, Rev Rfdg Bonds (Friendship Vlg of Tempe), Ser 2012A: 6.000%, 12–1–27	2,390	2,578
6.250%, 12–1–42	2,150	2,290
6.250%, 12–1–46	1,000	1,063
Indl Dev Auth of Yavapai, Edu Rev Bonds (AZ Agribusiness and Equine Ctr, Inc. Proj), Ser 2011, 7.875%, 3–1–42	3,500	3,947

		11,535

California – 9.6%
Adelanto Pub Auth, Fixed Rate Rfdg Rev Bonds (Util Sys Proj), Ser 2009A, 6.750%, 7–1–39	4,000	4,319
CA Muni Fin Auth, Charter Sch Rev Bonds (Palmdale Aerospace Academy Proj), Ser 2016A, 5.000%, 7–1–41	1,750	1,797

CA Muni Fin Auth, Edu Fac Rev Bonds (King/Chavez Academies Proj), Taxable Ser 2009B, 8.000%, 10–1–22	400	462
CA Muni Fin Auth, Edu Fac Rev Bonds (Literacy First Proj), Ser 2010B, 6.000%, 9–1–30	2,040	2,198
CA Sch Fin Auth, Charter Sch Rev Bonds (Coastal Academy Proj), Ser 2013A, 5.000%, 10–1–42	1,200	1,246
CA Statewide Cmnty Dev Auth, Edu Fac Rev Bonds (Independence Support LLC Proj), Ser 2015, 7.000%, 6–1–45	4,000	3,504
CA Statewide Cmnty Dev Auth, Rev Bonds (Lancer Plaza Proj), Ser 2013: 5.625%, 11–1–33	1,400	1,502
5.875%, 11–1–43	1,890	2,034
CA Statewide Cmnty Dev Auth, Rev Bonds (Loma Linda Univ Med Ctr), Ser 2016A, 5.000%, 12–1–46	3,000	3,237
CA Statewide Cmnty Dev Auth, Sr Living Rev Bonds (Southn CA Presbyterian Homes), Ser 2009: 6.625%, 11–15–24	2,490	2,775
7.000%, 11–15–29	2,000	2,219
7.250%, 11–15–41	6,000	6,641
CA Various Purp GO Bonds, 6.000%, 4–1–35	500	543
Cert of Part, Oro Grande Elem Sch Dist, Ser 2013, 5.125%, 9–15–42	2,760	2,996
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2007A-1: 5.000%, 6–1–33	2,245	2,256
5.125%, 6–1–47	13,140	13,139
Palamar Hlth, Rfdg Rev Bonds, Ser 2016, 4.000%, 11–1–39	5,700	5,576
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Part, 6.000%, 11–1–41	3,000	3,266
Redev Agy of San Buenaventura, Merged San Buenaventura Redev Proj, 2008 Tax Alloc Bonds, 8.000%, 8–1–38	100	102
San Buenaventura Rev Bonds (Cmnty Mem Hlth Sys), Ser 2011: 8.000%, 12–1–26	1,400	1,743
8.000%, 12–1–31	9,400	11,353
San Mateo Cmnty Fac Dist No. 2008-1 (Bay Meadows), Spl Tax Bonds, Ser 2012, 6.000%, 9–1–42	8,000	8,870
Tob Securitization Auth of Southn CA, Tob Stlmt Asset-Bkd Bonds (San Diego Cnty Tob Asset Securitization Corp.), Ser 2006A Sr Current Int Bonds, 5.000%, 6–1–37	12,395	12,396

		94,174

Colorado – 3.2%
Arkansas River Power Auth, CO, Power Rev Impvt Bonds, Ser 2008, 6.000%, 10–1–40	5,715	5,849
Arkansas River Power Auth, CO, Power Rev Impvt Bonds, Ser 2010, 6.125%, 10–1–40	5,000	5,343
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008A, 7.400%, 12–1–38	85	93

CO Edu and Cultural Fac Auth, Charter Sch Rev Dev and Rfdg Bonds (Windsor Charter Academy Proj), Ser 2016: 3.875%, 9–1–26	570	553
5.000%, 9–1–36	1,000	1,002
5.000%, 9–1–46	1,390	1,374
CO High Performance Trans Enterprise, U.S. 36 and I-25 Managed Lanes Sr Rev Bonds, Ser 2014, 5.750%, 1–1–44	3,250	3,506
CO Hlth Fac Auth, Rev Bonds (CO Sr Residences Proj), Ser 2012: 6.750%, 6–1–32 (D)	2,610	2,048
7.125%, 6–1–47 (D)	3,000	2,354
CO Hlth Fac Auth, Rev Bonds (Total Longterm Care Natl Oblig Group Proj), Ser 2010A, 6.250%, 11–15–40	1,250	1,456
Leyden Rock Metro Dist No. 10 (Arvada, CO), Ltd. Tax GO Rfdg and Impvt Bonds, Ser 2016A, 5.000%, 12–1–45	1,250	1,261
Leyden Rock Metro Dist No. 10 (Arvada, CO), Ltd. Tax Subordinate GO Bonds, Ser 2016B, 7.250%, 12–15–45	500	466
Littleton Vlg Metro Dist No. 2, Ltd. Tax GO and Spl Rev Bonds, Ser 2015, 5.375%, 12–1–45	1,700	1,712
Rgnl Trans Dist, Private Activity Bonds (Denver Transit Partn Eagle P3 Proj), Ser 2010, 6.500%, 1–15–30	3,000	3,368
Sierra Ridge Metro Dist No. 2, Ltd. Tax GO Bonds, Ser 2016A, 5.500%, 12–1–46	1,500	1,529

		31,914

Connecticut – 0.3%
CT Hlth and Edu Fac Auth, Hlthcare Fac Expansion Rev Bonds (Church Home of Hartford, Inc. Proj), Ser 2016A, 5.000%, 9–1–46	1,000	1,014
Harbor Point Infra Impvt Dist (Harbor Point Proj), Spl Oblig Rev Bonds, Ser 2010A, 7.875%, 4–1–39	2,000	2,230

		3,244

Delaware – 0.5%
DE Econ Dev Auth, Exempt Fac Rev Bonds (Indian River Power LLC Proj), Ser 2010, 5.375%, 10–1–45	5,000	5,213

District Of Columbia – 0.1%
Metro WA DC Arpt Auth, Dulles Toll Road, Second Sr Lien Rev Bonds, Ser 2010B, 0.000%, 10–1–44 (C)	1,000	1,162

Florida – 4.0%
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009: 6.500%, 11–1–29	875	933
6.750%, 11–1–39	2,060	2,201
Cap Trust Agy, FL, First Mtg Rev Bonds (Silver Creek St. Augustine Proj), Ser 2014A, 8.250%, 1–1–49	3,000	2,505
Cap Trust Agy, FL, First Mtg Rev Bonds (Silver Creek St. Augustine Proj), Ser 2016A, 5.750%, 1–1–50	645	609
Cap Trust Agy, FL, First Mtg Rev Bonds (Silver Creek St. Augustine Proj), Ser 2016B, 7.000%, 1–1–35	555	548

FL Dev Fin Corp., Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2010A: 6.000%, 9–15–40	4,000	4,124
6.125%, 6–15–43	5,500	5,901
FL Dev Fin Corp., Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2014A: 6.000%, 6–15–34	110	113
6.125%, 6–15–44	5,300	5,400
FL Dev Fin Corp., Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2015A, 6.000%, 6–15–35	2,000	2,058
FL Dev Fin Corp., Taxable Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2012B, 7.500%, 6–15–18	300	304
Lee Cnty Indl Dev Auth, Hlthcare Fac Rfdg Rev Bonds (Cypress Cove at Health Park FL, Inc. Proj), Ser 2012, 6.500%, 10–1–47	6,000	6,538
Miami-Dade Cnty Indl Dev Auth, Rev Bonds (Youth Co-Op Charter Sch Proj), Ser 2015A, 6.000%, 9–15–45	3,250	3,378
Mid-Bay Bridge Auth, 1st Sr Lien Rev Bonds, Ser 2015A, 5.000%, 10–1–40	2,000	2,247
Osceola Cnty, Expressway Sys Rev Bonds (Poinciana Prkwy Proj), Ser 2014A, 5.375%, 10–1–47	2,000	2,168

		39,027

Georgia – 1.2%
Cobb Cnty, GA, Dev Auth Sr Living Rfdg Rev Bonds (Provident Vlg Creekside Proj), Ser 2016A: 6.000%, 7–1–36	1,250	1,174
6.000%, 7–1–51	2,000	1,821
Greene Cnty Dev Auth, GA, First Mtg Rev Bonds (Glen-I LLC Proj), Ser 2015A, 7.250%, 1–1–46	9,000	9,100

		12,095

Guam – 0.5%
Cert of Part (JFK High Sch Proj), Dept of Edu, GU, Ser 2010A: 6.625%, 12–1–30	1,400	1,469
6.875%, 12–1–40	3,500	3,696

		5,165

Hawaii – 0.7%
Dept of Budget and Fin of HI, Spl Purp Sr Living Rev Bonds (15 Craigside Proj), Ser 2009A, 9.000%, 11–15–44	4,200	4,968
Kaua’I Cmnty Fac Dist No. 2008-1 (Kukul’ula Dev Proj), Spl Tax Rev Bonds, Ser 2012, 5.750%, 5–15–42	2,000	2,048

		7,016

Idaho – 0.2%
ID Hsng and Fin Assoc (Compass Pub Charter Sch, Inc. Proj), Ser 2010A: 6.250%, 7–1–40	1,000	1,046
6.250%, 7–1–45	550	575

		1,621

Illinois – 10.3%
Belleville, IL, Tax Incr Rfdg Rev Bonds (Frank Scott Pkwy Redev Proj), Ser 2007A, 5.700%, 5–1–36	4,160	4,160
Cert of Part, Metra Market of Chicago LLC Redev Proj, Ser A, 6.870%, 2–15–24	1,000	1,003
Chicago Midway Arpt, Second Lien Rev Rfdg Bonds, Ser 2013B, 5.000%, 1–1–35	3,000	3,321
Chicago Multi-Fam Hsng Rev Bonds (Goldblatts Supportive Living Proj), Ser 2013, 6.125%, 12–1–43	6,000	5,319
Chicago O’Hare Intl Arpt, Gen Arpt Sr Lien Rev Bonds, Ser 2015D, 5.000%, 1–1–46	2,000	2,263

Chicago O’Hare Intl Arpt, Gen Arpt Third Lien Rev Bonds, Ser 2011A, 5.750%, 1–1–39	1,000	1,135
Cook Cnty, IL, Recovery Zone Fac Rev Bonds (Navistar Intl Corp. Proj), Ser 2010, 6.500%, 10–15–40	2,000	2,078
Fairview Heights, IL, Tax Incr Rfdg Rev Bonds (Shoppes at St. Clair Square Redev Proj), Ser 2009A, 8.000%, 12–1–28	45	46
IL Fin Auth, Rev and Rfdg Bonds (Roosevelt Univ Proj), Ser 2009, 6.500%, 4–1–44	8,000	8,487
IL Fin Auth, Rev Bonds (Admiral at the Lake Proj), Ser 2010A, 8.000%, 5–15–40	13,000	14,444
IL Fin Auth, Rev Bonds (Lutheran Home and Svs Oblig Group), Ser 2012, 5.625%, 5–15–42	5,300	5,526
IL Fin Auth, Rev Bonds (Navistar Intl Corp. Proj), Ser 2010, 6.500%, 10–15–40	6,500	6,753
IL Fin Auth, Rev Bonds (Three Crowns Park Proj), Ser 2006A: 5.875%, 2–15–26	1,000	1,001
5.875%, 2–15–38	3,000	3,002
Springfield, Sangamon Cnty, IL, Spl Svc Area (Legacy Pointe), Tax Bonds, Ser 2009, 7.875%, 3–1–32	500	511
Springfield, Sangamon Cnty, IL, Spl Svc Area (Legacy Pointe), Tax Bonds, Ser 2010, 7.500%, 3–1–32	1,500	1,529
SW IL Dev Auth, Local Govt Prog Rev Bonds (City of Belleville-Carlyle/Green Mount Redev Proj), Ser 2011A, 7.000%, 7–1–41	6,000	6,178
SW IL Dev Auth, Local Govt Prog Rev Bonds (Granite City Proj), Ser 2008, 7.000%, 12–1–22	1,410	1,510
SW IL Dev Auth, Local Govt Prog Rev Bonds (Granite City Proj), Ser 2009, 8.000%, 1–15–22	165	169
SW IL Dev Auth, Local Govt Prog Rev Rfdg Bonds (Granite City Proj), Ser 2012, 5.250%, 3–1–23	3,535	3,599
Upper IL River Vly Dev Auth (Pleasant View Luther Home Proj), Rev Bonds, Ser 2010: 7.250%, 11–15–40	1,100	1,153
7.375%, 11–15–45	1,500	1,571
Upper IL River Vly Dev Auth, Multi-Fam Hsng Rev Bonds (Deer Park of Huntley Proj), Ser 2012, 6.500%, 12–1–32	4,930	5,100
Vlg of Bridgeview, Cook Cnty, IL, GO Bonds, Ser 2015A: 5.750%, 12–1–35	2,705	2,433
5.625%, 12–1–41	3,365	2,876
Vlg of Bridgeview, Cook Cnty, IL, GO Rfdg Bonds, Ser 2014A, 5.500%, 12–1–43	5,000	4,149
Vlg of East Dundee, Kane and Cook Cnty, IL, Ltd. Oblig Tax Incr Rev Bonds (Route 25 South Redev Proj), Ser 2012, 5.625%, 12–1–31	1,505	1,492
Vlg of Riverdale, Cook Cnty, IL, Unlimited Tax GO Bonds, Ser 2011, 8.000%, 10–1–36	9,785	10,464

		101,272

Indiana – 3.9%
City of Carmel, IN, Rev Bonds, Ser 2012A: 7.000%, 11–15–27	1,575	1,735
7.000%, 11–15–32	2,000	2,188
7.125%, 11–15–42	7,500	8,211
IN Fin Auth, Midwestn Disaster Relief Rev Bonds (OH Vly Elec Corp. Proj), Ser 2012A, 5.000%, 6–1–39	10,000	10,159
Lake Station 2008 Bldg Corp., Lake Station, IN, First Mtg Bonds, Ser 2010, 6.000%, 7–15–27	3,170	3,392

Terre Haute, IN, Rev Bonds (Westminister Vlg Proj), Ser 2012, 6.000%, 8–1–39	5,000	5,059
Whitestown, IN, Econ Dev Tax Incr Rev Bonds (Perry Indl Park and Whitestown Crossing Proj), Ser 2010A, 7.000%, 2–1–30	1,880	2,158
Whiting, IN, Redev Dist Tax Incr Rev Bonds (Lakefront Dev Proj), Ser 2010, 6.750%, 1–15–32	200	201
Whiting, IN, Redev Dist Tax Incr Rev Bonds (Standard Avenue Proj), Ser 2006, 5.350%, 1–15–27	3,220	3,220
Whiting, IN, Redev Dist Tax Incr Rev Bonds, Ser 2016, 4.000%, 1–15–32	1,600	1,500

		37,823

Kansas – 1.4%
Arkansas City, KS, Pub Bldg Comsn, Rev Bonds (South Cent KS Rgnl Med Ctr), Ser 2009: 6.250%, 9–1–24	1,145	1,198
7.000%, 9–1–38	500	531
Atchison, KS, Hosp Rev Bonds (Atchison Hosp Assoc), Ser 2009 (Bloomberg Fair Value Yield Index for the Qualified “A” Rated Municipal Index 5-Year Maturity plus 290 bps), 4.480%, 9–1–30 (E)	1,000	1,002
Kansas City, Wyandotte Cnty, KS, Unif Govt Spl Oblig Rev Sales Tax Bonds (Vacation Vlg Proj), Ser 2015A, 5.750%, 9–1–32	4,000	4,024
Lawrence, KS (The Bowersock Mills & Power Co. Hydroelec Proj), Indl Rev Bonds (Recovery Zone Fac Bonds), Ser 2010A, 7.625%, 8–1–37	4,000	4,188
Unif Govt of Wyandotte Cnty, Kansas City, KS, Spl Oblig Rfdg and Impvt Rev Bonds (Wyandotte Plaza Redev Proj), Ser 2016, 5.000%, 12–1–34	3,000	3,033

		13,976

Kentucky – 0.7%
KY Pub Trans Infra Auth, First Tier Toll Rev Bonds, Ser 2013A, 5.750%, 7–1–49	4,000	4,452
Murray, KY, Hosp Fac Rev Bonds (Murray-Calloway Cnty Pub Hosp Corp. Proj), Ser 2010, 6.375%, 8–1–40	2,000	2,138

		6,590

Louisiana – 0.5%
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Rev and Rfdg Bonds (CDF Hlthcare of LA LLC Proj), Ser 2015A, 5.625%, 6–1–45	5,000	5,032
LA Pub Fac Auth, Solid Waste Disp Fac Rev Bonds (LA Pellets, Inc. Proj - Phase IIA), Ser 2014A, 8.375%, 7–1–39 (D)	9,379	—	*
LA Pub Fac Auth, Solid Waste Disp Fac Rev Bonds (LA Pellets, Inc. Proj), Ser 2013B, 10.500%, 7–1–39 (D)	4,306	—	*

		5,032

Maine – 0.2%
ME Hlth and Higher Edu Fac Auth, Rev Bonds (Eastn ME Med Ctr Oblig Group Issue), Ser 2013, 5.000%, 7–1–43	2,000	2,062

Maryland – 0.1%
MD Econ Dev Corp., Econ Dev Rev Bonds (Terminal Proj), Ser B, 5.750%, 6–1–35	500	538

Massachusetts – 2.2%
MA Port Auth, Spl Fac Rev Bonds (Delta Air Lines, Inc. Proj), Ser 2001B (Auction Rate Sec) (Insured by AMBAC) (BMA Index*2.65), 2.014%, 1–1–31 (E)	25,000	21,812

Michigan – 2.5%
Detroit, MI, GO Bonds, Ser 2004-A (1) (Insured by AMBAC), 5.250%, 4–1–23	220	221
Econ Dev Corp. of Oakland Cnty, Ltd. Oblig Rev Rfdg Bonds (The Roman Catholic Archdiocese of Detroit), Ser 2011, 6.500%, 12–1–20	3,485	3,616
MI Fin Auth, Hosp Rev and Rfdg Bonds (Presbyterian Vlg of MI), Ser 2015, 5.250%, 11–15–35	3,000	3,134
MI Fin Auth, Pub Sch Academy Ltd. Oblig Rev and Rev Rfdg Bonds (MI Technical Academy Proj), Ser 2012: 7.100%, 10–1–31	1,000	1,004
7.450%, 10–1–41	2,000	2,011
MI Fin Auth, Pub Sch Academy Ltd. Oblig Rev Bonds (Hanley Intl Academy, Inc. Proj), Ser 2010A, 6.125%, 9–1–40 (D)	4,535	4,713
MI Fin Auth, Sr Edu Fac Rev Bonds (St. Catherine of Siena Academy Proj), Ser 2010A, 8.500%, 10–1–45 (D)	13,000	2,462
MI Fin Auth, State Aid Rev Notes (Detroit Sch Dist), Ser 2001A-1, 8.000%, 10–1–30	2,480	465
MI Pub Edu Fac Auth, Ltd. Oblig Rev Bonds (Old Redford Academy Proj), Ser 2005A, 5.875%, 12–1–30	1,720	1,720
MI Tob Stlmt Fin Auth, Tob Stlmt Asset-Bkd Bonds, Ser 2008C, 0.000%, 6–1–58 (C)	50,000	1,215
MI Tob Stlmt Fin Auth, Tob Stlmt Asset-Bkd Bonds, Sr Current Int Bonds, Ser 2007A, 5.125%, 6–1–22	3,635	3,616

		24,177

Minnesota – 0.4%
Minneapolis Hlth Care Sys, Rev Bonds (Fairview Hlth Svc), Ser 2008B, 6.500%, 11–15–38	3,675	3,922

Missouri – 1.8%
Arnold, MO, Real Ppty Tax Incr Rev Bonds (Arnold Triangle Redev Proj), Ser 2009A, 7.750%, 5–1–28	395	430
Belton, MO, Tax Incr Rev Bonds (Belton Marketplace Redev Proj), Ser 2012, 6.375%, 12–1–29	820	829
Broadway-Fairview Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A, 6.125%, 12–1–36	200	157
Grindstone Plaza Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A: 5.250%, 10–1–21	250	245
5.400%, 10–1–26	385	363
5.500%, 10–1–31	425	387
5.550%, 10–1–36	325	287

Jennings, MO, Tax Incr and Cmnty Impvt Rfdg Rev Bonds (Northland Redev Area Proj), Ser 2006, 5.000%, 11–1–23	1,360	1,296
Lakeside 370 Levee Dist (St. Charles Cnty, MO), Levee Dist Impvt Bonds, Ser 2008: 0.000%, 4–1–55 (C)	988	142
5.750%, 4–1–55	621	563
Land Clearance for Redev Auth of St. Louis, Recovery Zone Fac Bonds (Kiel Opera House Proj), Ser 2010B, 7.000%, 9–1–35	915	935
Lee’s Summit, MO, Tax Incr Rev Bonds (Summit Fair Proj), Ser 2011, 7.250%, 4–1–30	5,000	5,217
Meadows Trans Dev Dist (Lake Saint Louis, MO), Ser 2010, 5.400%, 5–1–35	660	669
St. Louis Muni Fin Corp., Compound Int Leasehold Rev Bonds (Convention Ctr Cap Impvt Proj), Ser 2010A (Insured by AGM): 0.000%, 7–15–36 (C)	750	348
0.000%, 7–15–37 (C)	1,500	666
Tax Incr Fin Comsn of Kansas City, MO, Tax Incr Rev Bonds (Brywood Ctr Proj), Ser 2010A, 8.000%, 4–1–33 (D)	3,950	1,381
The Elm Point Commons Cmnty Impvt Dist (St. Charles, MO), Spl Assmt Bonds, Ser 2007, 5.750%, 3–1–27	100	101
The Indl Dev Auth of Lee’s Summit, MO, Infra Fac Rev Bonds (Kensington Farms Impvt Proj), Ser 2007, 5.750%, 3–1–29	1,000	617
The Indl Dev Auth of Platte Cnty, MO, Trans Rev Bonds (Zona Rosa Phase II Retail Proj), Ser 2007, 6.850%, 4–1–29	200	207
The Indl Dev Auth of St. Joseph, MO, Hlthcare Rev Bonds (Living Cmnty of St. Joseph Proj), Ser 2002, 7.000%, 8–15–32 (D)	3,000	3,002

		17,842

Nebraska – 0.9%
Cent Plains Enrg Proj, Gas Proj Rev Bonds (Proj No. 3), Ser 2012: 5.250%, 9–1–37	5,000	5,492
5.000%, 9–1–42	3,000	3,232

		8,724

Nevada – 0.0%
Overton Power Dist No. 5 (NV), Spl Oblig Rev Bonds, Ser 2008, 8.000%, 12–1–38	265	291

New Hampshire – 0.3%
NH Hlth and Edu Fac Auth, Rev Bonds, Rivermead Issue, Ser 2011A, 6.875%, 7–1–41	2,300	2,588

New Jersey – 2.4%
NJ Econ Dev Auth, Cigarette Tax Rev Rfdg Bonds, Ser 2012: 5.000%, 6–15–26	1,000	1,078
5.000%, 6–15–28	1,000	1,071
5.000%, 6–15–29	500	533
NJ Hlth Care Fac Fin Auth, Rev and Rfdg Bonds (Univ Hosp Issue), Ser 2015A, 5.000%, 7–1–46	2,355	2,586
Tob Stlmt Fin Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2007-1A, 5.000%, 6–1–41	13,750	13,568
Tob Stlmt Fin Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2007-1A Sr Current Int Bonds, 4.750%, 6–1–34	5,000	4,975

		23,811

New Mexico – 0.3%
NM Hosp Equip Loan Council, Hosp Impvt and Rfdg Rev Bonds (Gerald Champion Rgnl Med Ctr Proj), Ser 2012A, 5.500%, 7–1–42	2,750	3,011

New York – 6.6%
Brooklyn Arena Local Dev Corp., PILOT Rev Rfdg Bonds (Barclays Ctr), Ser 2016A (Insured by AGM), 5.000%, 7–15–42	2,000	2,245
Build NYC Res Corp., Rev Bonds (Albert Einstein Sch of Medicine, Inc. Proj), Ser 2015, 5.500%, 9–1–45	2,400	2,624
Dormitory Auth, Sch Dist Rev Bond Fin Prog, Ser 2010A (Insured by AGM), 5.000%, 10–1–22	1,000	1,115
Glen Cove Local Econ Assistance Corp., Convertible Cap Apprec Rev Bonds (Garvies Point Pub Impvt Proj), Ser 2016C, 0.000%, 1–1–55 (C)	5,000	3,670
MTA Hudson Rail Yards Trust Oblig, Ser 2016A, 5.000%, 11–15–56	5,000	5,533
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014A2, 6.500%, 1–1–32	5,269	5,310
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014A4, 6.700%, 1–1–49	9,000	9,041
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014A5, 6.700%, 1–1–49	2,179	2,189
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014B, 5.500%, 7–1–20	2,300	2,294
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014C, 2.000%, 1–1–49	7,807	1,303
Nassau Cnty Tob Stlmnt Corp., Tob Stlmnt Asset-Bkd Bonds, Ser 2006A-3 Sr Current Int Bonds, 5.125%, 6–1–46	7,000	6,965
NY Liberty Dev Corp., Rev Bonds (3 World Trade Center Proj), Ser 2014, 5.000%, 11–15–44	10,000	10,725
The Orange Co. Funding Corp. (NY), Assisted Living Residence Rev Bonds (The Hamlet at Wallkill Assisted Living Proj), Ser 2012, 6.500%, 1–1–46	11,500	11,478

		64,492

North Carolina – 0.2%
NC Med Care Comsn, Ret Fac First Mtg Rev Bonds (Galloway Ridge Proj), Ser 2010A, 6.000%, 1–1–39	1,520	1,587

Ohio – 1.8%
Cleveland-Cuyahoga Cnty Port Auth, Dev Rev Bonds (Flats East Dev Proj), Ser 2010B, 7.000%, 5–15–40	2,490	2,730
Cnty of Muskingum, OH, Hosp Fac Rev Bonds (Genesis Hlth Care Sys Oblig Group Proj), Ser 2013, 5.000%, 2–15–48	8,000	8,362

Columbus-Franklin Cnty Fin Auth, Dev Rev Bonds (Cent OH Rgnl Bond Fund), (One Neighborhood Proj), Ser 2010A, 6.500%, 11–15–39	1,225	1,236
Greene Cnty Port Auth, Adult Svc Fac Rev Bonds (Greene, Inc. Proj), Ser 2009, 7.500%, 12–1–33	500	576
SE OH Port Auth, Hosp Fac Rev Rfdg and Impvt Bonds (Mem Hlth Sys of OH), Ser 2012, 6.000%, 12–1–42	3,750	4,139
Toledo-Lucas Cnty Port Auth, Dev Rev Bonds (Toledo Sch for the Arts Proj), Ser 2007B, 5.500%, 5–15–28	755	761

		17,804

Oklahoma – 0.9%
OK Cnty Fin Auth, Ret Fac Rev Bonds (Concordia Life Care Cmnty), Ser 2005: 6.125%, 11–15–25	1,860	1,860
6.000%, 11–15–38	7,495	7,367

		9,227

Oregon – 0.5%
Hosp Fac Auth of Salem, OR, Rev Rfdg Bonds (Cap Manor, Inc.), Ser 2012, 6.000%, 5–15–42	1,900	2,085
OR Fac Auth, Rev Bonds (Concordia Univ Proj), Ser 2010A: 6.125%, 9–1–30	900	1,036
6.375%, 9–1–40	1,750	2,027

		5,148

Pennsylvania – 5.9%
Cumberland Cnty Muni Auth, Rfdg Rev Bonds (Asbury PA Oblig Group), Ser 2010, 6.125%, 1–1–45	5,000	5,215
Delaware Cnty Indl Dev Auth, Charter Sch Rev Bonds (Chester Cmnty Charter Sch Proj), Ser 2010A, 6.125%, 8–15–40	11,750	10,729
PA Higher Edu Fac Auth, Rev Bonds (Edinboro Univ Fndtn Student Hsng Proj at Edinboro Univ of PA), Ser 2010, 6.000%, 7–1–43	2,530	2,885
PA Higher Edu Fac Auth, Student Hsng Rev Bonds (Univ Ppty, Inc. Student Hsng Proj at East Stroudsburg Univ of PA), Ser 2010, 6.000%, 7–1–21	1,000	1,097
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009E (SIFMA Municipal Swap Index plus 100 bps), 0.000%, 12–1–38 (E)	13,000	15,934
Philadelphia Auth Indl Dev, Rev Bonds (Global Leadership Academy Charter Sch Proj), Ser 2010, 6.375%, 11–15–40	1,000	1,057
Philadelphia Auth Indl Dev, Rev Bonds (Mariana Bracetti Academy Charter Sch Proj), Ser 2011: 7.150%, 12–15–36	6,000	6,543
7.625%, 12–15–41	6,925	7,698
Philadelphia Auth Indl Dev, Rev Bonds (New Foundations Charter Sch Proj), Ser 2012, 6.625%, 12–15–41	3,500	3,852
Philadelphia, PA, Gas Works Rev Bonds (1998 Gen Ordinace), Ninth Ser, 5.250%, 8–1–40	755	827
Scranton-Lackawanna Hlth and Welfare Auth, Univ Rev Bonds (Marywood Univ Proj), Ser 2016, 5.000%, 6–1–46	2,265	2,267

The Borough of Langhorne Manor, Higher Edu and Hlth Auth (Bucks Cnty, PA), Hosp Rev Bonds (Lower Bucks Hosp), Ser 1992, 7.300%, 7–1–12 (D)	70	17

		58,121

Puerto Rico – 4.1%
Cmnwlth of PR, GO Bonds of 2014, Ser A, 8.000%, 7–1–35 (D)	11,000	6,669
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2011C, 6.500%, 7–1–40 (D)	3,000	1,815
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2012A: 5.750%, 7–1–28 (D)	3,000	1,800
5.500%, 7–1–39 (D)	5,000	2,962
PR Aqueduct and Sewer Auth, Rev Bonds, Ser A, 6.000%, 7–1–47	10,000	8,030
PR Elec Power Auth, Power Rev Bonds, Ser 2010XX, 5.750%, 7–1–36	2,415	1,473
PR Elec Power Auth, Power Rev Bonds, Ser 2012A, 5.000%, 7–1–42	5,000	3,050
PR Elec Power Auth, Power Rev Bonds, Ser 2013A, 7.000%, 7–1–43	10,000	6,100
PR Pub Bldg Auth, Govt Fac Rev Rfdg Bonds, Ser U, 5.250%, 7–1–42 (D)	8,755	4,651
PR Pub Fin Corp. (Cmnwlth Approp Bonds), 2011 Ser B: 6.000%, 8–1–25 (D)	5,025	194
6.000%, 8–1–26 (D)	1,000	39
PR Sales Tax Fin Corp., Sales Tax Rev Bonds, First Sub Ser 2009A, 6.375%, 8–1–39	5,500	1,451
PR Sales Tax Fin Corp., Sales Tax Rev Bonds, First Sub Ser 2010A, 5.375%, 8–1–39	5,000	1,294
PR Sales Tax Fin Corp., Sales Tax Rev Bonds, First Sub Ser 2010C, 6.500%, 8–1–35	1,000	264

		39,792

South Carolina – 0.2%
Piedmont Muni Pwr Agy, SC, Elec Rev Rfdg Bonds, Ser 2008C, 5.750%, 1–1–34	1,550	1,772

Tennessee – 0.2%
Metro Nashville Arpt Auth, Arpt Impvt Rev Bonds, Ser 2015A, 5.000%, 7–1–40	2,000	2,280

Texas – 15.3%
Arlington, TX, Higher Edu Fin Corp., Edu Rev Bonds (Wayside Sch), Ser 2016A, 4.375%, 8–15–36	640	611
Cap Area Cultural Edu Fac Fin Corp., Rev Bonds (The Roman Catholic Diocese of Austin), Ser 2005B, 6.125%, 4–1–45	3,150	3,478
Cass Cnty Indl Dev Corp., Envirnmt Impvt Rev Bonds, Ser 2009A, 9.500%, 3–1–33	500	561
Cent TX Rgnl Mobility Auth, Sr Lien Rev Bonds, Ser 2010: 0.000%, 1–1–36 (C)	500	229
0.000%, 1–1–40 (C)	500	189
Cent TX Rgnl Mobility Auth, Sr Lien Rev Bonds, Ser 2015A, 5.000%, 1–1–45	4,000	4,505

Cent TX Rgnl Mobility Auth, Sub Lien Rev Rfdg Bonds, Ser 2013: 5.000%, 1–1–33	6,000	6,531
5.000%, 1–1–42	3,000	3,220
Dallas/Fort Worth Intl Arpt, Joint Rev Impvt Bonds, Ser 2013A, 5.000%, 11–1–45	8,000	8,645
Grand Prkwy Trans Corp., First Tier Toll Rev Bonds, Ser 2013A, 5.500%, 4–1–53	5,000	5,708
Hackberry, TX, Combination Spl Assmt and Contract Rev Road Bonds (Hackberry Hidden Cove Pub Impvt Dist No. 2 Proj), Ser 2009A: 8.625%, 9–1–29	120	127
9.000%, 9–1–38	1,245	1,323
Harris Cnty Cultural Edu Fac Fin Corp., Rev Rfdg Bonds (Space Ctr Houston Proj), Sr Ser 2009, 7.000%, 8–15–28	500	532
Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008: 6.000%, 2–15–33	2,000	2,042
6.000%, 2–15–38	250	255
Houston Higher Edu Fin Corp., Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2011A, 6.875%, 5–15–41	3,800	4,605
Houston, TX, Arpt Sys, Sub Lien Rev Rfdg Bonds, Ser 2011B: 5.000%, 7–1–25	1,000	1,129
5.000%, 7–1–26	2,680	3,025
La Vernia Higher Edu Fin Corp. (Winfree Academy Charter Sch), Edu Rev Bonds, Ser 2009, 9.000%, 8–15–38	2,425	2,589
La Vernia Higher Edu Fin Corp., Edu Rev Bonds (KIPP, Inc.), Ser 2009A, 6.375%, 8–15–44	2,000	2,218
Mission Econ Dev Corp., Solid Waste Disp Rev Bonds (Dallas Clean Enrg McCommas Bluff LLC Proj), Ser 2011, 6.875%, 12–1–24	2,540	2,571
New Hope Cultural Edu Fac Fin Corp., Edu Rev Bonds (Jubilee Academic Ctr), Ser 2016A, 5.000%, 8–15–46	4,000	4,000
New Hope Cultural Edu Fac Fin Corp., TX Ret Fac Rev Bonds (Carillon Lifecare Cmnty Proj), Ser 2016: 5.000%, 7–1–36	1,250	1,280
5.000%, 7–1–46	2,000	2,034
North TX Twy Auth, Spl Proj Sys Rev Bonds Convertible Cap Apprec Bonds, Ser 2011C, 0.000%, 9–1–43 (C)	9,000	9,610
Pharr, TX, Higher Edu Fin Auth, Edu Rev Bonds (Idea Pub Sch), Ser 2009A: 6.250%, 8–15–29	350	375
6.500%, 8–15–39	200	220
Sanger, TX, Indl Dev Corp., Indl Dev Rev Bonds (TX Pellets Proj), Ser 2012B, 8.000%, 7–1–38	12,870	3,700
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Air Force Vig Oblig Group Proj), Ser 2016, 5.000%, 5–15–45	4,000	4,057
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Buckingham Sr Living Cmnty, Inc. Proj), Ser 2007: 5.500%, 11–15–22	2,000	2,017
5.625%, 11–15–27	250	252
5.750%, 11–15–37	6,840	6,872
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Mirador Proj), Ser 2010A: 4.625%, 11–15–41	2,500	2,099
4.875%, 11–15–48	5,000	4,217
TX Muni Gas Acquisition and Supply Corp. III, Gas Supply Rev Bonds, Ser 2012, 5.000%, 12–15–32	3,000	3,290
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (LBJ Infra Group LLC IH-635 Managed Lanes Proj), Ser 2010: 7.500%, 6–30–32	2,000	2,310
7.500%, 6–30–33	2,700	3,109
7.000%, 6–30–40	11,430	12,945

TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009, 6.875%, 12–31–39	12,975	14,575
TX Pub Fin Auth Charter Sch Fin Corp., Edu Rev Bonds (Odyssey Academy, Inc.), Ser 2010A, 7.125%, 2–15–40	2,000	2,306
TX Trans Comsn, Cent TX Tpk Sys First Tier Rev Rfdg Bonds, Ser 2012-A, 5.000%, 8–15–41	10,000	11,053
Wise Cnty, TX, Lease Rev Bonds (Parker Cnty Jr College Dist Proj), Ser 2011, 8.000%, 8–15–34	5,000	5,773

		150,187

Utah – 0.6%
UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (North Davis Preparatory Academy), Ser 2010, 6.250%, 7–15–30	1,015	1,082
UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (North Star Academy Proj), Ser 2010B, 7.000%, 7–15–45	2,100	2,276
UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (Paradigm High Sch), Ser 2010, 6.375%, 7–15–40	2,160	2,262

		5,620

Virgin Islands – 0.8%
VI Pub Fin Auth, Rev Bonds (VI Matching Fund Loan Note), Ser 2010A, 5.000%, 10–1–25	3,330	2,823
VI Pub Fin Auth, Sub Rev Bonds (VI Matching Fund Loan Note – Diageo Proj), Ser 2009A: 6.625%, 10–1–29	3,135	2,584
6.750%, 10–1–37	3,000	2,412

		7,819

Virginia – 2.5%
Econ Dev Auth of James City Cnty, VA, Residential Care Fac Rev Bonds (VA Utd Methodist Homes of Williamsburg, Inc.), Ser 2013A: 6.000%, 6–1–43	3,029	2,821
2.000%, 10–1–48	983	47
Indl Dev Auth of Smyth Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009A, 8.000%, 7–1–38	450	487
Indl Dev Auth of Washington Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009C: 7.250%, 7–1–19	365	384
7.500%, 7–1–29	25	27
Mosaic Dist Cmnty Dev Auth, Fairfax Cnty, VA, Rev Bonds, Ser 2011A, 6.875%, 3–1–36	4,300	4,752
VA Small Business Fin Auth, Sr Lien Rev Bonds (Elizabeth River Crossing Opco LLC Proj), Ser 2012: 6.000%, 1–1–37	6,650	7,509
5.500%, 1–1–42	7,500	8,241

		24,268

Washington – 1.2%
Port of Sunnyside, Yakima Cnty, WA, Rev Bonds (Indl Wastewater Treatment Sys), Ser 2008, 6.625%, 12–1–21	1,610	1,659

WA Hlth Care Fac Auth, Rev Bonds (Cent WA Hlth Svcs Assoc), Ser 2009: 6.250%, 7–1–24	795	870
WA State Hsng Fin Comsn (Rockwood Ret Cmnty Proj), Nonprofit Hsng Rev and Rfdg Rev Bonds, Ser 2014A, 7.500%, 1–1–49	8,000	9,132

		11,661

West Virginia – 0.4%
Brooke Cnty, WV, Rev Bonds (Bethany College), Ser 2011A, 6.750%, 10–1–37	4,000	4,209

Wisconsin – 2.3%
Pub Fin Auth, Edu Rev Bonds (NC Charter Edu Fndtn Proj), Ser 2016A, 5.000%, 6–15–46	6,000	5,535
Pub Fin Auth, Higher Edu Fac Rev Bonds (Wittenberg Univ Proj), Ser 2016, 5.250%, 12–1–39	4,000	3,817
Pub Fin Auth, Sr Arpt Fac Rev and Rfdg Bonds (TrIps Obligated Group), Ser 2012B, 5.000%, 7–1–42	4,000	4,161
WI Hlth and Edu Fac Auth, Rev Bonds (Beloit College), Ser 2010A, 6.125%, 6–1–35	1,220	1,393
WI Pub Fin Auth, Edu Rev Bonds (Cornerstone Charter Academy Proj), Ser 2016A, 5.125%, 2–1–46	4,000	3,766
WI Pub Fin Auth, Edu Rev Bonds (Triad Edu Svc), Ser 2015A, 5.500%, 6–15–45	4,000	4,023

		22,695

TOTAL MUNICIPAL BONDS – 96.7%		$950,012
(Cost: $965,026)

SHORT-TERM SECURITIES
Master Note – 0.2%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.440%, 7–5–17 (F)	1,372	1,372

Municipal Obligations – 0.3%
Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2006 (GTD by U.S. Bank N.A.) (BVAL plus 13 bps), 0.920%, 7–7–17 (F)	750	750
Greenville Hosp Sys Board of Trustees, Hosp Rfdg Rev Bonds, Ser 2008B (GTD by U.S. Bank N.A.) (BVAL plus 10 bps), 0.900%, 7–7–17 (F)	500	500
NYC GO Bonds, Fiscal 2008 Ser L-4 (GTD by U.S. Bank N.A.) (BVAL plus 16 bps), 0.940%, 7–1–17 (F)	2,000	2,000

		3,250

TOTAL SHORT-TERM SECURITIES – 0.5%		$4,622
(Cost: $4,622)

TOTAL INVESTMENT SECURITIES – 97.7%		$959,943
(Cost: $973,639)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 2.3% (G)		23,037

NET ASSETS – 100.0%		$982,980

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(B)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.

(C)	Zero coupon bond.

(D)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Description of the reference rate and spread, if applicable, are included in the security description.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(G)	Cash of $1,259 has been pledged as collateral on open futures contracts.

(H)	Securities whose value was determined using significant unobservable inputs.

The following futures contracts were outstanding at June 30, 2017 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Value	Unrealized Depreciation
U.S. Treasury Long Bond	Short	9-29-17	327	$(50,256)	$(442)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$—	$—	$2,039
Corporate Debt Securities	—	3,270	—
Municipal Bonds	—	950,012	—
Short-Term Securities	—	4,622	—
Total	$—	$957,904	$2,039
Liabilities
Futures Contracts	$442	$—	$—

During the period ended June 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

AGM = Assured Guaranty Municipal

AMBAC = American Municipal Bond Assurance Corp.

BVAL = Bloomberg Valuation Municipal AAA Benchmark

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

PIK = Payment in Kind

SIFMA = Securities Industrial and Financial Markets Association

For Federal income tax purposes, cost of investments owned at June 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$973,639

Gross unrealized appreciation	70,601
Gross unrealized depreciation	(84,297)

Net unrealized depreciation	$(13,696)

SCHEDULE OF INVESTMENTS Ivy Natural Resources Fund (in thousands)	JUNE 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value
Canada
Energy – 4.3%
Seven Generations Energy Ltd., Class A (A)	829	$14,200
Suncor Energy, Inc.	413	12,058

		26,258

Materials – 4.5%
Potash Corp. of Saskatchewan, Inc.	1,021	16,644
West Fraser Timber Co. Ltd.	222	10,498

		27,142

Total Canada – 8.8%		$53,400
China
Materials – 0.0%
China Metal Recycling (Holdings) Ltd. (A)(B)	30,000	—	*

Total China – 0.0%		$—
Netherlands
Energy – 2.0%
Core Laboratories N.V.	123	12,436

Total Netherlands – 2.0%		$12,436
United Kingdom
Materials – 9.1%
BHP Billiton plc	1,254	19,212
Randgold Resources Ltd. ADR	189	16,729
Rio Tinto plc	464	19,605

		55,546

Total United Kingdom – 9.1%		$55,546
United States
Energy – 67.3%
Cabot Oil & Gas Corp.	766	19,200
Chevron Corp.	157	16,349
Cimarex Energy Co.	129	12,094
Concho Resources, Inc. (A)	135	16,376
Continental Resources, Inc. (A)	323	10,446
Diamondback Energy, Inc. (A)	165	14,689
Enterprise Products Partners L.P.	657	17,779
EOG Resources, Inc.	243	22,024
EQT Midstream Partners L.P.	108	8,075
Halliburton Co. (C)	938	40,075
Helmerich & Payne, Inc.	169	9,173
Keane Group, Inc. (A)	438	7,004
Magellan Midstream Partners L.P.	285	20,287
Marathon Petroleum Corp.	348	18,187
MPLX L.P.	462	15,430
Noble Energy, Inc.	357	10,093
Parsley Energy, Inc., Class A (A)	573	15,891
Patterson-UTI Energy, Inc.	824	16,627
Phillips 66	238	19,643
Pioneer Natural Resources Co.	104	16,548
Plains All American Pipeline L.P.	620	16,293
RPC, Inc.	1,055	21,325

RSP Permian, Inc. (A)	374	12,056
Schlumberger Ltd.	246	16,191
U.S. Silica Holdings, Inc.	153	5,432
WPX Energy, Inc. (A)	1,358	13,121

		410,408

Industrials – 6.4%
Flowserve Corp.	421	19,526
Union Pacific Corp.	181	19,658

		39,184

Materials – 6.0%
Air Products and Chemicals, Inc.	124	17,711
Dow Chemical Co. (The)	302	19,028

		36,739

Total United States – 79.7%		$486,331

TOTAL COMMON STOCKS – 99.6%		$607,713
(Cost: $603,574)

PREFERRED STOCKS
United States
Utilities – 0.0%
Konarka Technologies, Inc., 8.000%, Convertible (A)(B)(D)	3,500	—	*

Total United States – 0.0%		$—

TOTAL PREFERRED STOCKS – 0.0%		$—
(Cost: $10,850)

SHORT-TERM SECURITIES	Principal
Commercial Paper (E) – 0.4%
Kroger Co. (The) 1.300%, 7–3–17	$2,437	2,437

Master Note – 0.5%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps) 1.440%, 7–5–17 (F)	3,233	3,233

TOTAL SHORT-TERM SECURITIES – 0.9%		$5,670
(Cost: $5,670)

TOTAL INVESTMENT SECURITIES – 100.5%		$613,383
(Cost: $620,094)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.5)%		(3,093)

NET ASSETS – 100.0%		$610,290

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities whose value was determined using significant unobservable inputs.

(C)	All or a portion of securities with an aggregate value of $1,745 are held in collateralized accounts for OTC derivatives collateral and is governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(D)	Restricted security. At June 30, 2017, the Fund owned the following restricted security:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Konarka Technologies, Inc., 8.000%, Convertible	8-31-07	3,500	$10,850	$—

The total value of this security represented 0.0% of net assets at June 30, 2017.

(E)	Rate shown is the yield to maturity at June 30, 2017.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following forward foreign currency contracts were outstanding at June 30, 2017:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	28,518	U.S. Dollar	36,154	7-24-17	UBS AG	$—	$1,014
Canadian Dollar	50,662	U.S. Dollar	38,113	7-24-17	UBS AG	—	969
						$—	$1,983

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$607,713	$—	$—	*
Preferred Stocks	—	—	—	*
Short-Term Securities	—	5,670	—
Total	$607,713	$5,670	$—
Liabilities
Forward Foreign Currency Contracts	$—	$1,983	$—

During the period ended June 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at June 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$620,094

Gross unrealized appreciation	79,663
Gross unrealized depreciation	(86,375)

Net unrealized depreciation	$(6,712)

SCHEDULE OF INVESTMENTS Ivy Science and Technology Fund (in thousands)	JUNE 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Automobile Manufacturers – 0.6%
Tesla Motors, Inc. (A)	71	$25,783

Cable & Satellite – 0.6%
Altice USA, Inc., Class A (A)	710	22,930

Consumer Electronics – 1.0%
Garmin Ltd.	788	40,210

Internet & Direct Marketing Retail – 1.7%
Amazon.com, Inc. (A)	22	20,909
Netflix, Inc. (A)	314	46,899

		67,808

Total Consumer Discretionary – 3.9%		156,731
Consumer Staples
Agricultural Products – 0.0%
Arcadia Biosciences, Inc. (A)	2,029	913

Total Consumer Staples – 0.0%		913
Health Care
Biotechnology – 9.7%
Evogene Ltd. (A)(B)	1,465	7,398
Ionis Pharmaceuticals, Inc. (A)	2,557	130,054
Kite Pharma, Inc. (A)	500	51,835
Vertex Pharmaceuticals, Inc. (A)	1,539	198,370

		387,657

Health Care Facilities – 1.1%
Tenet Healthcare Corp. (A)	2,323	44,933

Health Care Technology – 3.8%
Cerner Corp. (A)	2,306	153,293

Managed Health Care – 1.4%
Cigna Corp.	325	54,435

Total Health Care – 16.0%		640,318
Information Technology
Application Software – 10.2%
ACI Worldwide, Inc. (A)(B)	7,802	174,540
Aspen Technology, Inc. (A)	2,477	136,902
Globant S.A. (A)	459	19,946
Silver Spring Networks, Inc. (A)(B)	4,105	46,300
Snap, Inc., Class A (A)	1,734	30,816

		408,504

Data Processing & Outsourced Services – 14.7%
Alliance Data Systems Corp.	753	193,390
Euronet Worldwide, Inc. (A)	1,895	165,577
Square, Inc., Class A (A)	1,797	42,153
WNS (Holdings) Ltd. ADR (A)(B)	5,463	187,724

		588,844

Electronic Components – 3.4%
Universal Display Corp.	1,235	134,907

Internet Software & Services – 13.6%
Alibaba Group Holding Ltd. ADR (A)	1,020	143,676
Alphabet, Inc., Class A (A)	99	91,945
Alphabet, Inc., Class C (A)	129	116,993
Facebook, Inc., Class A (A)(C)	1,094	165,238
Pandora Media, Inc. (A)	2,952	26,328

		544,180

IT Consulting & Other Services – 2.4%
Acxiom Corp. (A)	1,844	47,895
CSRA, Inc.	1,561	49,557

		97,452

Semiconductor Equipment – 1.6%
ASML Holding N.V., NY Registry Shares	387	50,430
Photronics, Inc. (A)	1,485	13,962

		64,392

Semiconductors – 19.9%
Cypress Semiconductor Corp.	7,689	104,955
Dialog Semiconductor plc (A)(D)	626	26,731
Marvell Technology Group Ltd.	3,901	64,436
Microchip Technology, Inc.	542	41,816
Micron Technology, Inc. (A)	9,027	269,549
Microsemi Corp. (A)	3,746	175,330
Rambus, Inc. (A)	5,497	62,832
Semtech Corp. (A)	1,532	54,756

		800,405

Systems Software – 5.1%
Microsoft Corp.	2,993	206,294

Technology Hardware, Storage & Peripherals – 2.0%
Hewlett-Packard Co.	4,597	80,359

Total Information Technology – 72.9%		2,925,337
Materials
Commodity Chemicals – 0.2%
BioAmber, Inc. (A)(B)	3,813	9,800

Fertilizers & Agricultural Chemicals – 0.1%
Marrone Bio Innovations, Inc. (A)(B)	2,608	3,364

Total Materials – 0.3%		13,164
Real Estate
Specialized REITs – 1.6%
QTS Realty Trust, Inc., Class A	1,219	63,811

Total Real Estate – 1.6%		63,811
Telecommunication Services
Alternative Carriers – 1.8%
Zayo Group Holdings, Inc. (A)	2,341	72,331

Total Telecommunication Services – 1.8%		72,331
Utilities
Renewable Electricity – 1.1%
Atlantica Yield plc	2,090	44,645

Total Utilities – 1.1%		44,645

TOTAL COMMON STOCKS – 97.6%		$3,917,250
(Cost: $2,171,258)

WARRANTS
Fertilizers & Agricultural Chemicals – 0.0%
Marrone Bio Innovations, Inc., expires 8–20–23 (B)(E)(F)	2,390	—	*

TOTAL WARRANTS – 0.0%		$0
(Cost: $—)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
Garmin Ltd.:
Call $52.50, Expires 7–21–17	1,492	46
Call $55.00, Expires 7–21–17	1,492	3

TOTAL PURCHASED OPTIONS – 0.0%		$49
(Cost: $323)

CORPORATE DEBT SECURITIES	Principal
Materials
Fertilizers & Agricultural Chemicals – 0.6%
Marrone Bio Innovations, Inc., 8.000%, 8–20–20 (B)(E)	$23,900	24,010

Total Materials – 0.6%		24,010

TOTAL CORPORATE DEBT SECURITIES – 0.6%		$24,010
(Cost: $23,900)

SHORT-TERM SECURITIES
Commercial Paper (G) – 1.1%
CVS Health Corp., 1.330%, 7–5–17	10,000	9,998
J.M. Smucker Co. (The), 1.310%, 7–5–17	5,000	4,999
Mattel, Inc., 1.430%, 7–10–17	6,000	5,997
River Fuel Co. #2, Inc. (GTD by Bank of Nova Scotia), 1.200%, 7–14–17	4,529	4,527
Rockwell Automation, Inc., 1.400%, 7–10–17	7,000	6,997
Sonoco Products Co., 1.330%, 7–3–17	1,105	1,105
Virginia Electric and Power Co., 1.410%, 7–11–17	10,000	9,996

		43,619

Master Note – 0.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.440%, 7–5–17 (H)	2,143	2,143

Notes – 0.4%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate), 1.080%, 7–7–17 (H)	16,000	16,000

TOTAL SHORT-TERM SECURITIES – 1.6%		$61,762
(Cost: $61,765)

TOTAL INVESTMENT SECURITIES – 99.8%		$4,003,071
(Cost: $2,257,246)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		9,283

NET ASSETS – 100.0%		$4,012,354

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(C)	All or a portion of securities with an aggregate value of $219 are held in collateralized accounts for OTC written options contracts collateral.

(D)	Listed on an exchange outside the United States.

(E)	Restricted securities. At June 30, 2017, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Principal	Cost	Market Value
Marrone Bio Innovations, Inc., 8.000%, 08-20-20	8-20-15	$23,900	$23,900	$24,010
Marrone Bio Innovations, Inc., expires 8-20-23	8-20-15	2,390	$—	$—
			$23,900	$24,010

The total value of these securities represented 0.6% of net assets at June 30, 2017.

(F)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(G)	Rate shown is the yield to maturity at June 30, 2017.

(H)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following written options were outstanding at June 30, 2017 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Pandora Media, Inc.	Bank of America N.A.	Put	11,940	July 2017	$8.50	$943	$(203)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2017.

	Level 1	Level 2		Level 3
Assets
Investments in Securities
Common Stocks	$3,917,250	$—		$—
Warrants	—	—	*	—
Purchased Options	49	—		—
Corporate Debt Securities	—	24,010		—
Short-Term Securities	—	61,762		—
Total	$3,917,299	$85,772		$—
Liabilities
Written Options	$—	$203		$—

During the period ended June 30, 2017, securities totaling $7,398 were transferred from Level 2 to Level 1 due to increased availability of observable market data due to increased market activity or information for these securities. Transfers out of Level 2 represent the values as of the beginning of the reporting period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$2,257,246

Gross unrealized appreciation	1,922,682
Gross unrealized depreciation	(176,856)

Net unrealized appreciation	$1,745,826

SCHEDULE OF INVESTMENTS Ivy Small Cap Core Fund (in thousands)	JUNE 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Auto Parts & Equipment – 4.8%
Visteon Corp. (A)	265	$27,015

Homebuilding – 0.7%
TRI Pointe Group, Inc. (A)	313	4,132

Homefurnishing Retail – 1.1%
Restoration Hardware Holdings, Inc. (A)	98	6,346

Movies & Entertainment – 1.5%
AMC Entertainment Holdings, Inc., Class A	377	8,584

Restaurants – 4.0%
Bob Evans Farms, Inc.	316	22,663

Total Consumer Discretionary – 12.1%		68,740
Consumer Staples
Packaged Foods & Meats – 6.3%
Pinnacle Foods, Inc.	436	25,912
Post Holdings, Inc. (A)	123	9,551

		35,463

Soft Drinks – 1.1%
Coca-Cola Bottling Co. Consolidated	28	6,433

Total Consumer Staples – 7.4%		41,896
Energy
Oil & Gas Exploration & Production – 3.7%
Laredo Petroleum Holdings, Inc. (A)	1,985	20,879

Total Energy – 3.7%		20,879
Financials
Life & Health Insurance – 1.3%
American Equity Investment Life Holding Co.	285	7,487

Regional Banks – 11.6%
Chemical Financial Corp.	109	5,256
FCB Financial Holdings, Inc., Class A (A)	194	9,264
Pinnacle Financial Partners, Inc.	147	9,207
Tompkins Financial Corp.	6	458
Webster Financial Corp.	565	29,510
Western Alliance Bancorp. (A)	243	11,978

		65,673

Total Financials – 12.9%		73,160
Health Care
Health Care Equipment – 1.7%
Globus Medical, Inc., Class A (A)	84	2,772
Insulet Corp. (A)	133	6,819

		9,591

Health Care Facilities – 0.9%
HealthSouth Corp.	109	5,285

Health Care Services – 5.5%
Amedisys, Inc. (A)	44	2,776
Tivity Health, Inc. (A)	712	28,389

		31,165

Health Care Supplies – 1.3%
ICU Medical, Inc. (A)	42	7,176

Health Care Technology – 4.2%
Evolent Health, Inc., Class A (A)	520	13,192
Medidata Solutions, Inc. (A)	48	3,746
Omnicell, Inc. (A)	158	6,799

		23,737

Total Health Care – 13.6%		76,954
Industrials
Building Products – 1.1%
Advanced Drainage Systems, Inc.	308	6,189

Industrial Machinery – 3.1%
Woodward, Inc.	261	17,671

Trading Companies & Distributors – 3.6%
Beacon Roofing Supply, Inc. (A)	371	18,187
Univar, Inc. (A)	76	2,216

		20,403

Trucking – 4.2%
Saia, Inc. (A)	276	14,141
YRC Worldwide, Inc. (A)	877	9,750

		23,891

Total Industrials – 12.0%		68,154

Information Technology
Application Software – 3.4%
8x8, Inc. (A)	851	12,375
Everbridge, Inc. (A)	280	6,828

		19,203

Data Processing & Outsourced Services – 1.4%
Conduent, Inc. (A)	507	8,080

Home Entertainment Software – 4.4%
Take-Two Interactive Software, Inc. (A)	343	25,134

Internet Software & Services – 1.5%
Q2 Holdings, Inc. (A)	235	8,666

IT Consulting & Other Services – 1.6%
Unisys Corp. (A)	701	8,970

Semiconductors – 2.7%
Integrated Device Technology, Inc. (A)	403	10,398
MACOM Technology Solutions Holdings, Inc. (A)	92	5,109

		15,507

Systems Software – 2.0%
Tableau Software, Inc., Class A (A)	180	11,010

Technology Distributors – 1.7%
Synnex Corp.	78	9,316

Technology Hardware, Storage & Peripherals – 1.4%
Electronics for Imaging, Inc. (A)	170	8,072

Total Information Technology – 20.1%		113,958
Materials
Specialty Chemicals – 6.8%
Flotek Industries, Inc. (A)(B)	118	1,052
Flotek Industries, Inc. (A)	621	5,552
Innospec, Inc.	127	8,313
Sensient Technologies Corp.	298	24,025

		38,942

Steel – 0.9%
TimkenSteel Corp. (A)	325	4,993

Total Materials – 7.7%		43,935
Real Estate
Industrial REITs – 0.7%
STAG Industrial, Inc.	154	4,256

Real Estate Services – 1.2%
Realogy Holdings Corp.	210	6,824

Specialized REITs – 3.6%
Uniti Group, Inc.	810	20,367

Total Real Estate – 5.5%		31,447
Telecommunication Services
Alternative Carriers – 1.9%
Vonage Holdings Corp. (A)	1,631	10,667

Total Telecommunication Services – 1.9%		10,667
Utilities
Electric Utilities – 1.1%
ALLETE, Inc.	84	6,035

Gas Utilities – 0.8%
South Jersey Industries, Inc.	141	4,811

Total Utilities – 1.9%		10,846

TOTAL COMMON STOCKS – 98.8%		$560,636
(Cost: $484,032)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 1.3%
Comcast Corp., 1.330%, 7–6–17	$5,000	4,999
Kroger Co. (The), 1.300%, 7–3–17	2,692	2,692

		7,691

Master Note – 0.2%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.440%, 7–5–17 (D)	1,118	1,118

Municipal Obligations – 0.2%
NY State Hsng Fin Agy, Related 42nd and 10th Hsng Rev Bonds, Ser 2010A (GTD by FHLMC) (BVAL plus 14 bps), 0.880%, 7–7–17 (D)	1,000	1,000

TOTAL SHORT-TERM SECURITIES – 1.7%		$9,809
(Cost: $9,809)

TOTAL INVESTMENT SECURITIES – 100.5%		$570,445
(Cost: $493,841)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.5)%		(3,015)

NET ASSETS – 100.0%		$567,430

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017 the total value of these securities amounted to $1,052 or 0.2% of net assets.

(C)	Rate shown is the yield to maturity at June 30, 2017.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$560,636	$—	$—
Short-Term Securities	—	9,809	—
Total	$560,636	$9,809	$—

During the period ended June 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

BVAL = Bloomberg Valuation Municipal AA Benchmark

FHLMC = Federal Home Loan Mortgage Corp.

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$493,841

Gross unrealized appreciation	85,230
Gross unrealized depreciation	(8,626)

Net unrealized appreciation	$76,604

SCHEDULE OF INVESTMENTS Ivy Small Cap Growth Fund (in thousands)	JUNE 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Apparel Retail – 1.5%
Burlington Stores, Inc. (A)	172	$15,822

Automotive Retail – 0.5%
Monro Muffler Brake, Inc.	119	4,964

Distributors – 2.1%
Pool Corp.	195	22,977

General Merchandise Stores – 0.9%
Ollie’s Bargain Outlet Holdings, Inc. (A)	233	9,930

Homebuilding – 1.3%
Installed Building Products, Inc. (A)	268	14,207

Hotels, Resorts & Cruise Lines – 1.2%
Hilton Grand Vacations, Inc. (A)	370	13,346

Internet & Direct Marketing Retail – 0.3%
Blue Apron Holdings, Inc., Class A (A)	280	2,612

Leisure Facilities – 1.5%
Vail Resorts, Inc.	80	16,147

Leisure Products – 0.5%
Nautilus Group, Inc. (The) (A)	296	5,667

Restaurants – 4.5%
Dave & Buster’s Entertainment, Inc. (A)	289	19,192
Texas Roadhouse, Inc., Class A	311	15,855
Wingstop, Inc.	455	14,069

		49,116

Specialty Stores – 1.9%
Five Below, Inc. (A)	232	11,468
Party City Holdco, Inc. (A)	578	9,049

		20,517

Total Consumer Discretionary – 16.2%		175,305
Consumer Staples
Packaged Foods & Meats – 0.9%
Lance, Inc.	290	10,023

Total Consumer Staples – 0.9%		10,023
Energy
Oil & Gas Equipment & Services – 2.4%
Forum Energy Technologies, Inc. (A)	213	3,315
Keane Group, Inc. (A)	400	6,392
RPC, Inc.	597	12,072
U.S. Silica Holdings, Inc.	131	4,642

		26,421

Oil & Gas Exploration & Production – 0.4%
Petroleum Development Corp. (A)	87	3,763

Total Energy – 2.8%		30,184
Financials
Regional Banks – 5.5%
Ameris Bancorp	186	8,985
Cathay General Bancorp	152	5,772
Home BancShares, Inc.	675	16,806
SVB Financial Group (A)	85	15,005
Western Alliance Bancorp. (A)	265	13,056

		59,624

Thrifts & Mortgage Finance – 1.2%
LendingTree, Inc. (A)	77	13,328

Total Financials – 6.7%		72,952
Health Care
Health Care Equipment – 7.9%
Inogen, Inc. (A)	138	13,191
iRhythm Technologies, Inc. (A)	154	6,537
K2M Group Holdings, Inc. (A)	612	14,898
Nevro Corp. (A)	177	13,205
NuVasive, Inc. (A)	154	11,810
NxStage Medical, Inc. (A)	465	11,662
Penumbra, Inc. (A)	157	13,820

		85,123

Health Care Facilities – 2.2%
Acadia Healthcare Co., Inc. (A)	484	23,922

Health Care Services – 4.9%
AMN Healthcare Services, Inc. (A)	719	28,063
Envision Healthcare Holdings, Inc. (A)	219	13,712
Teladoc, Inc. (A)	338	11,726

		53,501

Life Sciences Tools & Services – 1.2%
Cambrex Corp. (A)	217	12,942

Managed Health Care – 1.6%
HealthEquity, Inc. (A)	352	17,520

Total Health Care – 17.8%		193,008
Industrials
Aerospace & Defense – 2.3%
Mercury Computer Systems, Inc. (A)	594	25,014

Agricultural & Farm Machinery – 1.2%
Toro Co. (The)	183	12,701

Air Freight & Logistics – 2.3%
XPO Logistics, Inc. (A)	384	24,799

Building Products – 0.6%
JELD-WEN Holding, Inc. (A)	221	7,175

Construction & Engineering – 1.7%
Dycom Industries, Inc. (A)	208	18,629

Diversified Support Services – 0.6%
Healthcare Services Group, Inc.	131	6,149

Industrial Machinery – 4.3%
John Bean Technologies Corp.	179	17,581
RBC Bearings, Inc. (A)	74	7,574
Timken Co. (The)	145	6,727
Woodward, Inc.	217	14,665

		46,547

Security & Alarm Services – 0.4%
Brink’s Co. (The)	64	4,308

Trading Companies & Distributors – 3.1%
Beacon Roofing Supply, Inc. (A)	248	12,127
Watsco, Inc.	142	21,861

		33,988

Trucking – 1.2%
Knight Transportation, Inc.	344	12,742

Total Industrials – 17.7%		192,052
Information Technology
Application Software – 11.9%
BroadSoft, Inc. (A)	373	16,041
Ellie Mae, Inc. (A)	94	10,332
Globant S.A. (A)	249	10,812
HubSpot, Inc. (A)	235	15,464
Manhattan Associates, Inc. (A)	86	4,114
Paycom Software, Inc. (A)	288	19,675
Tyler Technologies, Inc. (A)	88	15,512
Ultimate Software Group, Inc. (The) (A)	125	26,247
Zendesk, Inc. (A)	408	11,320

		129,517

Communications Equipment – 1.2%
Lumentum Holdings, Inc. (A)	235	13,418

Electronic Manufacturing Services – 1.3%
Fabrinet (A)	328	14,001

Internet Software & Services – 2.6%
Five9, Inc. (A)	436	9,387
Q2 Holdings, Inc. (A)	249	9,193
Shopify, Inc., Class A (A)	115	9,968

		28,548

IT Consulting & Other Services – 3.1%
Booz Allen Hamilton Holding Corp.	646	21,027
InterXion Holding N.V. (A)	263	12,059

		33,086

Semiconductors – 4.6%
MACOM Technology Solutions Holdings, Inc. (A)	133	7,412
Maxlinear, Inc. (A)	291	8,108
Monolithic Power Systems, Inc.	153	14,730
Power Integrations, Inc.	264	19,228

		49,478

Systems Software – 1.7%
Proofpoint, Inc. (A)	210	18,260

Varonis Systems, Inc. (A)	8	279

		18,539

Technology Distributors – 0.9%
Tech Data Corp. (A)	94	9,453

Total Information Technology – 27.3%		296,040
Materials
Construction Materials – 2.4%
Eagle Materials, Inc.	69	6,377
Summit Materials, Inc., Class A (A)	424	12,248
U.S. Concrete, Inc. (A)	98	7,659

		26,284

Total Materials – 2.4%		26,284
Real Estate
Real Estate Services – 2.0%
RE/MAX Holdings, Inc., Class A	382	21,389

Total Real Estate – 2.0%		21,389

TOTAL COMMON STOCKS – 93.8%		$1,017,237
(Cost: $719,710)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 0.8%
CVS Health Corp., 1.330%, 7–5–17	$5,000	4,999
Kroger Co. (The), 1.300%, 7–3–17	2,851	2,850

		7,849

Master Note – 0.5%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.440%, 7–5–17 (C)	5,466	5,466

Municipal Obligations – 5.0%
City of Whittier, Hlth Fac Rev Bonds (Presbyterian Intercmnty Hosp), Ser 2009 (GTD by U.S. Bank N.A.) (BVAL plus 14 bps), 0.860%, 7–7–17 (C)	16,300	16,300
Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2005 (GTD by U.S. Bank N.A.) (BVAL plus 13 bps), 0.920%, 7–7–17 (C)	4,400	4,400
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2009A (GTD by Air Products and Chemicals, Inc.) (BVAL plus 24 bps), 0.920%, 7–7–17 (C)	9,000	9,000
NY Hsng Fin Agy, Riverside Ctr 2 Hsng Rev Bonds, Ser 2015A-1 (GTD by Bank of America N.A.) (BVAL plus 18 bps), 0.930%, 7–7–17 (C)	7,300	7,300

The Regents of the Univ of CA, Gen Rev Bonds, Ser AL (BVAL plus 9 bps), 0.910%, 7–7–17 (C)	17,625	17,625

		54,625

TOTAL SHORT-TERM SECURITIES – 6.3%		$67,940
(Cost: $67,941)

TOTAL INVESTMENT SECURITIES – 100.1%		$1,085,177
(Cost: $787,651)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(1,349)

NET ASSETS – 100.0%		$1,083,828

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at June 30, 2017.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following total return swap agreements were outstanding at June 30, 2017:

Counterparty	Number of Shares	Underlying Security	Termination Date	Notional Amount	Financing Fee(1)(2)	Unrealized Appreciation
JPMorgan Chase Bank N.A.	253,927	Biotech Custom Index	01/09/2018	$32,213	1-Month LIBOR less 50 bps	$2,569

(1)	The Fund pays the financing fee multiplied by the notional amount each month.

(2)	At the termination date, a net cash flow is exchanged where the market-linked total return is equivalent to the return of the underlying security less a financing rate, if any. As the payer, a Fund would owe payments on any net positive total return, and would receive payments in the event of a negative total return.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,017,237	$—	$—
Short-Term Securities	—	67,940	—
Total	$1,017,237	$67,940	$—
Total Return Swaps	$—	$2,569	$—

During the period ended June 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

BVAL = Bloomberg Valuation Municipal AAA Benchmark

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at June 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$787,651

Gross unrealized appreciation	306,818
Gross unrealized depreciation	(9,292)

Net unrealized appreciation	$297,526

SCHEDULE OF INVESTMENTS Ivy Tax-Managed Equity Fund (in thousands)	JUNE 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Cable & Satellite – 2.3%
Comcast Corp., Class A	73	$2,828

Footwear – 1.2%
NIKE, Inc., Class B	25	1,476

Home Improvement Retail – 2.3%
Home Depot, Inc. (The)	18	2,753

Internet & Direct Marketing Retail – 8.5%
Amazon.com, Inc. (A)	7	6,367
priceline.com, Inc. (A)	2	3,840

		10,207

Total Consumer Discretionary – 14.3%		17,264
Consumer Staples
Hypermarkets & Super Centers – 1.2%
Costco Wholesale Corp.	9	1,487

Packaged Foods & Meats – 1.0%
Blue Buffalo Pet Products, Inc. (A)	52	1,185

Personal Products – 1.3%
Estee Lauder Co., Inc. (The), Class A	17	1,601

Soft Drinks – 1.7%
Monster Beverage Corp. (A)	40	1,992

Tobacco – 2.2%
Philip Morris International, Inc.	22	2,617

Total Consumer Staples – 7.4%		8,882
Energy
Oil & Gas Equipment & Services – 3.1%
Halliburton Co.	70	2,974
Schlumberger Ltd.	11	739

		3,713

Total Energy – 3.1%		3,713
Financials
Financial Exchanges & Data – 2.9%
CME Group, Inc.	28	3,532

Investment Banking & Brokerage – 0.8%
Goldman Sachs Group, Inc. (The)	4	887

Total Financials – 3.7%		4,419
Health Care
Biotechnology – 7.0%
ACADIA Pharmaceuticals, Inc. (A)	52	1,446
Alexion Pharmaceuticals, Inc. (A)	10	1,232
Celgene Corp. (A)	22	2,870
Incyte Corp. (A)	13	1,598
Shire Pharmaceuticals Group plc ADR	7	1,222

		8,368

Health Care Equipment – 5.3%
Danaher Corp.	40	3,363
DexCom, Inc. (A)	20	1,434
Intuitive Surgical, Inc. (A)	2	1,637

		6,434

Pharmaceuticals – 3.4%
Allergan plc	5	1,178
Bristol-Myers Squibb Co.	19	1,073
Jazz Pharmaceuticals plc (A)	12	1,812

		4,063

Total Health Care – 15.7%		18,865
Industrials
Aerospace & Defense – 2.3%
Boeing Co. (The)	5	961
Raytheon Co.	11	1,825

		2,786

Construction Machinery & Heavy Trucks – 2.7%
Caterpillar, Inc.	30	3,240

Industrial Machinery – 2.8%
Stanley Black & Decker, Inc.	24	3,321

Railroads – 1.2%
Union Pacific Corp.	13	1,448

Research & Consulting Services – 2.8%
Verisk Analytics, Inc., Class A (A)	41	3,440

Trucking – 2.2%
J.B. Hunt Transport Services, Inc.	29	2,614

Total Industrials – 14.0%		16,849
Information Technology
Application Software – 8.2%
Adobe Systems, Inc. (A)	31	4,438
salesforce.com, Inc. (A)	62	5,402

		9,840

Data Processing & Outsourced Services – 7.9%
FleetCor Technologies, Inc. (A)	17	2,523
MasterCard, Inc., Class A	25	3,020
Visa, Inc., Class A	42	3,969

		9,512

Home Entertainment Software – 0.8%
Electronic Arts, Inc. (A)	9	957

Internet Software & Services – 9.1%
Alphabet, Inc., Class A (A)	6	5,291
Alphabet, Inc., Class C (A)	1	687
Facebook, Inc., Class A (A)	33	5,027

		11,005

Semiconductor Equipment – 2.2%
Lam Research Corp.	19	2,638

Systems Software – 5.7%
Microsoft Corp.	100	6,869

Technology Hardware, Storage & Peripherals – 4.0%
Apple, Inc.	34	4,887

Total Information Technology – 37.9%		45,708
Real Estate
Specialized REITs – 1.5%
American Tower Corp., Class A	14	1,833

Total Real Estate – 1.5%		1,833

TOTAL COMMON STOCKS – 97.6%		$117,533
(Cost: $85,731)

SHORT-TERM SECURITIES	Principal
Master Note – 1.3%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.440%, 7–5–17 (B)	$1,625	1,625

TOTAL SHORT-TERM SECURITIES – 1.3%		$1,625
(Cost: $1,625)

TOTAL INVESTMENT SECURITIES – 98.9%		$119,158
(Cost: $87,356)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.1%		1,357

NET ASSETS – 100.0%		$120,515

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$117,533	$—	$—
Short-Term Securities	—	1,625	—
Total	$117,533	$1,625	$—

During the period ended June 30, 2017, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$87,356

Gross unrealized appreciation	32,034
Gross unrealized depreciation	(232)

Net unrealized appreciation	$31,802

SCHEDULE OF INVESTMENTS Ivy Value Fund (in thousands)	JUNE 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Cable & Satellite – 2.6%
Comcast Corp., Class A	303	$11,801

General Merchandise Stores – 2.4%
Target Corp.	202	10,578

Home Improvement Retail – 1.4%
Lowe’s Co., Inc.	82	6,326

Housewares & Specialties – 2.3%
Newell Rubbermaid, Inc.	187	10,038

Total Consumer Discretionary – 8.7%		38,743
Consumer Staples
Agricultural Products – 2.3%
Ingredion, Inc.	88	10,443

Drug Retail – 2.5%
CVS Caremark Corp.	137	11,031

Total Consumer Staples – 4.8%		21,474
Energy
Oil & Gas Equipment & Services – 2.5%
Baker Hughes, Inc.	199	10,837

Oil & Gas Refining & Marketing – 2.8%
Marathon Petroleum Corp.	238	12,449

Oil & Gas Storage & Transportation – 7.1%
Energy Transfer Partners L.P.	674	13,733
Plains All American Pipeline L.P.	393	10,329
VTTI Energy Partners L.P.	381	7,480

		31,542

Total Energy – 12.4%		54,828
Financials
Asset Management & Custody Banks – 3.5%
State Street Corp.	174	15,604

Consumer Finance – 7.5%
Capital One Financial Corp.	208	17,209
Synchrony Financial	546	16,276

		33,485

Life & Health Insurance – 3.0%
MetLife, Inc.	238	13,098

Mortgage REITs – 2.8%
American Capital Agency Corp.	574	12,210

Multi-Line Insurance – 3.0%
American International Group, Inc.	210	13,104

Other Diversified Financial Services – 8.9%
Citigroup, Inc.	274	18,338
JPMorgan Chase & Co.	234	21,351

		39,689

Property & Casualty Insurance – 2.0%
Allstate Corp. (The)	102	9,030

Regional Banks – 2.7%
Fifth Third Bancorp	464	12,043

Total Financials – 33.4%		148,263
Health Care
Biotechnology – 2.4%
Amgen, Inc.	62	10,678

Health Care Facilities – 2.8%
HCA Holdings, Inc. (A)	142	12,400

Managed Health Care – 5.3%
Aetna, Inc.	70	10,658
Cigna Corp.	78	13,023

		23,681

Pharmaceuticals – 3.2%
Jazz Pharmaceuticals plc (A)	35	5,380
Teva Pharmaceutical Industries Ltd. ADR	266	8,847

		14,227

Total Health Care – 13.7%		60,986
Industrials
Airlines – 1.8%
Delta Air Lines, Inc.	147	7,889

Electrical Components & Equipment – 2.6%
Eaton Corp.	150	11,659

Industrial Machinery – 2.0%
Timken Co. (The)	192	8,884

Total Industrials – 6.4%		28,432
Information Technology
Semiconductors – 3.7%
Micron Technology, Inc. (A)	421	12,565
QUALCOMM, Inc.	74	4,064

		16,629

Systems Software – 2.2%
Microsoft Corp.	139	9,568

Technology Hardware, Storage & Peripherals – 2.7%
Western Digital Corp.	135	11,970

Total Information Technology – 8.6%		38,167
Materials
Diversified Chemicals – 3.1%
Dow Chemical Co. (The) (B)	216	13,617

Total Materials – 3.1%		13,617
Real Estate
Specialized REITs – 2.9%
Uniti Group, Inc.	512	12,877

Total Real Estate – 2.9%		12,877
Utilities
Electric Utilities – 2.9%
Duke Energy Corp.	154	12,856

Renewable Electricity – 0.3%
NextEra Energy Partners L.P.	40	1,469

Total Utilities – 3.2%		14,325

TOTAL COMMON STOCKS – 97.2%		$431,712
(Cost: $368,754)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 2.0%
Kroger Co. (The), 1.300%, 7–3–17	$3,752	3,751
McCormick & Co., Inc., 1.410%, 7–11–17	5,000	4,998

		8,749

Master Note – 0.3%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.440%, 7–5–17 (D)	1,422	1,422

Municipal Obligations – 1.1%
FL Muni Power Agy, All-Requirements Power Supply Proj Var Rate Demand Rfdg Rev Bonds, Ser 2008C (GTD by Bank of America N.A.) (BVAL plus 25 bps), 1.010%, 7–1–17 (D)	5,060	5,060

TOTAL SHORT-TERM SECURITIES – 3.4%		$15,231
(Cost: $15,232)

TOTAL INVESTMENT SECURITIES – 100.6%		$446,943
(Cost: $383,986)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.6)%		(2,502)

NET ASSETS – 100.0%		$444,441

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $4,371 have been pledged as collateral on open futures contracts.

(C)	Rate shown is the yield to maturity at June 30, 2017.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following futures contracts were outstanding at June 30, 2017 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Value	Unrealized Depreciation
E-mini S&P 500 Index	Long	9-15-17	77	$9,321	$(41)

The following written options were outstanding at June 30, 2017 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Delta Air Lines, Inc.	N/A	Call	1,468	July 2017	$55.00	$78	$(82)
Micron Technology, Inc.	N/A	Call	595	July 2017	30.00	151	(71)
						$229	$(153)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$431,712	$—	$—
Short-Term Securities	—	15,231	—
Total	$431,712	$15,231	$—
Liabilities
Future Contracts	$41	$—	$—
Written Options	$153	$—	$—

During the period ended June 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

BVAL = Bloomberg Valuation Municipal AAA Benchmark

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$383,986

Gross unrealized appreciation	70,440
Gross unrealized depreciation	(7,483)

Net unrealized appreciation	$62,957

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy Funds
(Registrant)

By	/s/ Jennifer K. Dulski
Jennifer K. Dulski, Secretary

Date: August 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Philip J. Sanders
Philip J. Sanders, Principal Executive Officer

Date: August 29, 2017

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: August 29, 2017